UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 02/28/2010

Item 1 – Report to Stockholders

Semi-Annual Report

FEBRUARY 28, 2010 | (UNAUDITED)

BlackRock Defined Opportunity Credit Trust (BHL)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Senior Floating Rate Fund, Inc.

BlackRock Senior Floating Rate Fund II, Inc.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Dear Shareholder

The past year marked a pivotal turning point for global markets as the Great Recession that started in December 2007 began to recede and give way to recov-

ery. The dramatic about-face could be attributed to a confluence of factors, most notably the extraordinary policy actions of global governments and central banks, a resurgence in corporate profits and growing signs of stability and healing in world economies.

After reaching a trough in early March 2009, stocks galloped higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. The result was a powerful upswing in global equities and other higher-risk assets through the end of 2009. More recently, the combination of mixed economic data, lingering deflation issues (especially in Europe) and proposed fees and levies on banks dampened investor conviction, resulting in a several-week bout of profit-taking. The selloff had a more pronounced negative effect on inter-

national and emerging market equities due primarily to concerns of higher interest rates in Asia and negative headlines out of Europe, particularly in Greece.

Generally speaking, investors’ renewed affinity for risk was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes in 2009 was the reversal of the flight-to-quality trade. High yield, one of the most battered areas during the financial crisis, emerged as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Despite weak fundamentals, the municipal market produced solid returns as technical conditions remained supportive of the asset class. Municipal bond mutual funds enjoyed strong inflows and tax-exempt issuance remained low thanks to the ever-increasing popularity of the Build America Bond program. Nevertheless, state and local fiscal woes and bankruptcy fears remain firmly in the spotlight, and bear close monitoring.

At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market

Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain above levels registered prior to the financial crisis that began in 2007.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of February 28, 2010	6-month	12-month
US equities (S&P 500 Index)	9.32%	53.62%
Small cap US equities (Russell 2000 Index)	10.59	63.95
International equities (MSCI Europe, Australasia, Far East Index)	0.72	54.58
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.20
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.07	(1.54)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.19	9.32
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.13	9.98
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	13.86	55.20
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market continues to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncer-

tainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit

www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly com-

panion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued

partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of February 28, 2010 BlackRock Defined Opportunity Credit Trust

Investment Objective

BlackRock Defined Opportunity Credit Trust (BHL) (the “Fund”) seeks high current income, with a secondary objective of long-term capital appreciation.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Fund returned 17.73% based on market price and 9.88% based on net asset value (“NAV”). For the same period, the Lipper Loan Participation Funds category posted an average return of 29.78% on a market price basis and 13.09% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. During the period, we generally favored less economically sensitive sectors and higher-quality credits, which detracted from results as they underperformed lower-rated issues and those sectors with greater economic sensitivity. In addition, the Fund maintained relatively conservative levels of leverage (at period end, 16% of the Fund’s total managed assets), which detracted from performance versus the Lipper competitors, who maintained leverage closer to the 33 1 / 3 % regulatory limit. On the positive side, approximately 13% of the portfolio was invested in high yield, which aided performance as the sector performed well. Overweight positions in the automotive sector and a few special situation and distressed credits also was additive.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	BHL
Initial Offering Date	January 31, 2008
Yield on Closing Market Price as of February 28, 2010 ($12.62)[1]	5.13%
Current Monthly Distribution per Share[2]	$0.054
Current Annualized Distribution per Share[2]	$0.648
Leverage as of February 28, 2010[3]	16%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 Represents loans outstanding as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to borrowings, minus the sum of liabilities (other than borrowing representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$12.62	$11.03	14.42%	$12.69	$10.96
Net Asset Value	$13.38	$12.53	6.78%	$13.41	$12.51

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments.

Portfolio Composition
	2/28/10	8/31/09
Floating Rate Loan Interests	82%	94%
Corporate Bonds	17	6
Other Interests	1	—

Credit Quality Allocations[4]
	2/28/10	8/31/09
BBB/Baa	10%	16%
BB/Ba	41	57
B	44	27
Not Rated	5	—
[4] Using the higher of Standard & Poor’s Corporation (“S&P’s”) or
Moody’s Investors Service, Inc. (“Moody’s”) ratings.

4 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Fund Summary as of February 28, 2010 BlackRock Diversified Income Strategies Fund, Inc.

Investment Objective

BlackRock Diversified Income Strategies Fund, Inc. (DVF) (the “Fund”) seeks to provide investors with a high current income by investing primarily in a diversified portfolio of floating rate debt securities and instruments, including floating or variable rate loans, bonds, preferred securities (including convert-
ible preferred securities), notes or other debt securities or instruments that pay a floating rate of interest.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Fund returned 26.89% based on market price and 23.33% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 29.78% on a market price basis and 13.09% on a NAV basis. All returns reflect reinvestment of dividends. The Fund's premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. During the period, 66% of the Fund’s portfolio was invested in floating rate loan interests and about 30% in high yield bonds, with a portion of the allocation in floating rate notes and a portion swapped to floating rate. Both categories outperformed floating rate loan interests during the six months, which benefited performance. The Fund’s credit allocation has been biased towards lower-quality and nonrated credits, which also aided results. On the other hand, the Fund maintained leverage in the low-teen range, which detracted from performance versus the Lipper com-
petitors, who maintained leverage closer to the 33 1 / 3 % regulatory limit.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	DVF
Initial Offering Date	January 31, 2005
Yield on Closing Market Price as of February 28, 2010 ($10.67)[1]	7.70%
Current Monthly Distribution per Share[2]	$0.0685
Current Annualized Distribution per Share[2]	$0.8220
Leverage as of February 28, 2010[3]	17%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 Represents loans outstanding as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to any borrowings, minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:
	2/28/10	8/31/09	Change	High	Low
Market Price	$10.67	$8.80	21.25%	$10.73	$8.65
Net Asset Value	$10.30	$8.74	17.85%	$10.36	$8.74
The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition
	2/28/10	8/31/09
Floating Rate Loan Interests	66%	49%
Corporate Bonds	31	49
Common Stocks	2	2
Other Interests	1	—

Credit Quality Allocations[4]
	2/28/10	8/31/09
BBB/Baa	5%	—
BB/Ba	25	17%
B	40	37
CCC/Caa	13	34
CC/Ca	1	4
D	2	3
Not Rated	14	5
[4] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 5

Fund Summary as of February 28, 2010 BlackRock Floating Rate Income Strategies Fund, Inc.

Investment Objective

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (the “Fund”) seeks high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Fund returned 32.19% based on market price and 14.12% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 29.78% on a market price basis and 13.09% on a NAV basis. The per-
formance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises both closed-end funds and unleveraged continuously offered closed-end funds. All returns reflect reinvestment of dividends. The Fund moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. During the period, slightly less than 20% of the
Fund was invested in high yield bonds, which contributed positively to performance as high yield outperformed floating rate loan interests. Overweight positions in the automobiles sector and a few special situation and distressed credits also helped results, as did an underweight in health care. On the other hand, the Fund generally favored less economically sensitive sectors and higher-quality credits, which detracted from performance as these issues underperformed lower-rated issues and those sectors with greater economic sensitivity. In addition, the Fund maintained relatively conservative levels of leverage (at period end, 15% of the Fund’s total managed assets), which was a detractor versus the Lipper competitors, who maintained leverage closer to the 33 1 / 3 % regulatory limit.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	FRA
Initial Offering Date	October 31, 2003
Yield on Closing Market Price as of February 28, 2010 ($15.64)[1]	6.25%
Current Monthly Distribution per Share[2]	$0.0815
Current Annualized Distribution per Share[2]	$0.9780
Leverage as of February 28, 2010[3]	15%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 Represents loans outstanding as a percentage of managed assets, which is the total assets of the Fund, including any assets attributable to any borrowing that may be outstanding, minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:
	2/28/10	8/31/09	Change	High	Low
Market Price	$15.64	$12.26	27.57%	$15.65	$12.15
Net Asset Value	$14.24	$12.93	10.13%	$14.30	$12.93
The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition
	2/28/10	8/31/09
Floating Rate Loan Interests	73%	75%
Corporate Bonds	25	24
Other Interests	1	—
Common Stocks	1	1

Credit Quality Allocations[4]
	2/28/10	8/31/09
BBB/Baa	5%	12%
BB/Ba	35	15
B	40	46
CCC/Caa	9	21
D	2	4
Not Rated	9	2
[4] Using the higher of S&P’s or Moody’s ratings.

6 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Fund Summary as of February 28, 2010 BlackRock Limited Duration Income Trust

Investment Objective

BlackRock Limited Duration Income Trust (BLW) (the “Fund”) seeks to provide current income and capital appreciation.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Fund returned 14.21% based on market price and 12.73% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 21.84% on a market price basis and 18.08% on a NAV basis.
All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s Lipper category is composed primarily of high yield funds. In addition to high yield bonds, the
Fund invests in high yield loans and investment-grade bonds, which hurt relative performance as these securities underperformed high yield. The Fund tended to favor sectors less exposed to the economy, the consumer and housing, which detracted from results given the period’s strong market perform-
ance. Conversely, overweights in the automobiles sector and a number of special situation and distressed credits (including automobiles) helped. During the period, the Fund tended to hold low cash balances, although the cash position at period end was 6%. Given the market’s positive performance, this cash balance negatively impacted performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	BLW
Initial Offering Date	July 30, 2003
Yield on Closing Market Price as of February 28, 2010 ($15.64)[1]	5.37%
Current Monthly Distribution per Share[2]	$0.070
Current Annualized Distribution per Share[2]	$0.840
Leverage as of February 28, 2010[3]	2%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Share was increased to $0.075. The Yield on Closing
Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
3 Represents loans outstanding as a percentage of managed assets, which is the total assets of the Fund, including any assets attributable to any borrowing that may be outstanding, minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the Fund’s market price and net asset value per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$15.64	$14.09	11.00%	$15.68	$13.72
Net Asset Value	$16.38	$14.95	9.57%	$16.38	$14.95
The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the
Fund’s corporate bond and US government securities investments:

Portfolio Composition
	2/28/10	8/31/09
Floating Rate Loan Interests	42%	45%
Corporate Bonds	33	24
U.S. Government Sponsored
Agency Securities	18	26
Non-Agency Mortgage
Backed Securities	2	—
Asset-Backed Securities	2	2
Foreign Agency Obligations	2	2
Other Interests	1	—
U.S. Treasury Obligations	—	1

Credit Quality Allocations[4]
	2/28/10	8/31/09
AAA/Aaa[5]	36%	53%
BBB/Baa	3	6
BB/Ba	22	11
B	28	10
CCC/Caa	7	16
C	—	1
D	—	1
Not Rated	4	2
[4] Using the higher of S&P’s or Moody’s ratings.
[5] Includes U.S. Government Sponsored Agency securities and
U.S. Treasury Obligations, which are deemed AAA/Aaa by the
investment advisor.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 7

Fund Summary as of February 28, 2010 BlackRock Senior Floating Rate Fund, Inc.

Investment Objective

BlackRock Senior Floating Rate Fund, Inc. (the “Fund”) is a continuously offered closed-end fund that seeks high current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans made by banks and other financial institutions.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Fund returned 7.97% based on NAV. For the same period, the closed-end Lipper Loan Participation
Funds category posted an average return of 13.09% on a NAV basis. All returns reflect reinvestment of dividends. The Fund, through its investment in the
Master Senior Floating Rate LLC, maintained relatively conservative positioning (i.e., higher quality credits and loan structures) and no leverage, which hin-
dered performance in the strong market of the past six months versus its Lipper competitors, many of which employ leverage. We believe this positioning is prudent for the medium term. Overweight positions in the automobiles sector and a few special situation and distressed credits helped results, as did an underweight in health care. During the period, the Fund tended to hold low cash balances, although the cash position at period end was 8%. Given the market’s positive performance, this cash balance negatively impacted performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information1

Initial Offering Date	November 3, 1989
Yield based on Net Asset Value as of February 28, 2010 ($7.54)[2]	4.94%
Current Monthly Distribution per Share[3]	$0.028552
Current Annualized Distribution per Share[3]	$0.372196
[1] The Fund is a continuously offered closed-end fund that does not trade on an exchange.
[2] Yield based on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.
Past performance does not guarantee future results.
[3] The distribution is not constant and is subject to change.

The table below summarizes the change in the Fund’s NAV per share:
	2/28/10	8/31/09	Change	High	Low
Net Asset Value	$7.54	$7.16	5.31%	$7.59	$7.16

Expense Example for Continuously Offered Closed-End Funds
		Actual			Hypothetical[5]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2009 February 28, 2010 During the Period[4]			September 1, 2009 February 28, 2010 During the Period[4]
BlackRock Senior Floating Rate Fund, Inc.	$1,000	$1,079.70	$7.89	$1,000	$1,017.21	$7.65
[4] Expenses are equal to the annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the Master LLC in which it invests.
[5] Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses for Continuously Offered Closed-End Funds” on page 11 for further information on how expenses were calculated.

8 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Fund Summary as of February 28, 2010 BlackRock Senior Floating Rate Fund II, Inc.

Investment Objective

BlackRock Senior Floating Rate Fund II, Inc. (the “Fund”) is a continuously offered closed-end fund that seeks high current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans made by banks and other financial institutions.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Fund returned 7.88% based on NAV. For the same period, the closed-end Lipper Loan Participation
Funds category posted an average return of 13.09% on a NAV basis. All returns reflect reinvestment of dividends. The Fund, through its investment in the
Master Senior Floating Rate LLC, maintained relatively conservative positioning (i.e., higher quality credits and loan structures) and no leverage, which hin-
dered performance in the strong market of the past six months versus its Lipper competitors, many of which employ leverage. We believe this positioning is prudent for the medium term. Overweight positions in the automobiles sector and a few special situation and distressed credits helped results, as did an underweight in health care. During the period, the Fund tended to hold low cash balances, although the cash position at period-end was 8%. Given the market’s positive performance, this cash balance negatively impacted performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information1

Initial Offering Date	March 26, 1999
Yield based on Net Asset Value as of February 28, 2010 ($8.17)[2]	4.80%
Current Monthly Distribution per Share[3]	$0.030085
Current Annualized Distribution per Share[3]	$0.392179

1 The Fund is a continuously offered closed-end fund that does not trade on an exchange.
2 Yield based on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.
Past performance does not guarantee future results.
3 The distribution is not constant and is subject to change.

The table below summarizes the change in the Fund’s NAV per share:
	2/28/10	8/31/09	Change	High	Low
Net Asset Value	$8.17	$7.76	5.28%	$8.22	$7.75

Expense Example for Continuously Offered Closed-End Funds
		Actual			Hypothetical[5]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2009 February 28, 2010		During the Period[4]	September 1, 2009 February 28, 2010		During the Period[4]
BlackRock Senior Floating Rate Fund II, Inc.	$1,000	$1,078.80	$8.61	$1,000	$1,016.51	$8.35

4 Expenses are equal to the annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the Master LLC in which it invests.
5 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses for Continuously Offered Closed-End Funds” on page 11 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 9

The Benefits and Risks of Leveraging

BlackRock Defined Opportunity Credit Trust, BlackRock Diversified Income
Strategies Fund, Inc., BlackRock Floating Rate Income Strategies Fund, Inc.
and BlackRock Limited Duration Income Trust (each a “Fund” and collec-
tively, the “Funds”) may utilize leverage to seek to enhance the yield and
NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage through borrowings or through entering into reverse repurchase agreements and dollar rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from lever-
age is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it borrows for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-
term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays borrowing costs and interest expense on the $30 million of borrowings based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the borrowings earn the income based on long-term interest rates. In this case, the borrowing costs and interest expense of the borrowings is significantly lower than the income earned on the Fund’s long-term investments, and therefore Common
Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term inter-
est rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays interest expense on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ borrowings do not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the
Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage from borrowings discussed above.

The use of leverage may enhance opportunities for increased income to the Funds and shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Fund to incur losses. The use of leverage may limit each
Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by common shareholders of each Fund and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to borrow through their credit facility up to 33 1 / 3 % of their total managed assets. As of February 28, 2010, the Funds had outstanding leverage from borrowings as a percentage of their total managed assets as follows:

Percent of
Leverage
BHL	16%
DVF	17%
FRA	15%
BLW	2%

10 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including swaps, financial futures contracts, foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, interest rate, credit, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instru-
ment and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Funds can realize on an invest-
ment or may cause the Funds to hold a security that they might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Disclosure of Expenses for Continuously Offered Closed-End Funds

Shareholders of BlackRock Senior Floating Rate Fund, Inc. and
BlackRock Senior Floating Rate Fund II, Inc. may incur the following charges:
(a) expenses related to transactions, including early withdrawal fees; and
(b) operating expenses, including administration fees, and other Fund expenses. The examples on the previous pages (which are based on a hypo-
thetical investment of $1,000 invested on September 1, 2009 and held through February 28, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in compar-
ing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as early withdrawal fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders deter-
mine the relative total expenses of owning different funds. If these trans-
actional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 11

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Capital Markets — 0.2%
E*Trade Financial Corp. (a)	163,000		$ 262,430
Total Common Stocks — 0.2%			262,430
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.3%
L-3 Communications Corp., 5.88%, 1/15/15	USD	300	301,125
Airlines — 0.3%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		300	309,000
Auto Components — 0.0%
Delphi International Holdings Unsecured, 12.00%,
10/06/14		13	12,923
Building Products — 0.3%
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		375	375,000
Chemicals — 0.4%
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		280	261,800
Nalco Co., 8.25%, 5/15/17 (b)		250	266,875
			528,675
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc., 7.63%, 8/15/16		400	404,000
The Geo Group, Inc., 7.75%, 10/15/17 (b)		250	253,125
			657,125
Communications Equipment — 0.0%
Brocade Communications Systems, Inc., 6.88%,
1/15/20 (b)		50	51,000
Consumer Finance — 0.5%
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		575	589,375
Containers & Packaging — 1.1%
Berry Plastics Escrow LLC, 8.25%, 11/15/15 (b)		700	698,250
Crown Americas LLC, 7.63%, 5/15/17 (b)		280	291,200
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		280	289,100
			1,278,550
Diversified Financial Services — 2.4%
CIT Group, Inc., 7.00%, 5/01/17		1,375	1,215,156
FCE Bank Plc:
7.13%, 1/16/12	EUR	600	809,804
7.13%, 1/15/13		50	66,721
GMAC, Inc., 8.30%, 2/12/15 (b)	USD	850	857,438
			2,949,119
Diversified Telecommunication Services — 1.7%
Cincinnati Bell, Inc., 8.25%, 10/15/17		500	500,000
PAETEC Holding Corp., 8.88%, 6/30/17 (b)		100	100,624
Qwest Corp., 8.38%, 5/01/16		640	700,800
Windstream Corp., 7.88%, 11/01/17		750	733,125
			2,034,549
Energy Equipment & Services — 0.4%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		500	497,500
Food Products — 1.1%
B&G Foods, Inc., 7.63%, 1/15/18		300	303,000
Bumble Bee Foods LLC, 7.75%, 12/15/15 (b)		210	210,525
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		740	801,050
			1,314,575

		Par
Corporate Bonds		(000)	Value
Health Care Providers & Services — 0.3%
DaVita, Inc., 6.63%, 3/15/13	USD	405	$ 406,013
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		850	977,500
Hotels Restaurants & Leisure — 1.1%
Icahn Enterprises LP (b):
7.75%, 1/15/16		375	352,500
8.00%, 1/15/18		750	705,000
MGM Mirage, 11.13%, 11/15/17 (b)		240	259,200
			1,316,700
Household Durables — 0.7%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		715	797,225
Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		65	67,275
IT Services — 0.3%
SunGard Data Systems, Inc., 4.88%, 1/15/14		383	357,626
Independent Power Producers & Energy Traders — 2.7%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,165	1,179,562
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		400	408,000
NRG Energy, Inc., 7.25%, 2/01/14		1,700	1,712,750
			3,300,312
Media — 2.4%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12		710	748,162
Clear Channel Worldwide Holdings, Inc., 9.25%,
12/15/17 (b)		1,160	1,190,512
DISH DBS Corp., 7.00%, 10/01/13		425	434,563
UPC Germany GmbH, 8.13%, 12/01/17 (b)		500	500,000
			2,873,237
Paper & Forest Products — 1.9%
NewPage Corp., 11.38%, 12/31/14		2,205	2,105,775
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		200	210,000
			2,315,775
Real Estate Investment Trusts (REITs) — 0.2%
Omega Healthcare Investors, Inc., 7.50%, 2/15/20 (b)		290	292,900
Software — 0.1%
JDA Software Group, Inc., 8.00%, 12/15/14 (b)		82	84,460
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	450	615,809
Wireless Telecommunication Services — 1.3%
Cricket Communications, Inc., 7.75%, 5/15/16	USD	1,500	1,524,375
Total Corporate Bonds — 21.4%			25,827,723
Floating Rate Loan Interests (c)
Aerospace & Defense — 0.7%
Avio SpA:
Facility B2, 2.36%, 12/15/14		2	2,030
Facility C2, 2.98%, 12/14/15		2	2,165
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 2.25%, 3/26/14		23	17,170
Term Loan, 2.23% – 2.25%, 3/26/14		393	289,435

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the	CAD	Canadian Dollar	TALF	Term Asset-Backed Securities Loan Facility
Schedules of Investments, the names and descriptions of	EUR	Euro	USD	US Dollar
many of the securities have been abbreviated according	GBP	British Pound
to the following list:

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c)		(000)	Value
Aerospace & Defense (concluded)
TASC, Inc.:
Tranche A Term Loan, 5.50%, 12/18/14	USD	170	$ 170,709
Tranche B Term Loan, 5.75%, 12/18/15		330	332,200
			813,709
Auto Components — 3.1%
Affinion Group Holdings, Inc., Tranche B Term Loan,
2.73%, 10/17/12		324	314,463
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%,
8/07/14		2,160	1,978,226
Dana Holding Corp., Term Advance, 4.48% – 6.50%,
1/30/15		563	548,176
Exide Technologies Term Loan, 3.91%, 5/15/12	EUR	150	183,823
Lear Corp., Loan (Closing Date Loan & Delayed
Draw Loan), 7.50%, 11/09/14	USD	759	760,974
			3,785,662
Automobiles — 0.6%
Ford Motor Co., Tranche B-1 Term Loan, 3.24% – 3.26%,
12/15/13		743	691,236
Building Products — 2.6%
Building Materials Corp. of America:
Second Lien Term Loan, 6.00%, 9/15/14		750	738,000
Term Loan Advance, 3.00%, 2/22/14		738	718,227
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		1,084	1,088,402
Momentive Performance Materials (Blitz 06-103 GmbH),
Tranche B-2 Term Loan, 2.67%, 12/04/13	EUR	495	604,357
			3,148,986
Capital Markets — 0.4%
Nuveen Investments, Inc., Term Loan, 3.25% – 3.32%,
11/13/14	USD	523	455,141
Chemicals — 6.7%
Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		493	498,714
Chemtura Corp. Debtor in Possession Return of Capital
Term Loan, 6.00%, 1/26/11		850	853,719
Gentek Holding, LLC, Tranche B Term Loan, 7.00%,
10/29/14		500	502,500
Huish Detergents Inc., Tranche B Term Loan, 2.01%,
4/26/14		234	224,915
Matrix Acquisition Corp. (fka MacDermid, Inc.), Tranche B
Term Loan, 2.23%, 4/12/14		1,546	1,372,292
Nalco Co., Term Loan, 6.50%, 5/13/16		1,219	1,227,407
PQ Corp. (fka Niagara Acquisition, Inc.), Original
Term Loan (First Lien), 3.48% – 3.50%, 7/30/14		1,233	1,128,296
Rockwood Specialties Group, Inc., Term Loan H, 6.00%,
5/15/14		700	702,100
Solutia Inc., Loan, 7.25%, 2/28/14		732	741,370
Tronox Worldwide LLC, Tranche B-1 Term Loan, 9.00%,
6/24/10		800	820,960
			8,072,273
Commercial Services & Supplies — 3.7%
ARAMARK Corp.:
Letter of Credit, 2.11%, 1/26/14		53	50,085
US Term Loan, 2.13%, 1/26/14		798	761,571
Advanced Disposal Services, Inc., Term B Loan, 6.00%,
1/14/15		400	400,000
Alliance Laundry Systems LLC, Term Loan, 2.73%,
1/27/12		525	504,219
Casella Waste Systems, Inc, Term B Loan, 7.00%,
4/09/14		561	564,758
Johnson Diversey, Inc. Term Loan B, 5.50%, 11/24/15		500	503,750

		Par
Floating Rate Loan Interests (c)		(000)	Value
Commercial Services & Supplies (concluded)
Synagro Technologies, Inc., Term Loan (First Lien),
2.23%, 4/02/14	USD	982	$ 866,121
West Corp., Incremental Term B-3 Loan, 7.25%,
10/24/13		747	754,023
			4,404,527
Construction & Engineering — 1.1%
Safway First Out Term Loan, 9.00%, 12/14/17		750	750,000
Welding Services Term Loan B, 9.35%, 12/16/13		548	550,878
			1,300,878
Consumer Finance — 1.6%
DaimlerChrysler Financial Services Americas LLC,
Term Loan (First Lien), 4.24%, 8/03/12		1,899	1,875,102
Containers & Packaging — 2.3%
Anchor Glass Term Loan B, 6.00%, 2/18/16		700	697,813
Berry Plastics Holding Corp., Term C Loan, 2.25%,
4/03/15		678	606,851
Graham Packaging Co., LP, B Term Loan, 2.50%,
10/07/11		683	673,872
Smurfit Kappa Acquisitions (JSG):
Term B1, 3.77% – 4.37%, 7/16/14	EUR	306	409,740
C1 Term Loan Facility, 4.00% – 4.34%, 7/16/15		303	405,447
			2,793,723
Diversified Consumer Services — 2.9%
Coinmach Laundry Corp., Delay Draw Term Loan,
3.23% – 3.25%, 11/14/14	USD	248	218,760
Coinmach Service Corp., Term Loan, 3.26%, 11/14/14		1,474	1,274,737
Laureate Education Term Loan B, 7.00%, 8/15/14		1,995	1,976,895
			3,470,392
Diversified Financial Services — 2.2%
CIT Group, Inc., Tranche 2A Term Loan, 9.50% – 9.75%,
1/20/12		950	973,156
Reynolds Group Holdings Inc., US Term Loan, 6.25%,
11/05/15		1,700	1,710,625
			2,683,781
Diversified Telecommunication Services — 2.6%
Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12 (d)		224	191,630
Hawaiian Telcom Communications, Inc., Tranche C
Term Loan, 4.75%, 5/30/14		510	384,086
Integra Telecom Holdings, Inc., Term Loan (First Lien),
10.50%, 8/31/13		587	586,995
Level 3 Communications Incremental Term Loan, 7.59%,
3/13/14		525	473,047
US Telepacific Corp. Second Lien Term Loan, 7.75%,
7/25/15		175	175,328
Wind Finance SL SA, Euro Facility (Second Lien), 7.67%,
12/17/14	EUR	1,000	1,356,190
			3,167,276
Electrical Equipment — 0.4%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14	USD	539	539,322
Electronic Equipment, Instruments &
Components — 2.1%
Flextronics International Ltd.:
A Closing Date Loan, 2.48% – 2.50%, 10/01/14		104	97,888
Term Loan B, 2.50%, 10/01/12		565	545,102
L-1 Identity Solutions Operating Co., Term Loan, 6.75%,
8/05/13		651	651,023
Matinvest 2 SAS/ Butterfly Wendel US, Inc. (Deutsche
Connector):
B-2 Facility, 2.75% , 6/22/14		886	693,122
C-2 Facility, 3.00% , 6/22/15		732	572,698
			2,559,833

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 13

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c)		(000)	Value
Energy Equipment & Services — 0.4%
MEG Energy Corp., Tranche D Term Loan, 6.00%,
12/21/16	USD	499	$ 489,710
Food & Staples Retailing — 3.0%
AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots),
Facility B1, 3.54%, 7/09/15	GBP	500	682,987
Bolthouse Farms, Inc. Term Loan B, 3.75%, 2/04/16	USD	500	500,000
Pierre Foods Term Loan B, 8.50%, 9/30/14		475	473,812
Pilot Travel Centers Term Loan B, 3.50%, 11/18/15		1,000	1,004,636
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		900	932,400
			3,593,835
Food Products — 4.3%
CII Investment, LLC (fka Cloverhill), Term Loan B, 8.50%,
10/14/14		1,068	1,067,857
Dole Food Co., Inc.:
Credit-Linked Deposit, 7.89%, 4/12/13		127	127,425
Term Loan B, 3.50%, 2/10/17		441	441,397
Term Loan C, 5.50%, 2/10/17		1,059	1,059,353
Tranche B Term Loan, 8.00%, 4/12/13		222	221,599
Pilgrim’s Pride Corp. Term Loan A, 5.29%, 12/01/12		450	443,250
Pinnacle Foods Finance LLC, Tranche C Term Loan,
7.50%, 4/02/14		1,100	1,104,517
Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%,
4/12/13		719	718,984
			5,184,382
Health Care Equipment & Supplies — 1.6%
Biomet, Inc., Dollar Term Loan, 3.23% – 3.25%, 3/25/15		1,021	987,376
DJO Finance LLC (ReAble Therapeutics Finance LLC),
Term Loan, 3.23%, 5/20/14		885	854,836
Hologic, Inc., Tranche B Term Loan, 3.50%, 3/29/13		35	34,341
			1,876,553
Health Care Providers & Services — 4.9%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.50%, 7/25/14		82	76,796
Funded Term Loan, 2.48% – 2.50%, 7/25/14		1,619	1,512,806
DaVita Inc., Tranche B-1 Term Loan, 1.73% – 1.76%,
10/05/12		200	195,325
Fresenius SE:
Tranche B1 Term Loan, 6.75%, 9/10/14		590	592,752
Tranche B2 Term Loan, 6.75%, 9/10/14		356	358,049
HCA Inc., Tranche A-1 Term Loan, 1.75%, 11/16/12		2,117	1,999,143
Vanguard Health Systems Term Loan B, 5.00%, 1/29/16		1,200	1,201,500
			5,936,371
Health Care Technology — 1.1%
IMS Healthcare Term Loan B, 5.25%, 2/16/16		1,300	1,305,200
Hotels Restaurants & Leisure — 5.7%
BLB Worldwide Holdings, Inc. (Wembley, Inc.),
First Priority Term Loan, 4.75%, 7/18/11 (a)(e)		1,000	685,000
Cedar Fair LP Term Loan B, 4.00%, 2/04/16		750	748,829
Harrah’s Operating Co., Inc.:
Term B-2 Loan, 3.25%, 1/28/15		656	529,466
Term B-4 Loan, 9.50%, 10/31/16		750	747,917
Penn National Gaming, Inc., Term Loan B,
1.98% – 2.00%, 10/03/12		936	916,960
QCE, LLC (Quiznos), Term Loan (Second Lien), 2.56%,
5/05/13		183	156,492
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		1,000	1,004,375
Six Flags Theme Parks, Inc. Term Loan, 4.50%, 6/13/15		1,750	1,733,812
VML US Finance LLC (aka Venetian Macau), Term B:
Delayed Draw Project Loan, 4.76%, 5/25/12		151	143,500
Funded Project Loan, 4.76%, 5/27/13		266	253,457
			6,919,808

		Par
Floating Rate Loan Interests (c)		(000)	Value
Household Durables — 0.4%
Jarden Corp., Term Loan B3, 2.75%, 1/24/12	USD	441	$ 437,210
Household Products — 0.2%
VI-JON, Inc. (VJCS Acquisition, Inc.), Tranche B
Term Loan, 2.23%, 4/24/14		302	289,532
IT Services — 4.4%
Amadeus Global Travel Distribution SA:
Term Loan B, 2.23%, 5/22/15		955	907,775
Term Loan C, 2.73%, 5/22/16		955	907,775
Ceridian Corp., US Term Loan, 3.23% – 3.25%, 11/09/14		752	657,742
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		1,022	890,863
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		981	853,480
SunGard Data Systems, Inc. (Solar Capital Corp.),
Incremental Term Loan, 6.75%, 2/28/14		1,042	1,045,930
			5,263,565
Independent Power Producers & Energy Traders — 1.4%
Dynegy Holdings Inc.:
Term Letter of Credit Facility Term Loan, 3.98%,
4/02/13		486	473,928
Tranche B Term Loan, 3.98%, 4/02/13		39	38,151
Texas Competitive Electric Holdings Co., LLC (TXU),
Initial Tranche B-3 Term Loan, 3.73% – 3.75%,
10/10/14		1,462	1,169,414
			1,681,493
Industrial Conglomerates — 1.1%
Sequa Corp., Term Loan, 3.51% – 3.94%, 12/03/14		1,389	1,270,284
Insurance — 0.6%
Alliant Holdings I, Inc., Term Loan, 3.25%, 8/21/14		732	690,687
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		211	211,196
Machinery — 2.6%
Accuride Term Loan, 10.00%, 1/31/12		460	459,042
Bucyrus International Term Loan C, 4.50%, 1/26/16		1,000	1,005,300
LN Acquisition Corp. (Lincoln Industrial):
Delayed Draw Term Loan (First Lien), 3.49%, 7/11/14		245	225,727
Initial US Term Loan (First Lien), 3.49%, 7/11/14		637	585,769
Oshkosh Truck Corp., Term B Loan, 6.25% – 6.26%,
12/06/13		872	870,942
			3,146,780
Media — 22.4%
Catalina Marketing Corp., Initial Term Loan, 2.98%,
10/01/14		443	427,746
Cengage Learning Acquisitions, Inc. (Thomson Learning),
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,890	1,871,500
Cequel Communications, LLC:
Term Loan, 2.25% – 4.25%, 11/05/13		532	503,975
Tranche B Term Loan, 6.25%, 5/05/14		1,016	1,017,837
Charter Communications Operating, LLC, New Term Loan,
2.26%, 3/06/14		3,125	2,914,912
FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, 7/14/15		669	642,160
HMH Publishing Co. Ltd., Tranche A Term Loan, 5.23%,
6/12/14		1,016	855,046
Hanley-Wood, LLC (FSC Acquisition), Term Loan,
2.50% – 2.56%, 3/10/14		739	330,222
Harland Clarke Holdings Corp. (fka Clarke American
Corp.), Tranche B Term Loan, 2.73% – 2.75%, 6/30/14		522	456,600
Insight Midwest Holdings, LLC, B Term Loan, 2.25%,
4/07/14		500	480,078
Intelsat Corp. (fka PanAmSat Corp.):
Tranche B-2-A Term Loan, 2.73%, 1/03/14		241	228,844
Tranche B-2-B Term Loan, 2.73%, 1/03/14		241	228,774
Tranche B-2-C Term Loan, 2.73%, 1/03/14		241	228,774

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c)		(000)	Value
Media (concluded)
Lamar Media Corp.:
Series B Incremental Loan, 5.50% – 5.75%,
9/28/12	USD	382	$ 379,472
Series E Incremental Loan, 5.50% – 5.75%,
3/31/13		705	704,829
Term Loan, 5.50% – 5.75%, 9/28/12		942	935,401
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.34%, 6/28/15	EUR	1,010	942,428
Facility C1, 3.59%, 6/30/16		1,010	942,428
Local TV Finance, LLC, Term Loan, 2.26%, 5/07/13	USD	225	194,625
MCC Iowa LLC (Mediacom Broadband Group),
Tranche E Term Loan, 6.50%, 1/03/16		1,018	1,025,898
New Vision Exit Term Loan, 13.00%, 10/01/12		318	319,857
Newsday, LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		750	801,562
Floating Rate Term Loan, 6.50%, 8/01/13		500	501,250
Nielsen Finance LLC:
Class B Dollar Term Loan, 3.98%, 5/01/16		1,359	1,316,272
Dollar Term Loan, 2.23%, 8/09/13		246	231,713
Sinclair Television Group, Inc., Tranche B Term Loan,
6.50%, 10/29/15		500	502,500
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	1,100	1,480,346
Sunshine Acquisition Ltd. (aka HIT Entertainment),
Term Facility, 2.50%, 3/20/12	USD	1,751	1,539,233
TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		1,387	1,390,920
UPC Financing Partnership, Facility U, 4.99%,
12/31/17	EUR	800	1,014,888
Virgin Media Investment Holdings Ltd.:
B7 Facility, 4.40%, 9/03/12	GBP	223	331,051
C Facility, 4.40%, 9/03/12		372	553,389
C Facility, 3.58%, 7/17/13		140	199,420
Worldcolor Press Inc. and Worldcolor (USA) Corp.
(fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12	USD	798	805,629
Yell Group Plc TPI Term Loan A, 7.12%, 8/09/11		750	718,125
			27,017,704
Multi-Utilities — 0.3%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
Synthetic Letter of Credit, 2.81%, 11/01/13		35	32,767
Term B Advance (First Lien), 2.75%, 11/01/13		381	355,912
			388,679
Multiline Retail — 2.5%
Dollar General Corp., Tranche B-1 Term Loan,
2.98% – 3.00%, 7/07/14		781	757,236
Hema Holding BV, Facility D, 5.42%, 1/01/17	EUR	1,800	2,058,823
The Neiman Marcus Group Inc., Term Loan, 2.26%,
4/06/13	USD	185	166,048
			2,982,107
Oil, Gas & Consumable Fuels — 0.9%
Big West Oil, LLC:
Delayed Advance Loan, 4.50%, 5/15/14		442	433,618
Initial Advance Loan, 4.50%, 5/15/14		352	344,924
Initial Advance Loan, 9.75%, 1/26/15		325	326,625
			1,105,167
Paper & Forest Products — 0.9%
Georgia-Pacific LLC, Term Loan B, 2.25% – 2.26%,
12/23/12		1,161	1,133,860
Personal Products — 0.5%
American Safety Razor Co., LLC:
Loan (Second Lien), 6.51%, 1/30/14		500	292,500
Term Loan (First Lien), 2.75% – 2.76%, 7/31/13		200	181,148
Revlon Consumer Products Corp., Term Loan,
4.25% – 4.26%, 1/15/12		125	123,008
			596,656

	Par
Floating Rate Loan Interests (c)	(000)	Value
Pharmaceuticals — 1.6%
Warner Chilcott Co., LLC, Term A Loan, 5.50%,
10/30/14	USD 644 $	643,907
Warner Chilcott Corp., Term B-1 Loan, 5.75%, 4/30/15	1,300	1,299,875
		1,943,782
Professional Services — 0.8%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 7.50%,
7/31/15	988	993,809
Real Estate Management & Development — 1.0%
Realogy Corp.:
Delayed Draw Term B Loan, 3.25%, 10/10/13	524	461,773
Initial Term B Loan, 3.25%, 10/10/13	196	173,247
Synthetic LC, 3.23%, 10/10/13	53	46,644
Term Loan (Second Lien), 13.50%, 10/15/17	500	543,750
		1,225,414
Specialty Retail — 1.2%
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan,
2.98%, 10/21/13	326	314,082
General Nutrition Centers, Inc., Term Loan,
2.48% – 2.57%, 9/16/13	275	261,452
Michaels Stores, Inc.:
Term Loan B, 2.50% – 2.56%, 10/31/13	401	360,854
Term Loan B-1, 4.75% – 4.81%, 7/31/16	506	481,689
		1,418,077
Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands Inc., New Term Loan, 5.25%, 12/10/15	500	503,750
Wireless Telecommunication Services — 2.3%
Digicel International Finance Ltd., Tranche A, 2.81%,
3/30/12	1,579	1,519,967
MetroPCS Wireless, Inc., Tranche B Term Loan, 2.50%,
11/03/13	1,266	1,219,301
		2,739,268
Total Floating Rate Loan Interests — 99.7%	120,106,720
	Beneficial
	Interest
Other Interests (f)	(000)
Auto Components — 0.9%
Delphi Debtor in Possession Holding Co. LLP, Class B
Membership Interests	—(g)	1,067,720
Total Other Interests — 0.9%		1,067,720
Total Long-Term Investments
(Cost — $146,018,527) — 122.2%	147,264,593
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.09% (h)(i)	2,618,127	2,618,127
Total Short-Term Securities
(Cost — $2,618,127) — 2.2%		2,618,127
Total Investments (Cost — $148,636,654*) — 124.4%	149,882,720
Liabilities in Excess of Other Assets — (24.4)%	(29,374,669)
Net Assets — 100.0%	$120,508,051
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$148,636,654
Gross unrealized appreciation	$ 4,177,491
Gross unrealized depreciation		(2,931,425)
Net unrealized appreciation	$ 1,246,066

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 15

Schedule of Investments (concluded) BlackRock Defined Opportunity Credit Trust (BHL)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration to qualified
	institutional investors.
(c) Variable rate security. Rate shown is as of report date.
(d) Represents a payment-in-kind security which may pay interest /dividend in addi-
	tional par/shares.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Other interests represent beneficial interest in liquidation trusts and other reorgani-
	zation entities and are non-income producing.
(g) Amount is less than $1,000.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of
	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
						Net
						Activity	Income
	BlackRock Liquidity Funds, TempFund,
	Institutional Class				$ 2,618,127		$ 2,405
(i) Represents the current yield as of report date.
•	Foreign currency exchange contracts as of February 28, 2010 were as follows:
							Unrealized
	Currency			Currency		Settlement Appreciation
	Purchased			Sold	Counterparty	Date (Depreciation)
	USD 11,196,400 EUR			7,798,500	Citibank NA	3/24/10 $	578,030
	GBP	810,500	USD	1,271,847	Citibank NA	4/21/10	(36,487)
	USD	186,561	GBP	119,500	Citibank NA	4/21/10	4,420
	USD 2,967,636		GBP	1,833,000	Morgan Stanley
					Capital Services, Inc. 4/21/10		173,787
	Total					$ 719,750
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one
	or more of the industry sub-classifications used by one or more widely recognized
	market indexes or rating group indexes, and/or as defined by Fund management.
	This definition may not apply for purposes of this report, which may combine such
	industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of
	investments, which are as follows:
	• Level 1 — price quotations inactive markets/exchanges for identical assets
	and liabilities
	• Level 2 — other observable inputs (including, but not limited to: quoted prices for
	similar assets or liabilities in markets that are active, quoted prices for identical or
	similar assets or liabilities in markets that are not active, inputs other than quoted
	prices that are observable for the assets or liabilities (such as interest rates, yield
	curves, volatilities, prepayment speeds, loss severities, credit risks and default
	rates) or other market-corroborated inputs)
	• Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Fund’s own assumptions used in determining the face value of investments)
	The inputs or methodologies used for valuing securities are not necessarily an indica-
	tion of the risk associated with investing in those securities. For information about
	the Fund’s policy regarding valuation of investments and other significant accounting
	policies, please refer to the Note 1 of the Notes to Financial Statements.
	The following tables summarize the inputs used as of February 28, 2010 in deter-
	mining the fair valuation of the Fund’s investments:
		Investments in Securities
	Valuation Inputs	Level 1	Level 2	Level 3	Total
	Assets:
	Long-Term
	Investments:
	Common Stocks	$ 262,430		— $	262,430
	Corporate Bonds	— $ 25,814,800		$ 12,923	25,827,723
	Floating Rate
	Loan Interests	— 100,198,281		19,908,439 120,106,720
	Other Interests	—	—	1,067,720	1,067,720
	Short-Term
	Securities	2,618,127	—	—	2,618,127
	Total	$ 2,880,557 $126,013,081		$20,989,082 $149,882,720
		Other Financial Instruments[1]
	Valuation Inputs	Level 1	Level 2	Level 3	Total
	Assets	—	$756,237	$ 7,410 $	763,647
	Liabilities	—	(36,487)	(16,408)	(52,895)
	Total	—	$719,750	$ (8,998) $	710,752
	[1]			Other financial instruments are foreign currency exchange contracts and
	unfunded loan commitments, which are shown at the unrealized appreciation/
	depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Investments in Securities
	Corporate	Floating Rate	Other
	Bonds	Loan Interests	Interests	Total
Balance, as of August 31, 2009	—	$24,495,356	—	$24,495,356
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	295,974	—	295,974
Change in unrealized appreciation/depreciation[2]	$ (70)	3,033,712	—	3,033,642
Net purchases (sales)	—	(4,905,004)	—	(4,905,004)
Net transfers in/out of Level 3	12,993	(3,011,599)	$1,067,720	(1,930,886)
Balance, as of February 28, 2010	$ 12,923	$19,908,439	$1,067,720	$20,989,082
[2] Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $859,867.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:
Other Financial
Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	$ 60,517	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in/out of Level 3	(53,107)	$ (16,408)
Balance as of February 28, 2010	$ 7,410	$ (16,408)
[3] Other financial instruments are unfunded loan commitments.
See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
North Street Referenced Linked Notes 2000-1 Ltd.,
Series 2005-8A, Class D, 14.80%, 6/15/41 (a)(b)	USD	1,350	$ 513,243
Total Asset-Backed Securities — 0.4%			513,243
Common Stocks (c)		Shares
Building Products — 0.7%
Masonite Worldwide Holdings		20,955	880,110
Capital Markets — 0.2%
E*Trade Financial Corp.	143,000		230,230
Chemicals — 0.1%
Solutia, Inc.		5,000	70,350
Wellman Holdings, Inc.		1,613	403
			70,753
Construction Materials — 0.0%
Nortek, Inc.		1,570	58,090
Electrical Equipment — 0.0%
Medis Technologies Ltd.	176,126		12,505
Hotels Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		688	3,887
Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd.	311,678		654,636
Ainsworth Lumber Co. Ltd. (b)	349,782		734,669
			1,389,305
Software — 0.2%
Euramax International		468	14,025
TiVo, Inc.		21,000	199,080
			213,105
Total Common Stocks — 2.3%			2,857,985
		Par
Corporate Bonds		(000)
Airlines — 0.5%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	USD	300	309,000
United Air Lines, Inc., 12.75%, 7/15/12		300	318,000
			627,000
Auto Components — 0.0%
Delphi International Holdings Unsecured, 12.00%,
10/06/14		13	12,923
Building Products — 2.5%
Building Materials Corp. of America, 7.00%,
2/15/20 (b)		400	400,000
CPG International I, Inc., 7.18%, 7/01/12 (a)		2,500	2,375,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		400	406,000
			3,181,000
Capital Markets — 0.7%
E*Trade Financial Corp., 3.95%, 8/31/19 (b)(d)(e)		83	126,160
Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		649	390,211
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(f)		276	60,961
Marsico Parent Superholdco, LLC, 14.50%,
1/15/18 (b)(f)		183	31,796
MU Finance Plc, 8.75%, 2/01/17 (b)	GBP	213	300,425
			909,553

		Par
Corporate Bonds		(000)	Value
Chemicals — 1.0%
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)	USD	300	$ 280,500
Wellman Holdings, Inc. (e):
Second Lien Subordinate Note, 10.00%,
1/29/19 (b)		894	894,000
Third Lien Subordinate Note, 5.00%, 1/29/19 (f)		286	143,190
			1,317,690
Commercial Banks — 0.2%
Glitnir Banki HF (c)(g):
5.07%, 1/27/10	EUR	100	35,403
4.15%, 4/20/10 (b)	USD	65	16,900
3.00%, 6/30/10	EUR	120	41,667
6.38%, 9/25/12 (b)	USD	365	94,900
			188,870
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc., 7.63%, 8/15/16		400	404,000
The Geo Group, Inc., 7.75%, 10/15/17 (b)		250	253,125
			657,125
Communications Equipment — 0.0%
Brocade Communications Systems, Inc., 6.88%,
1/15/20 (b)		50	51,000
Construction Materials — 0.5%
Nortek, Inc., 11.00%, 12/01/13		639	670,505
Consumer Finance — 1.2%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		180	179,100
Ford Motor Credit Co. LLC, 3.00%, 1/13/12 (a)		815	764,062
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		600	615,000
			1,558,162
Containers & Packaging — 1.6%
Beverage Packaging Holdings Luxembourg II SA, 8.00%,
12/15/16	EUR	185	240,571
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17		250	333,606
7.75%, 11/15/19		240	325,163
Smurfit Kappa Funding Plc, 7.75%, 4/01/15 (h)	USD	1,000	970,000
Solo Cup Co., 10.50%, 11/01/13		130	136,175
			2,005,515
Diversified Financial Services — 2.6%
CIT Group, Inc., 7.00%, 5/01/17		1,455	1,285,856
FCE Bank Plc, 7.13%, 1/16/12	EUR	400	539,869
GMAC Inc., 5.38%, 6/06/11		110	146,038
GMAC LLC:
7.25%, 3/02/11	USD	37	37,324
6.88%, 9/15/11		150	150,000
6.75%, 12/01/14		400	382,000
8.30%, 2/12/15 (b)		120	121,050
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		400	405,000
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	200	271,653
			3,338,790
Diversified Telecommunication Services — 1.7%
Cincinnati Bell, Inc., 8.25%, 10/15/17	USD	500	500,000
PAETEC Holding Corp., 8.88%, 6/30/17		100	100,750
Qwest Corp., 8.38%, 5/01/16		500	547,500
Windstream Corp., 7.88%, 11/01/17		1,000	977,500
			2,125,750
Energy Equipment & Services — 0.6%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		750	746,250
Food & Staples Retailing — 0.1%
Duane Reade, Inc., 11.75%, 8/01/15		80	100,800

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 17

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Food Products — 1.0%
B&G Foods, Inc., 7.63%, 1/15/18	USD	300	$ 303,000
Bumble Bee Foods LLC, 7.75%, 12/15/15 (b)		220	220,550
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		640	692,800
			1,216,350
Health Care Providers & Services — 0.4%
Vanguard Health Holding Co. II LLC, 8.00%,
2/01/18 (b)		455	447,037
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		890	1,023,500
Hotels Restaurants & Leisure — 2.4%
Icahn Enterprises LP (b):
7.75%, 1/15/16		500	470,000
8.00%, 1/15/18		1,000	940,000
Little Traverse Bay Bands of Odawa Indians, 10.25%,
2/15/14 (b)(c)(g)		800	202,000
MGM Mirage, 11.13%, 11/15/17 (b)		390	421,200
Shingle Springs Tribal Gaming Authority, 9.38%,
6/15/15 (b)		95	75,525
Snoqualmie Entertainment Authority, 4.14%,
2/01/14 (a)(b)		305	207,400
Travelport LLC, 4.88%, 9/01/14 (a)		810	753,300
Tropicana Entertainment LLC, Series WI, 9.63%,
12/15/14 (c)(g)		120	75
			3,069,500
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		500	557,500
Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		65	67,275
IT Services — 0.7%
Alliance Data Systems Corp., 1.75%, 8/01/13 (e)		370	342,250
SunGard Data Systems, Inc., 4.88%, 1/15/14		549	512,629
			854,879
Independent Power Producers & Energy Traders — 2.5%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		300	325,125
Calpine Construction Finance Co. LP, 8.00%,
6/01/16 (b)		1,200	1,215,000
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		400	408,000
NRG Energy, Inc., 7.25%, 2/01/14		1,260	1,269,450
			3,217,575
Industrial Conglomerates — 1.6%
Sequa Corp. (b):
11.75%, 12/01/15		720	705,600
13.50%, 12/01/15 (f)		1,322	1,324,873
			2,030,473
Insurance — 0.3%
USI Holdings Corp., 4.13%, 11/15/14 (a)(b)		490	405,475
Leisure Equipment & Products — 0.3%
Brunswick Corp., 11.25%, 11/01/16 (b)		370	411,625
Machinery — 1.4%
ESCO Corp., 4.13%, 12/15/13 (a)(b)		920	814,200
RBS Global, Inc., 8.88%, 9/01/16		505	457,025
Titan International, Inc., 8.00%, 1/15/12		460	457,700
			1,728,925
Marine — 0.2%
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		260	264,550
Media — 5.2%
Affinion Group, Inc., 10.13%, 10/15/13		820	828,200
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		180	189,225
Canadian Satellite Radio Holdings, Inc., 12.75%,
2/15/14		3,000	1,800,000

		Par
Corporate Bonds		(000)	Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc., 9.25%,
12/15/17 (b)	USD	1,218	$ 1,250,040
DISH DBS Corp., 7.00%, 10/01/13		375	383,438
Seat Pagine Gialle SpA, 10.50%, 1/31/17	EUR	434	547,050
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	400	364,500
UPC Germany GmbH, 8.13%, 12/01/17 (b)		1,000	1,000,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (b)		250	246,250
			6,608,703
Metals & Mining — 1.1%
Aleris International, Inc. (c)(g):
9.00%, 12/15/14		370	925
10.00%, 12/15/16		500	10,625
RathGibson, Inc., 11.25%, 2/15/14 (c)(g)		1,390	446,538
Ryerson, Inc., 7.62%, 11/01/14 (a)		1,075	959,437
			1,417,525
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (f)		215	249,937
Oil, Gas & Consumable Fuels — 0.2%
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		300	305,250
Paper & Forest Products — 2.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)		686	510,897
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		190	210,900
NewPage Corp.:
10.00%, 5/01/12		550	316,250
11.38%, 12/31/14		2,070	1,976,850
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		160	168,000
4.00%, 8/01/14 (a)		455	367,413
			3,550,310
Pharmaceuticals — 0.6%
Angiotech Pharmaceuticals, Inc., 4.00%, 12/01/13 (a)		305	247,050
Elan Corp. Plc, 8.75%, 10/15/16 (b)		295	286,150
Novasep Holding SAS, 9.63%, 12/15/16	EUR	137	172,556
			705,756
Real Estate Investment Trusts (REITs) — 0.2%
Omega Healthcare Investors, Inc., 7.50%, 2/15/20 (b)	USD	310	313,100
Semiconductors & Semiconductor Equipment — 0.7%
Spansion, Inc., 3.79%, 6/01/13 (b)(c)(g)		830	821,700
Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(f)		488	9,759
Specialty Retail — 0.3%
United Auto Group, Inc., 7.75%, 12/15/16		355	338,581
Wireless Telecommunication Services — 2.0%
Cricket Communications, Inc., 7.75%, 5/15/16		1,000	1,016,250
Digicel Group Ltd., 9.13%, 1/15/15 (b)(f)		1,129	1,100,775
iPCS, Inc., 2.37%, 5/01/13 (a)		200	184,000
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		325	286,000
			2,587,025
Total Corporate Bonds — 39.1%			49,693,243
Floating Rate Loan Interests (a)
Aerospace & Defense — 0.9%
Hawker Beechcraft Term Loan B, 10.50%, 3/26/14		125	113,855
TASC, Inc.:
Tranche A Term Loan, 5.50%, 12/18/14		340	341,417
Tranche B Term Loan, 5.75%, 12/18/15		660	664,400
			1,119,672

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Auto Components — 2.8%
Affinion Group Holdings, Inc., Tranche B Term Loan,
2.73%, 10/17/12	USD	325	$ 315,412
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%,
8/07/14		1,920	1,758,055
Dana Holding Corp., Term Advance, 4.48% – 6.50%,
1/30/15		622	606,296
Exide Technologies Term Loan, 3.91%, 5/15/12	EUR	150	183,824
Lear Corp., Loan (Closing Date Loan & Delayed
Draw Loan), 7.50%, 11/09/14	USD	703	704,584
			3,568,171
Automobiles — 0.9%
Ford Motor Co., Tranche B-1 Term Loan, 3.24% – 3.26%,
12/15/13		1,218	1,134,833
Beverages — 0.2%
Culligan International Co., Loan (Second Lien), 5.18%,
4/24/13	EUR	500	281,409
Building Products — 2.1%
Building Materials Corp. of America:
Second Lien Term Loan, 6.00%, 9/15/14	USD	750	738,000
Term Loan Advance, 3.00%, 2/22/14		748	728,487
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		1,172	1,176,650
			2,643,137
Chemicals — 4.4%
Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		274	277,063
Chemtura Corp. Debtor in Possession Return of Capital
Term Loan, 6.00%, 1/26/11		800	803,500
Edwards (Cayman Islands II) Ltd., Term Loan (First Lien),
2.25%, 5/31/14		275	218,878
Gentek Holding, LLC, Tranche B Term Loan, 7.00%,
10/29/14		400	402,000
Huish Detergents Inc., Tranche B Term Loan, 2.01%,
4/26/14		241	231,038
Matrix Acquisition Corp. (MacDermid, Inc.),
Tranche C Term Loan, 2.63%, 12/15/13	EUR	248	275,385
Nalco Co., Term Loan, 6.50%, 5/13/16	USD	622	626,228
PQ Corp. (fka Niagara Acquisition, Inc.), Original
Term Loan (First Lien), 3.48% – 3.50%, 7/30/14		493	450,638
Rockwood Specialties Group, Inc., Term Loan H, 6.00%,
5/15/14		725	727,175
Solutia Inc., Loan, 7.25%, 2/28/14		734	743,232
Tronox Worldwide LLC, Tranche B-1 Term Loan, 9.00%,
6/24/10		800	820,960
			5,576,097
Commercial Services & Supplies — 2.8%
ARAMARK Corp.:
LC Facility Letter of Credit, 2.11%, 1/26/14		39	37,004
US Term Loan, 2.13%, 1/26/14		590	562,670
Advanced Disposal Services, Inc., Term B Loan, 6.00%,
1/14/15		500	500,000
Casella Waste Systems, Inc, Term B Loan, 7.00%,
4/09/14		398	400,488
Johnson Diversey, Inc. Term Loan B, 5.50%, 11/24/15		425	428,187
Synagro Technologies, Inc., Term Loan (First Lien),
2.23%, 4/02/14		721	635,947
West Corp., Incremental Term B-3 Loan, 7.25%,
10/24/13		996	1,005,524
			3,569,820
Construction & Engineering — 1.2%
Safway First Out Term Loan, 9.00%, 12/14/17		800	800,000
Welding Services Term Loan B, 9.35%, 12/16/13		747	751,197
			1,551,197

		Par
Floating Rate Loan Interests (a)		(000)	Value
Consumer Finance — 1.5%
DaimlerChrysler Financial Services Americas LLC,
Term Loan (First Lien), 4.24%, 8/03/12	USD	1,970	$ 1,944,701
Containers & Packaging — 1.3%
Anchor Glass Term Loan B, 6.00%, 2/18/16		675	668,250
Berry Plastics Holding Corp., Term C Loan, 2.25%, 4/03/15		579	517,608
Graham Packaging Co., LP, B Term Loan, 2.50%, 10/07/11		432	426,510
			1,612,368
Diversified Consumer Services — 2.9%
Coinmach Service Corp., Term Loan, 3.25%, 11/14/14		1,719	1,487,193
Laureate Education Term Loan B, 7.00%, 8/15/14		2,146	2,126,153
			3,613,346
Diversified Financial Services — 1.2%
CIT Group, Inc., Tranche 2A Term Loan, 9.50% – 9.75%,
1/20/12 (f)		890	911,694
Reynolds Group Holdings Inc., US Term Loan, 6.25%,
11/05/15		600	603,750
			1,515,444
Diversified Telecommunication Services — 2.1%
Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12		323	276,798
Hawaiian Telcom Communications, Inc., Tranche C
Term Loan, 4.75%, 5/30/14		1,531	1,152,257
Integra Telecom Holdings, Inc., Term Loan (First Lien),
10.50%, 8/31/13		546	545,459
Level 3 Communications Incremental Term Loan, 7.59%,
3/13/14		550	495,573
US Telepacific Corp. Second Lien Term Loan, 7.75%,
7/25/15		225	225,422
			2,695,509
Electrical Equipment — 0.6%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14		711	712,341
Energy Equipment & Services — 0.4%
MEG Energy Corp., Tranche D Term Loan, 6.00%,
4/03/16		547	537,026
Food & Staples Retailing — 3.7%
AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots),
Facility B1, 3.54%, 7/09/15	GBP	750	1,024,480
Bolthouse Farms, Inc. Term Loan B, 3.75%, 2/04/16	USD	550	550,000
Pierre Foods Term Loan B, 8.50%, 9/30/14		304	303,240
Pilot Travel Centers Term Loan B, 3.50%, 11/18/15		1,500	1,506,954
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		900	932,400
SUPERVALU Inc., Term B Advance, 1.48%, 6/02/12		331	321,020
			4,638,094
Food Products — 3.8%
CII Investment, LLC (fka Cloverhill), Term Loan B, 8.50%,
10/14/14		904	903,571
Dole Food Co., Inc.:
Credit-Linked Deposit, 7.89%, 4/12/13		86	86,311
Term Loan B, 3.50%, 2/10/17		441	441,397
Term Loan C, 5.50%, 2/10/17		1,059	1,059,353
Tranche B Term Loan, 8.00%, 4/12/13		150	150,099
Pilgrim's Pride Corp. Term Loan A, 5.29%, 12/01/12		500	492,500
Pinnacle Foods Finance LLC, Tranche C Term Loan,
7.50%, 4/02/14		1,200	1,204,928
Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%,
4/12/13		487	487,000
			4,825,159
Health Care Equipment & Supplies — 1.0%
Biomet, Inc., Dollar Term Loan, 3.23% – 3.25%,
3/25/15	USD	672	649,587
DJO Finance LLC (ReAble Therapeutics Finance LLC),
Term Loan, 3.23%, 5/20/14		664	641,127
Hologic, Inc., Tranche B Term Loan, 3.50%, 3/29/13		35	34,341
			1,325,055

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 19

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Health Care Providers & Services — 4.0%
CCS Medical, Inc. (Chronic Care), Loan (Debtor in
Possession), 13.00%, 3/31/10	USD	31	$ 31,247
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.50%, 7/25/14		97	90,610
Funded Term Loan, 2.48% -2.50%, 7/25/14		1,894	1,769,921
DaVita Inc., Tranche B-1 Term Loan, 1.73% – 1.76%,
10/05/12		300	292,988
Fresenius SE:
Tranche B1 Term Loan, 6.75%, 9/10/14		99	99,832
Tranche B2 Term Loan, 6.75%, 9/10/14		69	69,658
HCA Inc.:
Tranche A-1 Term Loan, 1.75%, 11/16/12		1,482	1,399,840
Tranche B-1 Term Loan, 2.50%, 11/18/13		387	367,453
Vanguard Health Systems Term Loan B, 5.00%, 1/29/16		1,000	1,001,250
			5,122,799
Health Care Technology — 1.0%
IMS Healthcare Term Loan B, 5.25%, 2/16/16		1,200	1,204,800
Hotels Restaurants & Leisure — 5.1%
Cedar Fair LP Term Loan B, 4.00%, 2/04/16		750	748,828
Green Valley Ranch Gaming, LLC, Loan (Second Lien),
3.50%, 8/16/14		500	50,000
Harrah's Operating Co., Inc., Term B-4 Loan, 9.50%,
10/31/16		1,500	1,495,833
Lake at Las Vegas Joint Venture / LLV-1, LLC (c)(g):
Mezzanine, 20.00%, 10/01/10		2	25
Revolving Loan Credit-Linked Deposit Account,
14.35%, 6/20/12		120	1,204
Term Loan, 14.35%, 6/20/12		1,312	13,114
QCE, LLC (Quiznos), Term Loan (Second Lien), 2.56%,
5/05/13		172	147,062
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		1,000	1,004,375
Six Flags Theme Parks, Inc. Term Loan, 4.50%, 6/13/15		1,750	1,733,812
Universal City Development Term Loan B, 7.75%,
11/06/14		750	754,219
VML US Finance LLC (aka Venetian Macau) Term B:
Delayed Draw Project Loan, 4.76%, 5/25/12		64	60,525
Funded Project Loan, 4.76%, 5/27/13		458	436,016
			6,445,013
Household Durables — 0.8%
American Residential Services LLC, Term Loan
(Second Lien), 12.00%, 4/17/15 (f)		1,030	991,654
IT Services — 3.3%
Audio Visual Services Group, Inc.:
Loan (Second Lien) 5.76%, 8/28/14		539	53,852
Tranche B Term Loan (First Lien), 2.51%, 2/28/14		746	522,328
Ceridian Corp., US Term Loan, 3.23% – 3.25%,
11/09/14		989	864,426
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		2,123	1,851,073
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		121	104,942
SunGard Data Systems, Inc. (Solar Capital Corp.):
Incremental Term Loan, 6.75%, 2/28/14		497	499,222
Tranche B US Term Loan, 3.86% – 3.87%, 2/28/16		323	314,438
			4,210,281
Independent Power Producers & Energy Traders — 1.4%
Dynegy Holdings Inc.:
Term Letter of Credit Facility Term Loan, 3.98%,
4/02/13		694	677,261
Tranche B Term Loan, 3.98%, 4/02/13		56	54,519
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.73% – 3.75%,
10/10/14		1,097	881,518
Initial Tranche B-2 Term Loan, 3.73% – 3.75%,
10/10/14		231	185,477
			1,798,775

		Par
Floating Rate Loan Interests (a)		(000)	Value
Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan, 3.51% -3.94%, 12/03/14	USD	522	$ 477,602
Insurance — 0.4%
Alliant Holdings I, Inc., Term Loan, 3.25%, 8/21/14		489	461,258
Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		422	422,391
Machinery — 1.9%
Accuride Term Loan, 10.00%, 1/31/12		460	459,042
Bucyrus International Term Loan C, 4.50%, 1/26/16		1,000	1,005,300
Oshkosh Truck Corp., Term B Loan, 6.25% – 6.26%,
12/06/13		999	998,059
			2,462,401
Media — 18.8%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12 (f)		864	816,416
Cengage Learning Acquisitions, Inc. (Thomson Learning),
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,495	1,480,000
Cequel Communications, LLC:
Term Loan, 2.25% – 4.25%, 11/05/13		283	267,988
Tranche A Term Loan, (Second Lien)4.75%, 5/05/14		2,000	1,948,200
Charter Communications Operating, LLC, New Term Loan,
2.23%, 3/06/14		3,200	2,984,870
EB Sports Corp., Loan, 11.50%, 5/01/12		428	397,803
Ellis Communications KDOC, LLC, Loan, 10.00%,
12/30/11		1,939	543,007
HMH Publishing Co. Ltd.:
Mezzanine, 17.50%, 11/14/14 (f)		252	31,102
Tranche A Term Loan, 5.23%, 6/12/14		800	672,786
Hanley-Wood, LLC (FSC Acquisition), Term Loan,
2.50% – 2.56%, 3/10/14		744	332,449
Insight Midwest Holdings, LLC, B Term Loan, 2.25%,
4/07/14		475	456,074
Intelsat Corp. (fka PanAmSat Corp.):
Tranche B-2-A Term Loan, 2.73%, 1/03/14		166	158,061
Tranche B-2-B Term Loan, 2.73%, 1/03/14		166	158,013
Tranche B-2-C Term Loan, 2.73%, 1/03/14		166	158,013
Lamar Media Corp.:
Series B Incremental Loan, 5.50% – 5.75%,
9/28/12		540	535,725
Series E Incremental Loan, 5.50% – 5.75%,
3/31/13		235	234,943
Term Loan, 5.50% – 5.75%, 9/28/12		1,155	1,146,516
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG),
Facility B1, 3.34%, 6/30/15	EUR	337	314,143
Mediacom Illinois, LLC (fka Mediacom
Communications, LLC), Tranche D Term Loan,
5.50%, 3/31/17	USD	499	498,122
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,000	2,137,500
Nielsen Finance LLC:
Class B Dollar Term Loan, 3.98%, 5/01/16		1,028	995,348
Dollar Term Loan, 2.23%, 8/09/13		590	555,627
Penton Media, Inc.:
Loan (Second Lien), 9.25%, 2/01/14 (c)(g)		1,000	133,333
Term Loan (First Lien), 2.48% – 2.50%, 2/01/13		973	709,925
Sinclair Television Group, Inc., Tranche B Term Loan,
6.50%, 10/29/15		750	753,750
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	1,000	1,345,769
Sunshine Acquisition Ltd. (aka HIT Entertainment),
Term Facility, 2.50%, 3/20/12	USD	825	725,313
TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		494	494,980
United Pan Europe Communications, Term Loan, 3.93%,
12/30/16		1,000	972,000
Virgin Media Investment Holdings Ltd., C Facility, 3.58%,
7/17/13	GBP	570	811,923

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Media (concluded)
Worldcolor Press Inc. and Worldcolor (USA) Corp.
(fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12	USD	349	$ 352,771
Yell Group Plc TPI Term Loan A, 7.12%, 8/09/11		750	718,125
			23,840,595
Metals & Mining — 1.7%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13		643	521,067
14.00%, 6/29/13 (f)		659	533,769
RathGibson, Inc., Loan (Debtor in Possession), 10.75%,
6/30/10		1,148	1,147,507
			2,202,343
Multi-Utilities — 0.4%
FirstLight Power Resources, Inc. (fka NE Energy, Inc:
Synthetic Letter of Credit, 2.81%, 11/01/13		46	42,597
Term B Advance (First Lien), 2.75%, 11/01/13		496	462,685
			505,282
Multiline Retail — 1.9%
Dollar General Corp., Tranche B-2 Term Loan, 2.98%,
7/07/14		640	615,941
Hema Holding BV, Facility D, 5.42%, 1/01/17	EUR	1,400	1,601,307
The Neiman Marcus Group Inc., Term Loan, 2.26%,
4/06/13	USD	195	175,024
			2,392,272
Oil, Gas & Consumable Fuels — 1.8%
Big West Oil, LLC:
Delayed Advance Loan, 4.50%, 5/15/14		363	355,418
Initial Advance Loan, 4.50%, 5/15/14		288	282,559
Initial Advance Loan, 9.75%, 1/26/15		325	326,625
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18 (f)		1,760	1,320,358
			2,284,960
Paper & Forest Products — 0.6%
Georgia-Pacific LLC, Term Loan B, 2.25% – 2.26%,
12/23/12		738	721,118
Personal Products — 0.4%
American Safety Razor Co., LLC:
Loan (Second Lien), 6.51%, 1/30/14		325	190,125
Term Loan (First Lien), 2.75% – 2.76%, 7/31/13		225	203,777
Revlon Consumer Products Corp., Term Loan,
4.25% – 4.26%, 1/15/12		150	147,610
			541,512
Pharmaceuticals — 1.3%
Warner Chilcott Co., LLC, Term A Loan, 5.50%, 10/30/14		542	542,237
Warner Chilcott Corp., Term B-1 Loan, 5.75%, 4/30/15		1,153	1,152,279
			1,694,516
Professional Services — 0.8%
Booz Allen Hamilton, Inc., Term Loan C, 6.00%, 7/31/15		1,000	1,003,125
Real Estate Management & Development — 1.0%
Realogy Corp.:
Delayed Draw Term B Loan, 3.25%, 10/10/13		549	483,763
Initial Term B Loan, 3.25%, 10/10/13		196	173,247
Synthetic Letter of Credit, 3.23%, 10/10/13		53	46,643
Term Loan (Second Lien), 13.50%, 10/15/17		500	543,750
			1,247,403
Specialty Retail — 0.6%
Michaels Stores, Inc.:
Term Loan B, 2.50% – 2.56%, 10/31/13		280	252,095
Term Loan B-1, 4.75% – 4.81%, 7/31/16		516	491,915
			744,010
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc., New Term Loan, 5.25%, 12/10/15		400	403,000

	Par
Floating Rate Loan Interests (a)	(000)	Value
Wireless Telecommunication Services — 0.7%
Digicel International Finance Ltd., Tranche A, 2.81%,
3/30/12	USD 175	$ 168,438
MetroPCS Wireless, Inc., Tranche B Term Loan, 2.50%,
11/03/13	748	720,716
		889,154
Total Floating Rate Loan Interests — 82.7%		104,929,643
	Beneficial
	Interest
Other Interests (i)	(000)
Auto Components — 0.9%
Delphi Debtor in Possession Holding Co. LLP, Class B
Membership Interests	—(j)	1,067,720
Intermet Liquidating Trust, Class A	417	121,477
		1,189,197
Diversified Financial Services — 0.5%
J.G. Wentworth LLC Preferred Equity Interests	—(j)	573,521
Hotels Restaurants & Leisure — 0.0%
Buffets, Inc.	360	36
Household Durables — 0.3%
Stanley Martin, Class B Memebership Units	1	375,000
Total Other Interests — 1.7%		2,137,754
Warrants (k)	Shares
Hotels Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)	304	3
Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration)	1	—
Total Warrants — 0.0%		3
Total Long-Term Investments
(Cost — $180,489,619) — 126.2%		160,131,871
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional
Class 0.09% (l)(m)	1,615,121	1,615,121
Total Short-Term Securities
(Cost — $1,615,121) — 1.3%		1,615,121
Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price $942.86, Expires 12/21/19,
Broker Goldman Sachs Bank USA	13	2,470
Total Options Purchased (Cost — $12,711) — 0.0%		2,470
Total Investments (Cost — $182,117,451*) — 127.5%		161,749,462
Liabilities in Excess of Other Assets — (27.5)%		(34,852,999)
Net Assets — 100.0%		$126,896,463

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 21

Schedule of Investments (continued) BlackRock Diversified Income Strategies Fund, Inc. (DVF)

* The cost and unrealized appreciation (depreciation) of investments as of
	February 28, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost						$182,793,594
	Gross unrealized appreciation						$ 4,887,935
	Gross unrealized depreciation						(25,868,167)
	Net unrealized depreciation						$ (20,980,232)
(a) Variable rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration to qualified
	institutional investors.
(c) Non-income producing security.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of
	report date.
(e) Convertible security.
(f) Represents a payment-in-kind security which may pay interest/dividends in
	additional face/shares.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) All or a portion of security has been pledged as collateral in connection with swaps.
(i) Other interests represent beneficial interest in liquidation trusts and other reorgani-
	zation entities and are non-income producing.
(j) Amount is less than $1,000.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of com-
	mon stock and are non-income producing. The purchase price and number of
	shares are subject to adjustment under certain conditions until the expiration date.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of
	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
						Net
	Affiliate				Activity		Income
	BlackRock Liquidity Funds, TempFund,
	Institutional Class				$ (756,457)		$2,200
(m) Represents the current yield as of report date.
•	Foreign currency exchange contracts as of February 28, 2010 were as follows:
	Currency		Currency			Settlement Unrealized
	Purchased			Sold	Counterparty	Date	Appreciation
	USD 6,887,624		EUR 4,822,000		Citibank NA	3/24/10	$ 322,031
	USD	693,072	CAD	725,000	Goldman Sachs
					International	4/21/10	4,104
	USD	156,898	GBP	100,500	Citibank NA	4/21/10	3,717
	USD	337,184	GBP	209,000	Deutsche Bank AG 4/21/10		18,627
	USD 1,062,877		GBP	656,500	Morgan Stanley
					Capital
					Service, Inc.	4/21/10	62,243
	Total						$ 410,722
•	Interest rate swaps outstanding as of February 28, 2010 were as follows:
						Notional
	Fixed		Floating			Amount	Unrealized
	Rate		Rate	Counterparty Expiration		(000)	Depreciation
	4.82%[1]		3-month	JPMorgan	January
			LIBOR	Chase Bank NA	2013	USD 20,000	$ (1,842,608)
	[1] Pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues — buy protection outstanding as of
February 28, 2010 were as follows:
		Pay				Notional
		Fixed				Amount	Unrealized
	Issuer	Rate	Counterparty	Expiration		(000)	Depreciation
	Brunswick	5.00% Goldman Sachs September USD 100 $ (2,826)
	Corp.		Bank USA		2014
•	Credit default swaps on trade index — sold protection outstanding as of
February 28, 2010 were as follows:
		Receive				Notional
		Fixed	Counter-		Credit	Amount	Unrealized
	Index	Rate	party Expiration Rating[2]			(000)[3]	Depreciation
	Aces High	5.00%	Morgan	March	CCC	USD 6,736	$ (148,600)
	Yield Index		Stanley	2010
Capital
Services, Inc.
•	Credit default swaps on single-name issues — sold protection outstanding as of
February 28, 2010 were as follows:
		Receive				Notional
		Fixed	Counter-		Credit	Amount	Unrealized
	Issuer	Rate	party Expiration Rating[4]			(000)[3]	Depreciation
	BAA	2.00% Deutsche		March	A–	GBP 300	$ (31,565)
	Ferrovial		Bank AG	2012
Junior Term
Loan
	[2]			Using Standard & Poor’s weighted average ratings of the underlying securities in the index.
	[3]			The maximum potential amount the Fund may pay should a negative credit event take place under the terms of the agreement. See Note 2 of the Notes to
Financial Statements.
	[4]			Using Standard & Poor’s rating of the issuer.
•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the face value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded) BlackRock Diversified Income Strategies Fund, Inc. (DVF)

The following tables summarize the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Fund’s investments:
Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Asset-Backed
Securities	—	— $	513,243	$ 513,243
Common Stocks	$ 2,050,798	$ 734,669	72,518	2,857,985
Corporate Bonds	—	48,607,728	1,085,515	49,693,243
Floating Rate
Loan Interests	—	83,082,162	21,847,481	104,929,643
Other Interests	—	—	2,137,754	2,137,754
Warrants	—	—	3	3
Short-Term
Securities	1,615,121	—	—	1,615,121
Total	$ 3,665,919	$132,424,559 $ 25,656,514		$161,746,992
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	—	$ 413,192 $	3,737	$ 416,929
Liabilities	—	(2,025,599)	(16,408)	(2,042,007)
Total	—	$ (1,612,407) $	(12,671) $	(1,625,078)
[1] Other financial instruments are swaps, foreign currency exchange contracts, options and unfunded loan commitments. Swaps, foreign currency exchange contracts and unfunded loan commitments are shown at the unrealized appre-
ciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
			Investments in Securities
	Asset-Backed	Common	Corporate	Floating Rate	Other
	Securities	Stocks	Bonds	Loan Interests	Interests	Warrants	Total
Balance, as of August 31, 2009	$ 528,255	$ 5,436	$ 1,033,683	$25,553,048	$ 228,602	$ 3	$27,349,027
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain (loss)	—	—	(4,207)	(5,829,137)	(7,383)	—	(5,840,727)
Change in unrealized appreciation/depreciation[2]	(15,012)	13,808	4,207	9,588,838	352,338	—	9,944,179
Net purchases (sales)	—	—	3,506	(9,421,534)	—	—	(9,418,028)
Net transfers in/out of Level 3	—	53,274	48,326	1,956,266	1,564,197	—	3,622,063
Balance, as of February 28, 2010	$ 513,243	$ 72,518	$ 1,085,515	$21,847,481	$ 2,137,754	$ 3	$25,656,514
[2] Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $6,059,889.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:
Other Financial Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	$ 38,010	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in/out of Level 3	(34,273)	$ (16,408)
Balance as of February 28, 2010	$ 3,737	$ (16,408)
[3] Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 23

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value
Building Products — 0.6%
Masonite Worldwide Holdings	USD	33,758	$ 1,417,836
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		13,117	5,036
Wellman Holdings, Inc.		430	107
			5,143
Construction Materials — 0.0%
Nortek, Inc.		1,540	56,980
Electrical Equipment — 0.0%
Medis Technologies Ltd.		71,654	5,088
Energy Equipment & Services — 0.1%
Trico Marine Services, Inc.		119,185	308,689
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd.		136,289	286,256
Ainsworth Lumber Co. Ltd. (b)		152,951	321,252
Western Forest Products, Inc. (b)		84,448	17,657
			625,165
Total Common Stocks — 0.9%			2,418,901
		Par
Corporate Bonds		(000)
Airlines — 0.2%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		600	618,000
Auto Components — 0.0%
Delphi International Holdings Unsecured, 12.00%,
10/06/14		32	32,306
Building Products — 2.1%
CPG International I, Inc.:
7.18%, 7/01/12 (c)		3,500	3,325,000
10.50%, 7/01/13		2,300	2,254,000
			5,579,000
Capital Markets — 0.3%
Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		1,048	630,110
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(d)		447	98,895
Marsico Parent Superholdco, LLC, 14.50%,
1/15/18 (b)(d)		292	50,734
			779,739
Chemicals — 0.5%
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15 (b)(e)		857	557,042
10.00%, 3/31/15		844	548,704
Wellman Holdings, Inc. Third Lien Subordinate Note,
5.00%, 1/29/19 (d)(e)		451	226,366
			1,332,112
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc., 7.63%, 8/15/16		800	808,000
The Geo Group, Inc., 7.75%, 10/15/17 (b)		550	556,875
			1,364,875
Communications Equipment — 0.1%
Brocade Communications Systems, Inc., 6.88%,
1/15/20 (b)		105	107,100
Construction Materials — 0.6%
Nortek, Inc., 11.00%, 12/01/13		1,547	1,624,186
Consumer Finance — 0.6%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		360	358,200
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		1,225	1,255,625
			1,613,825

		Par
Corporate Bonds		(000)	Value
Containers & Packaging — 2.8%
Berry Plastics Escrow LLC, 8.25%, 11/15/15 (b)	USD	1,600	$ 1,596,000
Clondalkin Acquisition BV, 2.25%, 12/15/13 (b)(c)		4,000	3,570,000
Crown European Holdings SA, 6.25%, 9/01/11	EUR	15	20,833
Owens Brockway Glass Container, Inc., 6.75%,
12/01/14		143	194,717
Packaging Dynamics Finance Corp., 10.00%,
5/01/16 (b)	USD	730	581,262
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	525	700,572
7.75%, 11/15/19		500	677,424
			7,340,808
Diversified Financial Services — 2.6%
CIT Group, Inc., 7.00%, 5/01/17	USD	2,990	2,642,412
FCE Bank Plc, 7.13%, 1/16/12	EUR	900	1,214,706
GMAC, Inc., 2.45%, 12/01/14 (c)	USD	1,675	1,432,956
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		800	810,000
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	400	543,306
			6,643,380
Diversified Telecommunication Services — 1.7%
Cincinnati Bell, Inc., 8.25%, 10/15/17	USD	1,100	1,100,000
PAETEC Holding Corp., 8.88%, 6/30/17		225	226,687
Qwest Communications International, Inc., 8.00%,
10/01/15 (b)		600	621,000
Qwest Corp., 8.38%, 5/01/16		540	591,300
Windstream Corp., 7.88%, 11/01/17		2,000	1,955,000
			4,493,987
Energy Equipment & Services — 0.5%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		1,250	1,243,750
Food & Staples Retailing — 0.1%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		250	225,000
Food Products — 1.0%
B&G Foods, Inc., 7.63%, 1/15/18		600	606,000
Bumble Bee Foods LLC, 7.75%, 12/15/15 (b)		450	451,125
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,500	1,623,750
			2,680,875
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14		1,245	1,332,150
Health Care Providers & Services — 1.5%
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		175	183,313
8.88%, 7/01/19		2,530	2,669,150
Vanguard Health Holding Co. II LLC, 8.00%, 2/01/18 (b)		925	908,812
			3,761,275
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		1,860	2,139,000
Hotels Restaurants & Leisure — 1.2%
Icahn Enterprises LP (b):
7.75%, 1/15/16		1,000	940,000
8.00%, 1/15/18		2,000	1,880,000
Little Traverse Bay Bands of Odawa Indians, 10.25%,
2/15/14 (a)(b)(f)		1,565	395,163
			3,215,163
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		1,200	1,338,000
Independent Power Producers & Energy Traders — 1.2%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,000	1,012,500
NRG Energy, Inc., 7.25%, 2/01/14		2,155	2,171,163
			3,183,663

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Industrial Conglomerates — 0.9%
Sequa Corp. (b):
11.75%, 12/01/15	USD	640	$ 627,200
13.50%, 12/01/15 (d)		1,757	1,761,729
			2,388,929
Machinery — 0.6%
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		1,880	1,630,900
Marine — 0.2%
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		530	539,275
Media — 4.0%
Affinion Group, Inc., 10.13%, 10/15/13		1,050	1,060,500
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		420	441,525
Cablevision Systems Corp., Series B, 8.00%, 4/15/12		975	1,027,406
Clear Channel Worldwide Holdings, Inc., 9.25%,
12/15/17 (b)		2,520	2,586,292
DISH DBS Corp., 7.00%, 10/01/13		925	945,813
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	893	1,125,613
UPC Germany GmbH, 8.13%, 12/01/17 (b)	USD	2,000	2,000,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (b)		1,250	1,231,250
			10,418,399
Metals & Mining — 0.4%
FMG Finance Property Ltd., 4.25%, 9/01/11 (b)(c)		265	261,025
Ryerson, Inc., 7.62%, 11/01/14 (c)		900	803,250
			1,064,275
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (d)		445	517,313
Paper & Forest Products — 0.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		1,205	897,911
NewPage Corp., 10.00%, 5/01/12		610	350,750
Verso Paper Holdings LLC, Series B, 4.00%, 8/01/14 (c)		910	734,825
			1,983,486
Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc., 4.00%, 12/01/13 (c)		605	490,050
Elan Finance Plc, 4.25%, 11/15/11 (c)		1,820	1,747,200
			2,237,250
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		660	668,250
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(f)		1,720	1,702,800
STATS ChipPAC Ltd.:
7.50%, 7/19/10		180	181,575
6.75%, 11/15/11		385	383,556
			2,936,181
Software — 0.1%
JDA Software Group, Inc., 8.00%, 12/15/14 (b)		177	182,310
Wireless Telecommunication Services — 1.6%
Cricket Communications, Inc., 7.75%, 5/15/16		2,500	2,540,625
Digicel Group Ltd., 9.13%, 1/15/15 (b)(d)		278	271,050
iPCS, Inc., 2.37%, 5/01/13 (c)		1,500	1,380,000
			4,191,675
Total Corporate Bonds — 30.1%			78,738,187
Floating Rate Loan Interests (c)
Aerospace & Defense — 1.1%
Avio SpA:
Facility B2, 2.35%, 12/15/14		15	14,621
Facility C2, 2.98%, 12/14/15		16	15,587
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 2.25%, 3/26/14		70	51,286
Term Loan, 2.23% – 2.25%, 3/26/14		1,135	835,465

		Par
Floating Rate Loan Interests (c)		(000)	Value
Aerospace & Defense (concluded)
IAP Worldwide Services, Inc., Term Loan (First-Lien),
2.00% – 7.25%, 12/30/12		—(h)	—
TASC, Inc.:
Tranche A Term Loan, 5.50%, 12/18/14	USD	680 $	682,834
Tranche B Term Loan, 5.75%, 12/18/15		1,320	1,328,800
			2,928,593
Airlines — 0.4%
Delta Air Lines, Inc., Credit- Linked Deposit Loan,
0.08% – 2.25%, 4/30/12		1,225	1,144,355
Auto Components — 3.1%
Affinion Group Holdings, Inc., Tranche B Term Loan,
2.73%, 10/17/12		675	655,087
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%,
8/07/14		4,274	3,914,353
Dana Holding Corp., Term Advance, 4.48% – 6.50%,
1/30/15		1,136	1,106,877
Exide Technologies Term Loan, 3.91%, 5/15/12	EUR	325	398,284
GPX International Tire Corp., Tranche B Term Loan (a)(f):
14.00%, 4/11/12	USD	19	9,300
12.25%, 3/30/12		1,141	570,273
Lear Corp., Loan (Closing Date Loan & Delayed
Draw Loan), 7.50%, 11/09/14		1,406	1,409,168
			8,063,342
Automobiles — 1.0%
Ford Motor Co., Tranche B-1 Term Loan, 3.24% – 3.26%,
12/15/13		2,661	2,478,423
Beverages — 0.1%
Culligan International Co., Loan (Second Lien), 5.18%,
4/24/13	EUR	500	281,409
Building Products — 2.7%
Building Materials Corp. of America:
Second Lien Term Loan, 6.00%, 9/15/14	USD	1,650	1,623,600
Term Loan Advance, 3.00%, 2/22/14		1,833	1,784,733
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		2,442	2,451,355
PGT Industries, Inc., Tranche A-2 Term Loan, 7.25%,
2/14/12		1,453	1,264,134
			7,123,822
Chemicals — 6.1%
Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		726	734,218
Chemtura Corp. Debtor in Possession Return of Capital
Term Loan, 6.00%, 1/26/11		1,600	1,607,000
Edwards (Cayman Islands II) Ltd., Term Loan (First Lien),
2.25%, 5/31/14		488	388,172
Gentek Holding, LLC, Tranche B Term Loan, 7.00%,
10/29/14		900	904,500
Huish Detergents Inc., Tranche B Term Loan, 2.01%,
4/26/14		714	685,841
Matrix Acquisition Corp. (fka MacDermid, Inc.),
Tranche C Term Loan, 2.63%, 12/15/13	EUR	571	633,385
Nalco Co., Term Loan, 6.50%, 5/13/16	USD	2,438	2,454,814
PQ Corp. (fka Niagara Acquisition, Inc.), Original
Term Loan (First Lien), 3.48% – 3.50%, 7/30/14		2,715	2,484,225
Rockwood Specialties Group, Inc., Term Loan H, 6.00%,
5/15/14		1,525	1,529,575
Solutia Inc., Loan, 7.25%, 2/28/14		2,907	2,944,948
Tronox Worldwide LLC, Tranche B-1 Term Loan, 9.00%,
6/24/10		1,600	1,641,920
			16,008,598
Commercial Services & Supplies — 3.2%
ARAMARK Corp.:
Letter of Credit Facility, 2.11%, 1/26/14		92	87,304
US Term Loan, 2.13%, 1/26/14		1,392	1,327,533
Advanced Disposal Services, Inc., Term B Loan, 6.00%,
1/14/15		1,100	1,100,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 25

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c)		(000)	Value
Commercial Services & Supplies (concluded)
Casella Waste Systems, Inc, Term B Loan, 7.00%,
4/09/14	USD	746	$ 750,914
John Maneely Co., Term Loan, 3.50%, 12/09/13		706	662,194
Johnson Diversey, Inc. Term Loan B, 5.50%, 11/24/15		900	906,750
Synagro Technologies, Inc., Term Loan (First Lien),
2.23%, 4/02/14		1,564	1,378,906
West Corp.:
Incremental Term B-3 Loan, 7.25%, 10/24/13		1,492	1,506,771
Term B-2 Loan, 2.60% – 2.63%, 10/24/13		531	511,856
			8,232,228
Construction & Engineering — 1.2%
Safway First Out Term Loan, 9.00%, 12/14/17		1,700	1,700,000
Welding Services Term Loan B, 9.35%, 12/16/13		1,495	1,502,394
			3,202,394
Consumer Finance — 0.9%
DaimlerChrysler Financial Services Americas LLC,
Term Loan (First Lien), 4.24%, 8/03/12		2,401	2,370,407
Containers & Packaging — 1.2%
Anchor Glass Term Loan B, 6.00%, 2/18/16		1,350	1,336,500
Berry Plastics Holding Corp., Term C Loan, 2.25%,
4/03/15		1,047	937,049
Graham Packaging Co., LP:
B Term Loan, 2.50%, 10/07/11		105	103,224
C Term Loan, 6.75%, 4/05/14		664	667,033
			3,043,806
Diversified Consumer Services — 2.2%
Coinmach Service Corp., Term Loan, 3.26%, 11/14/14		2,702	2,337,017
Laureate Education Term Loan B, 7.00%, 8/15/14		3,491	3,459,567
			5,796,584
Diversified Financial Services — 1.2%
CIT Group, Inc., Tranche 2A Term Loan, 9.50% – 9.75%,
1/20/12		1,875	1,920,703
Reynolds Group Holdings Inc., US Term Loan, 6.25%,
11/05/15		1,300	1,308,125
			3,228,828
Diversified Telecommunication Services — 1.9%
Integra Telecom Holdings, Inc., Term Loan (First Lien),
10.50%, 8/31/13		1,141	1,140,381
Level 3 Communications Incremental Term Loan, 7.59%,
3/13/14		1,125	1,013,672
US Telepacific Corp. Second Lien Term Loan, 7.75%,
7/25/15		475	475,891
Wind Finance SL SA, Euro Facility (Second Lien),
7.67%, 12/17/14	EUR	1,000	1,356,190
Wind Telecomunicazioni SpA, A1 Term Loan Facility,
2.90%, 9/22/12		712	932,127
			4,918,261
Electrical Equipment — 0.7%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14	USD	1,338	1,339,836
Generac Acquisition Corp., Term Loan (First Lien),
2.75%, 11/10/13		524	480,183
			1,820,019
Energy Equipment & Services — 0.4%
MEG Energy Corp., Tranche D Term Loan, 6.00%,
4/03/16		1,094	1,074,052
Food & Staples Retailing — 3.7%
AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots),
Facility B1, 3.54%, 7/09/15	GBP	1,300	1,775,766
Bolthouse Farms, Inc. Term Loan B, 3.75%, 2/04/16	USD	1,100	1,100,000
DS Waters of America, Inc., Term Loan, 2.50%,
10/29/12		914	855,006

		Par
Floating Rate Loan Interests (c)		(000)	Value
Food & Staples Retailing (concluded)
Pierre Foods Term Loan B, 8.50%, 9/30/14	USD	656	$ 653,861
Pilot Travel Centers Term Loan B, 3.50%, 11/18/15		2,750	2,762,749
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		1,900	1,968,400
SUPERVALU Inc., Term B Advance, 1.48%, 6/02/12		685	664,027
			9,779,809
Food Products — 4.5%
CII Investment, LLC (fka Cloverhill), Term Loan B, 8.50%,
10/14/14		1,889	1,889,286
Dole Food Co., Inc.:
Credit-Linked Deposit, 7.89%, 4/12/13		390	390,102
Term Loan B, 3.50%, 2/10/17		912	912,221
Term Loan C, 5.50%, 2/10/17		2,188	2,189,329
Tranche B Term Loan, 8.00%, 4/12/13		678	678,409
Pilgrim’s Pride Corp. Term Loan A, 5.29%, 12/01/12		950	935,750
Pinnacle Foods Finance LLC, Tranche C Term Loan,
7.50%, 4/02/14		2,500	2,510,267
Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%,
4/12/13		2,201	2,201,118
			11,706,482
Health Care Equipment & Supplies — 1.0%
Biomet, Inc., Dollar Term Loan, 3.23% – 3.25%,
3/25/15		1,814	1,754,198
DJO Finance LLC (ReAble Therapeutics Finance LLC),
Term Loan, 3.23%, 5/20/14		885	854,836
Hologic, Inc., Tranche B Term Loan, 3.50%, 3/29/13		52	51,511
			2,660,545
Health Care Providers & Services — 4.2%
CCS Medical, Inc. (Chronic Care), Loan (Debtor In
Possession), 13.00%, 3/31/10		31	31,247
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.50%, 7/25/14		176	164,681
Funded Term Loan, 2.48% – 2.50%, 7/25/14		3,429	3,203,874
DaVita Inc., Tranche B-1 Term Loan, 1.73% – 1.76%,
10/05/12		285	278,338
Fresenius SE.:
Tranche B1 Term Loan, 6.75%, 9/10/14		1,225	1,231,687
Tranche B2 Term Loan, 6.75%, 9/10/14		749	752,594
HCA Inc.:
Tranche A-1 Term Loan, 1.75%, 11/16/12		1,532	1,446,956
Tranche B-1 Term Loan, 2.50%, 11/18/13		1,948	1,848,297
Vanguard Health Systems Term Loan B, 5.00%, 1/29/16		2,000	2,002,500
			10,960,174
Health Care Technology — 1.0%
IMS Healthcare Term Loan B, 5.25%, 2/16/16		2,500	2,510,000
Hotels Restaurants & Leisure — 5.5%
Cedar Fair LP Term Loan B, 4.00% 2/04/16		1,600	1,597,501
Green Valley Ranch Gaming, LLC, Loan (Second Lien),
3.50%, 8/16/14		500	50,000
Harrah’s Operating Co., Inc.:
Term B-1 Loan, 3.25%, 1/28/15		192	154,978
Term B-2 Loan, 3.25%, 1/28/15		2,259	1,823,666
Term B-3 Loan, 3.25%, 1/28/15		168	135,591
Penn National Gaming, Inc., Term Loan B,
1.98% – 2.00%, 10/03/12		1,136	1,112,613
QCE, LLC (Quiznos), Term Loan (Second Lien), 2.56%,
5/05/13		424	361,291
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		2,250	2,259,844
Six Flags Theme Parks, Inc. Term Loan, 4.50%, 6/13/15		3,500	3,467,625
Travelport LLC (fka Travelport, Inc.):
Original Post-First Amendment and Restatement
Synthetic Letter of Credit Loan, 2.75%, 8/23/13		178	167,341
Tranche B Dollar Term Loan, 2.74% – 2.75%,
8/23/13		889	833,991

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c)		(000)	Value
Hotels Restaurants & Leisure (concluded)
Universal City Development Term Loan B, 7.75%,
11/06/14	USD	1,500	$ 1,508,437
VML US Finance LLC (aka Venetian Macau) Term B:
Delayed Draw Project Loan, 4.76%, 5/25/12		320	304,159
Funded Project Loan, 4.76%, 5/27/13		723	687,635
			14,464,672
Household Durables — 1.0%
American Residential Services LLC, Term Loan
(Second Lien), 12.00%, 4/17/15 (d)		2,061	1,983,308
Jarden Corp., Term Loan B3, 2.75%, 1/24/12		544	539,736
			2,523,044
IT Services — 4.0%
Audio Visual Services Group, Inc.:
Tranche B Term Loan (First Lien), 2.51%, 2/28/14		995	696,437
Loan (Second Lien), 5.76%, 8/28/14		1,077	107,704
Ceridian Corp., US Term Loan, 3.23% – 3.25%,
11/09/14		1,152	1,007,492
First Data Corp.:
Initial Tranche B-1 Term Loan, 2.98% – 3.00%,
9/24/14		356	310,851
Initial Tranche B-2 Term Loan, 2.98% – 3.00%,
9/24/14		4,606	4,016,721
Initial Tranche B-3 Term Loan, 3.00%,
9/24/14		340	295,556
RedPrairie Corp.:
Loan (Second Lien), 6.75%, 1/20/13		300	285,000
Term Loan B, 3.31%, 7/20/12		523	507,688
SunGard Data Systems, Inc. (Solar Capital Corp.):
Incremental Term Loan, 6.75%, 2/28/14		895	898,600
Tranche B US Term Loan, 3.86% – 3.87%, 2/28/16		2,249	2,191,538
			10,317,587
Independent Power Producers & Energy Traders — 1.8%
Dynegy Holdings Inc., Tranche B Term Loan, 3.98%,
4/02/13		1,500	1,463,560
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.73% – 3.75%,
10/10/14		2,516	2,022,307
Initial Tranche B-2 Term Loan, 3.73% – 3.75%,
10/10/14		224	180,507
Initial Tranche B-3 Term Loan, 3.73% – 3.75%,
10/10/14		1,435	1,148,202
			4,814,576
Industrial Conglomerates — 0.6%
Sequa Corp., Term Loan, 3.51% – 3.94%, 12/03/14		1,769	1,617,881
Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 3.25%, 8/21/14		489	461,258
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		634	633,587
Leisure Equipment & Products — 0.3%
24 Hour Fitness Worldwide, Inc., Tranche B Term Loan,
2.76%, 6/08/12		425	401,625
Fender Musical Instruments Corp.:
Delayed Draw Loan, 2.51%, 6/09/14		164	139,364
Initial Loan, 2.51%, 6/09/14		326	275,897
			816,886
Machinery — 2.4%
Accuride Term Loan, 10.00%, 1/31/12		790	788,354
Bucyrus International Term Loan C, 4.50%, 1/26/16		2,250	2,261,925
NACCO Materials Handling Group, Inc., Loan,
2.23% – 2.52%, 3/21/13		1,448	1,165,238
Oshkosh Truck Corp., Term B Loan, 6.25% – 6.26%,
12/06/13		2,069	2,067,039
			6,282,556

		Par
Floating Rate Loan Interests (c)		(000)	Value
Media — 19.5%
Affinion Group Holdings, Inc., Loan, 7.89%,
3/01/12 (d)	USD	1,349	$ 1,274,412
Catalina Marketing Corp., Initial Term Loan, 2.98%,
10/01/14		645	621,876
Cengage Learning Acquisitions, Inc. (Thomson Learning),
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		4,179	4,137,000
Cequel Communications, LLC:
Term Loan, 2.25%, 11/05/13		526	498,709
Tranche A Term Loan (Second Lien), 4.75%,
5/05/14		2,000	1,948,200
Tranche B Term Loan (Second Lien), 6.25%,
5/05/14		475	475,760
Charter Communications Operating, LLC, New Term Loan,
2.23%, 3/06/14		5,600	5,223,523
HMH Publishing Co. Ltd.:
Mezzanine, 17.50%, 11/14/14		593	73,150
Tranche A Term Loan, 5.23%, 6/12/14		1,607	1,351,642
Hanley-Wood, LLC (FSC Acquisition), Term Loan,
2.50% – 2.56%, 3/10/14		1,466	654,925
Harland Clarke Holdings Corp. (fka Clarke American
Corp.), Tranche B Term Loan, 2.73% – 2.75%, 6/30/14		975	852,638
Insight Midwest Holdings, LLC, B Term Loan, 2.25%,
4/07/14		1,825	1,752,285
Intelsat Corp. (fka PanAmSat Corp.):
Initial Tranche B-2-A Term Loan, 2.73%, 1/03/14		333	316,123
Initial Tranche B-2-B Term Loan, 2.73%, 1/03/14		332	316,026
Initial Tranche B-2-C Term Loan, 2.73%, 1/03/14		332	316,026
Intelsat Subsidiary Holding Co. Ltd., Tranche B
Term Loan, 2.73%, 7/03/13		1,682	1,605,099
Lamar Media Corp.:
Series B Incremental Loan, 5.50% – 5.75%,
9/28/12		971	963,702
Series E Incremental Loan, 5.50% – 5.75%,
3/31/13		470	469,886
Term Loan, 5.50%, 9/28/12		2,818	2,796,907
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.34%, 6/30/15	EUR	337	314,143
Facility C1, 3.59%, 6/30/16		337	314,143
MCC Iowa LLC (Mediacom Broadband Group):
Tranche A Term Loan, 1.71%, 3/31/10	USD	200	199,000
Tranche E Term Loan, 6.50%, 1/03/16		2,853	2,876,101
MCNA Cable Holdings LLC (OneLink Communications),
Loan, 7.23%, 3/01/13 (d)		1,289	1,005,369
Mediannuaire Holding (Pages Jaunes), Term Loan D,
4.96%, 1/11/17	EUR	500	427,560
Metro-Goldwyn-Mayer Inc., Tranche B Term Loan,
20.50%, 4/09/12	USD	992	595,880
Multicultural Radio Broadcasting, Inc., Term Loan,
2.98%, 12/18/12		304	241,300
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,750	1,870,312
Nielsen Finance LLC:
Class A, Dollar Term Loan, 2.23%, 8/09/13		547	515,300
Class B, Dollar Term Loan, 3.98%, 5/01/16		2,534	2,453,526
Penton Media, Inc., Loan, 9.25%, 2/01/14 (a)(f)		1,000	133,333
Sinclair Television Group, Inc., Tranche B Term Loan,
6.50%, 10/29/15		1,250	1,256,250
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	2,000	2,691,539
Sunshine Acquisition Ltd. (aka HIT Entertainment),
Term Facility, 2.50%, 3/20/12	USD	1,757	1,544,726
TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		2,726	2,732,342
UPC Financing Partnership, Facility U, 4.99%, 12/31/17 EUR		1,850	2,346,928
Virgin Media Investment Holdings Ltd., C Facility, 3.57%,
7/17/13	GBP	790	1,125,296
Worldcolor Press Inc. and Worldcolor (USA) Corp.
(fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12		1,620	1,636,508
Yell Group Plc TPI Term Loan A, 7.12%, 8/09/11		1,000	957,500
			50,884,945

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 27

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c)		(000)	Value
Multi-Utilities — 0.8%
Energy Transfer Equity, LP, Term Loan, 1.98%, 11/01/12	USD	1,000	$ 986,243
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
Synthetic Letter of Credit, 2.81%, 11/01/13		53	49,150
Term Advance (Second Lien), 4.81%, 5/01/14		500	459,166
Term B Advance (First Lien), 2.75%, 11/01/13		572	533,868
			2,028,427
Multiline Retail — 0.8%
Dollar General Corp., Tranche B-2 Term Loan, 2.98%,
7/07/14		1,686	1,621,979
The Neiman Marcus Group Inc., Term Loan, 2.26%,
4/06/13		410	367,998
			1,989,977
Oil, Gas & Consumable Fuels — 1.3%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%, 5/15/14		779	763,241
Initial Advance Loan, 4.50%, 5/15/14		619	606,983
Initial Advance Loan, 9.75%, 5/15/14		625	628,125
Coffeyville Resources, LLC, Tranche D Term Loan, 8.50%,
12/30/13		1,470	1,478,752
			3,477,101
Paper & Forest Products — 1.4%
Georgia-Pacific LLC, Term Loan B, 2.25% – 2.26%,
12/23/12		2,648	2,586,550
Verso Paper Finance Holdings LLC, Loan,
6.50% – 7.25%, 2/01/13 (d)		2,051	1,127,776
			3,714,326
Personal Products — 0.4%
American Safety Razor Co., LLC:
Loan (Second Lien), 6.51%, 1/30/14		675	394,875
Term Loan (First Lien), 2.75% – 2.76%, 7/31/13		474	430,359
Revlon Consumer Products Corp., Term Loan,
4.25% – 4.26%, 1/15/12		300	295,219
			1,120,453
Pharmaceuticals — 1.5%
Catalent Pharma Solutions, Inc. (fka Cardinal
Health 409, Inc.), Euro Term Loan, 2.67%, 4/15/14	EUR	277	333,551
Warner Chilcott Co., LLC, Term A Loan, 5.50%,
10/30/14	USD	1,119	1,118,365
Warner Chilcott Corp., Term B-1 Loan, 5.75%, 4/30/15		2,375	2,373,761
			3,825,677
Professional Services — 0.9%
Booz Allen Hamilton, Inc., Term Loan C, 6.00%, 7/31/15		2,250	2,257,031
Real Estate Management & Development — 1.4%
Mattamy Funding Partnership, Loan, 2.56%, 4/11/13		963	880,688
Realogy Corp.:
Delayed Draw Term B Loan, 3.25%, 10/10/13		1,097	967,525
Initial Term B Loan, 3.25%, 10/10/13		1,950	1,719,545
			3,567,758
Specialty Retail — 0.9%
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan,
2.98%, 10/21/13		814	785,206
Michaels Stores, Inc.:
Term Loan B, 2.50% – 2.56%, 10/31/13		596	536,657
Term Loan B-1, 4.75% – 4.81%, 7/31/16		1,091	1,039,472
			2,361,335
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc., New Term Loan, 5.25%, 12/10/15		800	806,000
Wireless Telecommunication Services — 1.6%
Digicel International Finance Ltd., Tranche A, 2.81%,
3/30/12		2,717	2,614,811

	Par
Floating Rate Loan Interests (c)	(000)	Value
Wireless Telecommunication Services (concluded)
MetroPCS Wireless, Inc., Tranche B Term Loan, 2.50%,
11/03/13	USD 1,745	$ 1,681,671
		4,296,482
Total Floating Rate Loan Interests — 88.6%		231,593,690
	Beneficial
	Interest
Other Interests (g)	(000)
Auto Components — 1.0%
Delphi DIP Holding Co. LLP, Class B Membership Interests	—(h)	2,669,295
Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred Equity Interests	—(h)	657,741
Total Other Interests — 1.3%		3,327,036
Total Long-Term Investments
(Cost — $335,041,580) — 120.9%		316,077,814
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional
Class 0.09% (i)(j)	1,442,325	1,442,325
Total Short-Term Securities (Cost — $1,442,325) — 0.5%		1,442,325
Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price $942.86,
Expires 12/21/19, Broker Goldman Sachs Bank USA	20	3,800
Total Options Purchased (Cost — $19,556) — 0.0%		3,800
Total Investments (Cost — $336,503,461*) — 121.4%		317,523,939
Liabilities in Excess of Other Assets — (21.4)%		(55,918,011)
Net Assets — 100.0%		$261,605,928
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$336,764,990
Gross unrealized appreciation		$ 7,774,962
Gross unrealized depreciation		(27,016,013)
Net unrealized depreciation		$ (19,241,051)
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Variable rate security. Rate shown is as of report date.
(d) Represents a payment-in-kind security which may pay interest/dividends in addi-
tional face/shares.
(e) Convertible security.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(h) Amount is less than $1,000.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	$ (576,054)	$ 3,046
(j) Represents the current yield as of report date.

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded) BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	Credit default swaps on single-name issues — sold protection outstanding as of
February 28, 2010 were as follows:
		Receive			Notional
		Fixed	Counter-	Credit	Amount	Unrealized
	Issuer	Rate	party Expiration Ratings[1]		(000)[2]	Appreciation
Ford Motor
	Co.	3.80%	UBS AG March 2010 CCC		USD 2,000	$ 1,712
	[1]	Using Standard & Poor’s rating of the issuer.
	[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement. See Note 2 of the Notes to Financial Statements.
•	Foreign currency exchange contracts as of February 28, 2010 were as follows:
	Currency		Currency		Settlement Unrealized
	Purchased		Sold	Counterparty	Date	Appreciation
	USD 301,128 CAD		315,000	Goldman Sachs
				Bank USA	4/21/10	$ 1,783
	USD14,596,885 EUR 10,155,500 CitiBank NA				3/24/10	769,245
	USD 3,479,242 GBP 2,149,000			Morgan Stanley
				Capital Services, Inc. 4/21/10		203,747
	Total					$ 974,775
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Fund’s investments:
Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Common Stocks	$ 2,035,526	$ 321,252 $	62,123	$ 2,418,901
Corporate Bonds	—	77,373,769	1,364,418	78,738,187
Floating Rate
Loan Interests	—	194,094,273	37,499,417	231,593,690
Other Interests	—	—	3,327,036	3,327,036
Short-Term
Securities	1,442,325	—	—	1,442,325
Total	$ 3,477,851	$271,789,294 $ 42,252,994		$317,520,139
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	—	$ 980,287 $	7,813	$ 988,100
Liabilities	—	—	(95,429)	(95,429)
Total	—	$ 980,287 $	(87,616) $	892,671
[1] Other financial instruments are swaps, foreign currency exchange contracts, options and unfunded loan commitments. Swaps, foreign currency exchange contracts and unfunded loan commitments are shown at the unrealized appre-
ciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Investments in Securities
	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interests	Total
Balance, as of August 31, 2009	$ 5,143	$ 2,823,032	$54,573,840	$ 262,849	$57,664,864
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	(7,066)	(9,560,443)	(14,550)	(9,582,059)
Change in unrealized appreciation/depreciation[2]	—	77,444	18,099,332	409,442	18,586,218
Net purchases (sales)	—	8,702	(15,924,503)	—	(15,915,801)
Net transfers in/out of Level 3	56,980	(1,537,694)	(9,688,809)	2,669,295	(8,500,228)
Balance, as of February 28, 2010	$ 62,123	$ 1,364,418	$37,499,417	$ 3,327,036	$42,252,994
[2] Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $11,844,022.
The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial
Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	—	$ (49,905)
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in/out of Level 3	$ 7,813	(45,524)
Balance as of February 28, 2010	$ 7,813	$ (95,429)
[3] Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 29

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
Ford Credit Auto Owner Trust, Series 2009-A,
Class A3B, 2.73%, 5/15/13 (a)	USD	9,135	$ 9,345,317
Interest Only — 0.5%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%,
3/30/30		16,561	1,299,030
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		14,233	1,467,809
			2,766,839
Total Asset-Backed Securities — 2.0%			12,112,156
Common Stocks (b)		Shares
Auto Components — 0.1%
Lear Corp.		12,302	852,160
Machinery — 0.1%
Accuride Corp.	139,370		181,181
Accuride Corp. — Restricted Shares	139,371		181,182
			362,363
Software — 0.0%
Euramax International		234	7,011
SIRVA		1,109	11,090
USI United Subcontractors		6,116	79,503
			97,604
Specialty Retail — 0.0%
Lazydays RV Center, Inc.		10,549	41,140
Total Common Stocks — 0.2%			1,353,267
		Par
Corporate Bonds		(000)
Air Freight & Logistics — 0.1%
Park-Ohio Industries, Inc., 8.38%, 11/15/14	USD	905	733,050
Airlines — 0.2%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,444	1,487,320
Auto Components — 0.0%
Delphi International Holdings Unsecured, 12.00%,
10/06/14		65	64,613
Building Products — 0.4%
Building Materials Corp. of America, 7.00%, 2/15/20 (c)		1,875	1,875,000
CPG International I, Inc., 10.50%, 7/01/13		750	735,000
			2,610,000
Capital Markets — 0.6%
E*Trade Financial Corp., 3.99%, 8/31/19 (c)(d)(e)		249	378,480
MU Finance Plc, 8.75%, 2/01/17 (c)	GBP	1,007	1,420,321
Marsico Parent Co., LLC, 10.63%, 1/15/16		2,381	1,431,576
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (c)(f)		1,010	223,430
Marsico Parent Superholdco, LLC, 14.50%,
1/15/18 (c)(f)		661	114,795
			3,568,602
Chemicals — 1.1%
American Pacific Corp., 9.00%, 2/01/15	USD	1,100	1,086,250
Ames True Temper, Inc., 4.25%, 1/15/12 (a)		2,085	1,949,475
Huntsman International LLC, 5.50%, 6/30/16 (c)		1,385	1,218,800
Innophos, Inc., 8.88%, 8/15/14		2,225	2,286,187
			6,540,712
Commercial Services & Supplies — 0.9%
ACCO Brands Corp., 10.63%, 3/15/15 (c)		1,025	1,114,175
DI Finance, Series B, 9.50%, 2/15/13		2,326	2,343,445
Waste Services, Inc., 9.50%, 4/15/14		2,065	2,121,787
			5,579,407

		Par
Corporate Bonds		(000)	Value
Consumer Finance — 0.8%
Ford Motor Credit Co. LLC:
7.38%, 2/01/11	USD	2,800	$ 2,856,070
3.00%, 1/13/12 (a)		565	529,688
7.80%, 6/01/12		1,665	1,682,597
			5,068,355
Containers & Packaging — 1.7%
Berry Plastics Escrow LLC, 8.25%, 11/15/15 (c)		2,400	2,394,000
Berry Plastics Holding Corp., 8.88%, 9/15/14		295	283,938
Beverage Packaging Holdings Luxembourg II SA, 8.00%,
12/15/16	EUR	165	214,563
Crown Americas LLC, 7.75%, 11/15/15	USD	885	913,762
Impress Holdings BV, 3.38%, 9/15/13 (a)(c)		1,255	1,170,287
Pregis Corp., 12.38%, 10/15/13		2,020	2,004,850
Smurfit Kappa Acquisitions (c):
7.25%, 11/15/17	EUR	1,215	1,621,324
7.75%, 11/15/19		1,155	1,564,849
			10,167,573
Diversified Financial Services — 3.0%
CIT Group, Inc., 7.00%, 5/01/17	USD	6,885	6,084,619
GMAC LLC:
6.88%, 9/15/11		5,050	5,050,000
6.88%, 8/28/12 (c)		1,371	1,357,290
8.30%, 2/12/15 (c)		3,150	3,177,562
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (c)		2,615	2,647,688
			18,317,159
Diversified Telecommunication Services — 3.0%
Deutsche Telekom International Finance BV, 8.50%,
6/15/10		5,000	5,110,055
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (c)		580	620,600
PAETEC Holding Corp., 8.88%, 6/30/17 (c)		525	528,686
Qwest Communications International, Inc.:
7.50% , 2/15/14		3,595	3,630,950
8.00%, 10/01/15 (c)		2,500	2,587,500
Qwest Corp., 8.38%, 5/01/16		590	646,050
Wind Acquisition Finance SA, 10.75%, 12/01/15		900	963,000
Windstream Corp.:
8.13%, 8/01/13		590	613,600
8.63%, 8/01/16		690	702,075
7.88%, 11/01/17 (c)		2,500	2,443,750
			17,846,266
Electric Utilities — 0.0%
Elwood Energy LLC, 8.16%, 7/05/26		129	123,887
Energy Equipment & Services — 0.5%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		255	249,900
7.75%, 5/15/17		420	411,600
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (c)		2,500	2,487,500
North American Energy Partners, Inc., 8.75%, 12/01/11		140	139,300
			3,288,300
Food & Staples Retailing — 0.1%
Duane Reade, Inc., 11.75%, 8/01/15 (c)		455	573,300
Food Products — 0.6%
Bumble Bee Foods LLC, 7.75%, 12/15/15 (c)		1,040	1,042,600
Smithfield Foods, Inc., 10.00%, 7/15/14 (c)		2,410	2,608,825
			3,651,425
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14		2,780	2,974,600

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Health Care Providers & Services — 2.2%
Community Health Systems, Inc., 8.88%, 7/15/15	USD	450	$ 465,750
DaVita, Inc., 6.63%, 3/15/13		1,980	1,984,950
Tenet Healthcare Corp. (c):
9.00%, 5/01/15		812	850,570
10.00%, 5/01/18		6,682	7,350,200
Viant Holdings, Inc., 10.13%, 7/15/17 (c)		2,948	2,874,300
			13,525,770
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (c)		4,300	4,945,000
Hotels Restaurants & Leisure — 0.0%
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(c)(g)		1,059	63,540
Tropicana Entertainment LLC, 9.63%, 12/15/14 (b)(g)		375	234
			63,774
Household Durables — 1.3%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (c)		3,800	4,237,000
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (b)(c)(g)		200	—
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		3,300	3,448,500
			7,685,500
IT Services — 0.4%
iPayment, Inc., 9.75%, 5/15/14		950	828,875
iPayment Investors LP, 11.63%, 7/15/14 (c)(f)		1,337	1,069,747
SunGard Data Systems, Inc., 4.88%, 1/15/14		215	200,756
			2,099,378
Independent Power Producers & Energy Traders — 3.1%
The AES Corp., 8.75%, 5/15/13 (c)		2,803	2,852,053
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (c)		3,550	3,594,375
Energy Future Holdings Corp., 10.00%, 1/15/20 (c)		1,800	1,836,000
NRG Energy, Inc.:
7.25%, 2/01/14		9,710	9,782,825
7.38%, 2/01/16		425	419,156
			18,484,409
Industrial Conglomerates — 1.5%
Sequa Corp. (c):
11.75%, 12/01/15		2,950	2,891,000
13.50%, 12/01/15 (f)		5,870	5,884,674
			8,775,674
Machinery — 1.1%
AGY Holding Corp., 11.00%, 11/15/14		1,500	1,200,000
Accuride Corp., 7.50%, 2/26/20 (d)(f)		14	24,396
Navistar International Corp., 8.25%, 11/01/21		2,700	2,740,500
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (c)		2,935	2,546,113
Synventive Molding Solutions Sub-Series A, 14.00%,
1/14/11		760	22,795
			6,533,804
Marine — 0.2%
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (c)		1,230	1,251,525
Media — 6.3%
Affinion Group, Inc., 10.13%, 10/15/13		2,825	2,853,250
CCH II LLC, 13.50%, 11/30/16		1,406	1,660,882
CMP Susquehanna Corp., 3.20%, 5/15/14 (c)		194	3,880
Clear Channel Worldwide Holdings, Inc., 9.25%,
12/15/17 (c)		5,850	6,003,877
DISH DBS Corp.:
7.00%, 10/01/13		1,450	1,482,625
7.13%, 2/01/16		200	200,500
Lighthouse International Co. SA:
8.00%, 4/30/14		613	521,684
8.00%, 4/30/14 (c)	EUR	235	199,993
Network Communications, Inc., 10.75%, 12/01/13	USD	1,520	699,200
Nielsen Finance LLC, 10.00%, 8/01/14		3,695	3,833,562

		Par
Corporate Bonds		(000)	Value
Media (concluded)
ProtoStar I Ltd., 18.00%, 10/15/12 (b)(c)(d)(g)	USD	3,454	$ 3,281,404
Rainbow National Services LLC (c):
8.75%, 9/01/12		925	943,500
10.38%, 9/01/14		3,134	3,294,618
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (c)	EUR	2,060	2,596,599
TL Acquisitions, Inc., 10.50%, 1/15/15 (c)	USD	4,815	4,387,669
UPC Germany GmbH, 8.13%, 12/01/17 (c)		4,500	4,500,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (c)		1,500	1,477,500
			37,940,743
Metals & Mining — 1.3%
Arch Western Finance LLC, 6.75%, 7/01/13		2,500	2,506,250
Murray Energy Corp., 10.25%, 10/15/15 (c)		1,430	1,431,788
New World Resources NV, 7.38%, 5/15/15	EUR	1,400	1,696,623
Teck Resources Ltd., 10.75%, 5/15/19	USD	1,995	2,453,850
			8,088,511
Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (f)		2,458	2,857,425
Oil, Gas & Consumable Fuels — 2.1%
Berry Petroleum Co., 8.25%, 11/01/16		550	551,375
Chesapeake Energy Corp.:
6.38%, 6/15/15		335	324,113
7.25%, 12/15/18		2,500	2,462,500
Crosstex Energy LP, 8.88%, 2/15/18 (c)		855	867,825
Denbury Resources, Inc., 8.25%, 2/15/20		975	1,009,125
EXCO Resources, Inc., 7.25%, 1/15/11		165	165,206
El Paso Corp., 7.00%, 6/15/17		2,500	2,507,672
Encore Acquisition Co., 6.00%, 7/15/15		250	251,875
Overseas Shipholding Group, Inc., 8.75%, 12/01/13		1,190	1,261,400
Sabine Pass LNG LP, 7.50%, 11/30/16		1,515	1,329,413
SandRidge Energy, Inc., 8.63%, 4/01/15 (f)		180	177,300
Whiting Petroleum Corp.:
7.25%, 5/01/12		75	75,375
7.25%, 5/01/13		1,390	1,403,900
			12,387,079
Paper & Forest Products — 1.7%
Domtar Corp., 7.88%, 10/15/11		10	10,575
NewPage Corp.:
6.50%, 5/01/12 (a)		1,500	795,000
10.00%, 5/01/12		190	109,250
11.38%, 12/31/14		9,845	9,401,975
			10,316,800
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, 8.38%,
6/15/16 (c)		1,320	1,366,200
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16		350	350,875
Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (c)		1,545	1,564,312
Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (a)(c)(f)		594	11,888
Specialty Retail — 1.5%
General Nutrition Centers, Inc., 10.75%, 3/15/15		870	879,788
Group 1 Automotive, Inc., 8.25%, 8/15/13		5,000	5,012,500
Sonic Automotive, Inc., Series B, 8.63%, 8/15/13		3,135	3,142,837
			9,035,125
Textiles, Apparel & Luxury Goods — 0.7%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	2,400	3,284,314
Quiksilver, Inc., 6.88%, 4/15/15	USD	1,410	1,202,025
			4,486,339
Tobacco — 0.2%
Reynolds American, Inc., 7.63%, 6/01/16		1,000	1,128,801

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 31

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Wireless Telecommunication Services — 1.0%
Cricket Communications, Inc.:
9.38%, 11/01/14	USD	30	$ 29,850
10.00%, 7/15/15		240	243,000
7.75%, 5/15/16 (c)		2,250	2,286,562
Digicel Group Ltd. (c):
8.88%, 1/15/15		1,120	1,069,600
9.13%, 1/15/15 (f)		2,467	2,405,325
MetroPCS Wireless, Inc., 9.25%, 11/01/14		270	269,325
			6,303,662
Total Corporate Bonds — 40.0%			241,797,163
Floating Rate Loan Interests (a)
Aerospace & Defense — 0.3%
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 2.25%, 3/26/14		156	114,523
Term Loan, 2.23% – 2.25%, 3/26/14		2,623	1,930,477
			2,045,000
Auto Components — 1.0%
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%,
8/07/14		3,983	3,647,109
Dana Holding Corp., Term Advance, 4.48% – 6.50%,
1/30/15		1,772	1,725,777
Dayco Products:
Term Loan B, 10.50%, 5/13/14		205	196,408
Term Loan C, 12.50%, 11/13/14 (f)		29	27,901
Lear Corp., Loan (Closing Date Loan & Delayed
Draw Loan), 7.50%, 11/09/14		325	325,674
			5,922,869
Automobiles — 0.9%
Ford Motor Co., Tranche B-1 Term Loan, 3.24% – 3.26%,
12/15/13		6,193	5,741,990
Beverages — 0.2%
Culligan International Co., Loan (Second Lien), 5.18%,
4/24/13	EUR	1,500	844,226
Le-Nature’s, Inc., Tranche B Term Loan, 9.50%,
3/01/11 (b)(g)	USD	1,000	386,667
			1,230,893
Building Products — 1.7%
Building Materials Corp. of America:
Second Lien Term Loan, 6.00%, 9/15/14		3,500	3,444,000
Term Loan Advance, 3.00%, 2/22/14		2,573	2,505,526
Custom Building Products, Inc., Loan (Second Lien),
10.75%, 4/20/12		1,500	1,445,625
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		1,343	1,348,245
Momentive Performance Materials (Blitz 06-103 GmbH),
Tranche B-2 Term Loan, 2.67%, 12/04/13	EUR	992	1,212,267
United Subcontractors, First Lien Term Loan, 1.76%,
6/30/15	USD	143	121,834
			10,077,497
Capital Markets — 0.2%
Marsico Parent Co., LLC, Term Loan, 5.25% – 7.25%,
12/15/14		381	241,724
Nuveen Investments, Inc., Term Loan, 3.25% – 3.32%,
11/13/14		1,359	1,182,497
			1,424,221

		Par
Floating Rate Loan Interests (a)		(000)	Value
Chemicals — 3.3%
Ashland Inc., Term B Borrowing, 7.65%, 5/13/14	USD	548	$ 554,127
Brenntag AG, Term Loan B, 2.77%, 11/24/37	EUR	276	364,972
Brenntag Holding GmbH & Co. KG:
Facility 3A (Second Lien), 5.02%, 3/21/16		115	149,313
Facility 3B (Second Lien), 4.25%, 7/17/15	USD	500	476,875
Facility 3B (Second Lien), 5.02%, 3/15/16	EUR	385	500,026
Facility B6A and B6B, 2.77%, 11/24/37		213	282,559
Chemtura Corp. Debtor in Possession Return of Capital
Term Loan, 6.00%, 1/26/11	USD	1,550	1,556,781
Cognis GmbH, Facility B (French):
2.71%, 11/16/13	EUR	197	254,339
2.71%, 11/17/13		803	1,038,553
Edwards (Cayman Islands II) Ltd., Term Loan (First Lien),
2.25%, 5/31/14	USD	447	355,577
ElectricInvest Holding Co. Ltd. (Viridian Group PLC),
Junior Term Facility, 5.04%, 12/21/12	GBP	900	1,111,586
Gentek Holding, LLC, Tranche B Term Loan, 7.00%,
10/29/14	USD	700	703,500
Huish Detergents Inc., Tranche B Term Loan, 2.01%,
4/26/14		1,231	1,181,818
Ineos US Finance LLC, Term A4 Facility, 7.00%,
12/14/12		294	278,172
Nalco Co., Term Loan, 6.50%, 5/13/16		2,065	2,079,077
PQ Corp. (fka Niagara Acquisition, Inc.), Original
Term Loan (First Lien), 3.48% – 3.50%, 7/30/14		3,940	3,605,100
Rockwood Specialties Group, Inc., Term Loan H, 6.00%,
5/15/14		1,936	1,941,357
Solutia Inc., Loan, 7.25%, 2/28/14		1,284	1,300,657
Tronox Worldwide LLC, Tranche B-1 Term Loan, 9.00%,
6/24/10		1,900	1,949,780
			19,684,169
Commercial Services & Supplies — 1.6%
ARAMARK Corp.:
Letter of Credit Facility, 2.11%, 1/26/14		185	176,173
US Term Loan, 2.13%, 1/26/14		2,808	2,678,830
Casella Waste Systems, Inc, Term B Loan, 7.00%,
4/09/14		632	635,774
SIRVA Worldwide, Inc., Loan (Second Lien), 12.00%,
5/12/15		275	27,487
Synagro Technologies, Inc., Term Loan (First Lien),
2.23%, 4/02/14		2,702	2,381,833
West Corp., Incremental Term B-3 Loan, 7.25%,
10/24/13		3,458	3,492,662
			9,392,759
Construction & Engineering — 0.6%
Safway First Out Term Loan, 9.00%, 12/14/17		3,750	3,750,000
Consumer Finance — 1.6%
Chrysler Financial Corp. Return of Capital, 4.24%,
8/03/12		2,750	2,650,313
DaimlerChrysler Financial Services Americas LLC,
Term Loan (First Lien), 4.24%, 8/03/12		6,932	6,843,832
			9,494,145
Containers & Packaging — 0.6%
Anchor Glass Term Loan B, 6.00%, 2/18/16		1,200	1,196,250
Graham Packaging Co., LP, B Term Loan, 2.50%,
10/07/11		1,478	1,457,958
Smurfit-Stone Container, Revolving Credit:
0.01% – 4.50%, 11/01/09		459	456,720
0.20% – 5.00%, 11/12/09		152	151,591
Smurfit-Stone Container Canada, Inc.:
Tranche C, 2.50%, 11/01/11		198	195,419
Tranche C-1 Term Loan, 2.50%, 11/01/11		60	59,084

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Containers & Packaging (concluded)
Smurfit-Stone Container Enterprises, Inc.:
Deposit Funded Facility, 4.50%, 11/01/10	USD	92	$ 91,124
Tranche B, 2.50%, 11/01/11		105	103,702
			3,711,848
Diversified Consumer Services — 1.2%
Coinmach Service Corp., Term Loan, 3.26%, 11/14/14		4,667	4,036,667
Laureate Education Term Loan B, 7.00%, 8/15/14		3,491	3,459,567
			7,496,234
Diversified Financial Services — 1.0%
CIT Group, Inc., Tranche 2A Term Loan, 9.50% – 9.75%,
1/20/12		4,338	4,443,227
Professional Service Industries, Inc., Term Loan
(First Lien), 2.98%, 10/31/12		526	263,219
Reynolds Group Holdings Inc., US Term Loan, 6.25%,
11/05/15		1,400	1,408,750
			6,115,196
Diversified Telecommunication Services — 1.3%
Cavtel Holdings, LLC, Term Loan, 2.00% – 8.50%,
12/31/12 (f)		1,194	1,022,026
Hawaiian Telcom Communications, Inc., Tranche C
Term Loan, 4.75%, 5/30/14		1,938	1,458,142
Integra Telecom Holdings, Inc., Term Loan (First Lien),
10.50%, 8/31/13		1,467	1,466,576
US Telepacific Corp., Second Lien Term Loan, 7.75%,
7/25/15		1,175	1,177,203
Wind Telecomunicazioni SpA, A1 Term Loan Facility,
2.92%, 9/22/12	EUR	2,081	2,725,660
			7,849,607
Electric Utilities — 0.1%
TPF Generation Holdings, LLC:
Synthetic Letter of Credit Deposit (First Lien),
2.25%, 12/15/13	USD	151	145,148
Synthetic Revolving Deposit, 2.25%, 12/15/11		47	45,501
Term Loan (First Lien), 2.23%, 12/15/13		390	375,623
			566,272
Electrical Equipment — 0.1%
Electrical Components International Holdings Co. (ECI),
Term Loan (Second Lien), 11.50%, 5/01/14 (b)(g)		500	50,000
Generac Acquisition Corp., Term Loan (First Lien),
2.75%, 11/10/13		682	625,142
			675,142
Electronic Equipment, Instruments &
Components — 0.9%
Flextronics International Ltd.:
A Closing Date Loan, 2.48% – 2.50%, 10/01/14		1,190	1,124,022
Term Loan B, 2.50%, 10/01/12		3,699	3,569,985
Matinvest 2 SAS/ Butterfly Wendel US, Inc. (Deutsche
Connector):
B-2 Facility, 2.75%, 6/22/14		478	373,989
C-2 Facility, 3.00%, 6/22/15		829	648,863
			5,716,859
Energy Equipment & Services — 0.6%
MEG Energy Corp., Tranche D Term Loan, 6.00%,
4/03/16		2,726	2,676,266
Trinidad USA Partnership LP, US Term Loan, 2.73%,
5/01/11		1,014	938,389
			3,614,655
Food & Staples Retailing — 1.8%
AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots),
Facility B1, 3.54%, 7/09/15	GBP	3,500	4,780,909
DS Waters of America, Inc., Term Loan, 4.25%, 3/02/12 USD		400	352,000

		Par
Floating Rate Loan Interests (a)		(000)	Value
Food & Staples Retailing (concluded)
Pilot Travel Centers Term Loan B, 3.50%, 11/18/15	USD	3,500	$ 3,516,226
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		2,150	2,227,400
			10,876,535
Food Products — 1.7%
Dole Food Co., Inc.:
Credit-Linked Deposit, 7.89%, 4/12/13		280	279,689
Term Loan B, 3.50%, 2/10/17		824	823,941
Term Loan C, 5.50%, 2/10/17		1,976	1,977,459
Tranche B Term Loan, 8.00%, 4/12/13		486	486,395
Michael Foods, Term Loan B, 6.50% – 6.75%, 4/24/14		1,375	1,380,606
Pilgrim’s Pride Corp. Term Loan A, 5.29%, 12/01/12		1,100	1,083,500
Pinnacle Foods Finance LLC, Tranche C Term Loan,
7.50%, 4/02/14		2,800	2,811,500
Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%,
4/12/13		1,578	1,578,124
			10,421,214
Health Care Equipment & Supplies — 0.6%
Biomet, Inc., Dollar Term Loan, 3.23% – 3.25%, 3/25/15		1,670	1,615,045
DJO Finance LLC (ReAble Therapeutics Finance LLC),
Term Loan, 3.23%, 5/20/14		2,212	2,137,091
			3,752,136
Health Care Providers & Services — 2.0%
CCS Medical, Inc. (Chronic Care), Loan (Debtor in
Possession), 13.00%, 3/31/10		31	31,247
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.50%, 7/25/14		274	256,333
Funded Term Loan, 2.48% – 2.50%, 7/25/14		5,371	5,018,083
Catalent Pharma Solutions, Inc. (fka Cardinal
Health 409, Inc.), Euro Term Loan, 2.67%, 11/19/37 EUR		653	787,299
DaVita Inc., Tranche B-1 Term Loan, 1.73% – 1.76%,
10/05/12		600	585,975
HCA Inc., Tranche A-1 Term Loan, 1.75%, 11/16/12		2,324	2,195,189
HealthSouth Corp., Term Loan, 2.51%, 3/10/13		1,261	1,219,679
Vanguard Health Systems Term Loan B, 5.00%, 1/29/16		1,800	1,802,250
			11,896,055
Health Care Technology — 0.6%
IMS Healthcare Term Loan B, 5.25%, 2/16/16		3,000	3,012,000
Sunquest Information Systems, Inc. (Misys Hospital
Systems, Inc.), Term Loan, 3.48%, 10/13/14		368	337,566
			3,349,566
Hotels Restaurants & Leisure — 5.0%
BLB Worldwide Holdings, Inc. (Wembley, Inc.), First
Priority Term Loan, 4.75%, 7/18/11 (b)(g)		1,989	1,362,469
CCM Merger Inc. (Motor City Casino), Term B Loan,
8.50%, 7/13/12		1,481	1,459,568
Cedar Fair LP Term Loan B, 4.00%, 2/04/16		2,250	2,246,485
Green Valley Ranch Gaming, LLC, Loan (Second Lien),
3.50%, 8/16/14		1,500	150,000
Harrah’s Operating Co., Inc.:
Term B-1 Loan, 3.25%, 1/28/15		449	361,615
Term B-3 Loan, 3.25%, 1/28/15		546	440,197
Term B-4 Loan, 9.50%, 10/31/16		1,250	1,246,527
OSI Restaurant Partners, LLC, Pre-Funded Revolving
Credit Loan, 0.07% – 2.56%, 6/14/13		32	28,486
Penn National Gaming, Inc., Term Loan B,
1.98% – 2.00%, 10/03/12		2,828	2,769,103
QCE, LLC (Quiznos), Term Loan (Second Lien), 2.56%,
5/05/13		955	814,529
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		3,250	3,264,219
Six Flags Theme Parks, Inc. Term Loan, 4.50%, 6/13/15		7,750	7,678,312
Travelport LLC (fka Travelport Inc.), Loan, 8.25%,
3/27/12		4,822	4,411,737
Universal City Development Term Loan B, 7.75%,
11/06/14		3,750	3,771,094
			30,004,341

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 33

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Household Durables — 0.0%
Berkline/Benchcraft, LLC., Term Loan, 14.00%,
11/03/11 (b)(f)(g)	USD	116	$ 5,776
Household Products — 0.2%
Central Garden & Pet Co., Tranche B Term Loan, 3.75%,
9/30/12		985	930,466
IT Services — 1.5%
Amadeus IT Group SA / Amadeus Verwaltungs GmbH:
Term B3 Facility, 2.43%, 6/30/13	EUR	307	399,336
Term B4 Facility, 2.43%, 6/30/13		184	238,423
Term C3 Facility, 2.93% , 6/30/14		491	637,759
Audio Visual Services Group, Inc., Loan (Second Lien),
5.76%, 8/28/14	USD	1,077	107,704
Ceridian Corp., US Term Loan, 3.23% – 3.25%,
11/09/14		1,385	1,211,163
First Data Corp.:
Initial Tranche B-1 Term Loan, 2.98%, 9/24/14		2,818	2,461,785
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		1,231	1,073,629
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		560	487,080
RedPrairie Corp., Term Loan B, 3.31%, 7/20/12		564	546,680
SunGard Data Systems, Inc. (Solar Capital Corp.),
Incremental Term Loan, 6.75%, 2/28/14		1,191	1,195,123
Travelex Plc:
Term Loan B, 0.00%, 10/31/13		500	456,666
Term Loan C, 3.29%, 10/31/14		500	456,667
			9,272,015
Independent Power Producers & Energy Traders — 0.7%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.73% – 3.75%,
10/10/14		2,571	2,067,244
Initial Tranche B-3 Term Loan, 3.73% – 3.75%,
10/10/14		2,719	2,174,968
			4,242,212
Leisure Equipment & Products — 0.1%
24 Hour Fitness Worldwide, Inc., Tranche B Term Loan,
2.76%, 6/08/12		575	543,375
Machinery — 1.4%
Accuride Term Loan, 9.75%, 1/31/12		2,935	2,928,886
Blount International Term Loan, 5.50% – 5.75%,
2/09/12		648	646,168
Bucyrus International Term Loan C, 4.50%, 1/26/16		2,000	2,010,600
LN Acquisition Corp. (Lincoln Industrial), Initial Term Loan
(Second Lien), 5.98%, 1/09/15		1,500	1,260,000
Oshkosh Truck Corp., Term B Loan, 6.25% – 6.26%,
12/06/13		1,364	1,362,855
			8,208,509
Media — 10.2%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12		1,091	1,030,755
Alpha Topco Ltd. (Formula One), Facility D, 3.82%,
6/30/14		1,000	873,889
Atlantic Broadband, Term Loan B, 6.75%, 6/01/13		931	927,809
Atlantic Broadband Finance, LLC, Tranche B-2
Term Loan, 2.51%, 9/01/11		35	34,001
Catalina Marketing Corp., Initial Term Loan, 2.98%,
10/01/14		587	566,420
Cengage Learning Acquisitions, Inc. (Thomson Learning),
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		4,094	4,052,813
Cequel Communications, LLC, Tranche B Term Loan
(Second Lien), 6.25%, 5/05/14		3,738	3,744,160
Charter Communications Operating, LLC, New Term Loan,
2.23%, 3/06/14		7,000	6,529,404
FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, 7/14/15		1,888	1,812,806

		Par
Floating Rate Loan Interests (a)		(000)	Value
Media (concluded)
Hanley-Wood, LLC (FSC Acquisition), Term Loan,
2.50% – 2.56%, 3/10/14	USD	2,707	$ 1,209,008
HIT Entertainment, Inc., Term Loan (Second Lien),
5.75%, 2/26/13		1,000	572,500
HMH Publishing Co. Ltd.:
Mezzanine, 17.50%, 11/14/14		2,007	247,581
Tranche A Term Loan, 5.48%, 6/12/14		1,641	1,380,154
Harland Clarke Holdings Corp. (fka Clarke
American Corp.), Tranche B Term Loan,
2.73% – 2.75%, 6/30/14		1,462	1,278,383
Insight Midwest Holdings, LLC, B Term Loan, 2.25%,
4/07/14		1,550	1,488,242
Intelsat Corp. (fka PanAmSat Corp.):
Tranche B-2-A Term Loan, 2.73%, 1/03/14		584	555,635
Tranche B-2-B Term Loan, 2.73%, 1/03/14		584	555,465
Tranche B-2-C Term Loan, 2.73%, 1/03/14		584	555,465
Lamar Media Corp.:
Series B Incremental Loan, 5.50% – 5.75%,
9/28/12		1,985	1,970,117
Term Loan, 5.50% – 5.75%, 9/28/12		1,732	1,718,825
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.34%, 6/30/15	EUR	337	314,143
Facility C1, 3.59%, 6/30/16		337	314,143
Facility D, 4.71%, 12/28/16		904	663,874
MCC Iowa LLC (Mediacom Broadband Group), Tranche E
Term Loan, 6.50%, 1/03/16	USD	447	450,172
MCNA Cable Holdings LLC (OneLink Communications),
Loan, 7.23%, 3/01/13 (f)		1,933	1,508,054
Mediacom Illinois, LLC (fka Mediacom
Communications, LLC), Tranche D Term Loan, 5.50%,
3/31/17		998	996,243
Metro-Goldwyn-Mayer Inc., Tranche B Term Loan,
20.50%, 4/09/12		1,019	612,415
Multicultural Radio Broadcasting, Inc., Term Loan,
5.00%, 12/18/12		304	241,300
New Vision Exit Term Loan, 13.00%, 10/01/12		160	160,850
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,505	4,814,719
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.23%, 8/09/13		1,026	965,947
Class B Dollar Term Loan, 3.98%, 5/01/16		2,704	2,618,271
Penton Media, Inc.:
Loan (Second Lien), 9.25%, 2/01/14 (b)(g)		1,000	133,333
Term Loan (First Lien), 2.48% – 2.50%, 2/01/13		1,094	798,666
Protostar Ltd., Debtor in Possession Term Loan, 18.00%,
3/15/10		692	691,656
Springer Science+Business Media SA, Facility A1, 6.75%,
7/01/16	EUR	1,700	2,287,808
Sunshine Acquisition Ltd. (aka HIT Entertainment),
Term Facility, 2.50%, 3/20/12	USD	2,407	2,116,241
TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		1,488	1,491,780
Telecommunications Management, LLC:
Multi-Draw Term Loan, 3.48%, 6/30/13		231	189,536
Term Loan, 3.48%, 6/30/13		917	751,735
UPC Financing Partnership, Facility U, 4.99%,
12/31/17	EUR	1,838	2,331,070
Virgin Media Investment Holdings Ltd., C Facility, 3.58%,
7/17/13	GBP	2,000	2,848,852
Worldcolor Press, Inc. and Worldcolor (USA) Corp.
(fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12	USD	1,295	1,308,259
Yell Group Plc, Term Loan B, 3.98%, 7/31/14		1,817	1,365,829
Yell Group Plc TPI Term Loan A, 7.12%, 8/09/11		898	859,788
			61,938,116

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
Synthetic Letter of Credit, 2.76%, 11/01/13	USD	83	$ 77,251
Term B Advance (First Lien), 2.75%, 11/01/13		899	839,093
MACH Gen, LLC, Synthetic Letter of Credit Loan
(First Lien), 2.25%, 2/22/13		69	63,604
			979,948
Multiline Retail — 0.6%
Dollar General Corp., Tranche B-2 Term Loan, 2.98%,
7/07/14		213	205,314
Hema Holding BV, Facility D, 5.42%, 1/01/17	EUR	2,600	2,973,856
The Neiman Marcus Group Inc., Term Loan, 2.25%,
4/06/13	USD	350	314,145
			3,493,315
Oil, Gas & Consumable Fuels — 1.5%
Big West Oil, LLC:
Delayed Advance Loan, 4.50%, 5/15/14		1,268	1,242,334
Initial Advance Loan, 4.50%, 5/15/14		1,007	987,220
Initial Advance Loan, 9.75%, 1/26/15		2,250	2,261,250
Coffeyville Resources, LLC, Tranche D Term Loan, 8.50%,
12/30/13		735	739,376
Drummond Co., Inc., Term Advance, 1.48%, 2/14/11		825	800,250
Niska Gas Storage Canada ULC, Canadian Term Loan B,
1.98%, 5/12/13		448	429,357
Niska Gas Storage US, LLC, US Term B Loan, 1.98%,
5/12/13		47	45,107
Niska Gas Storage US, LLC, Wild Goose Acquisition
Draw-US Term B, 1.98%, 5/12/13		32	30,555
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18 (f)		3,107	2,330,043
			8,865,492
Paper & Forest Products — 0.8%
Georgia-Pacific LLC, Term Loan B:
2.24% – 2.25%, 12/20/12		1,677	1,638,086
2.25% – 2.26%, 12/23/12		3,245	3,169,217
Verso Paper Finance Holdings LLC, Loan,
6.50% – 7.25%, 2/01/13 (f)		621	341,337
			5,148,640
Personal Products — 0.3%
American Safety Razor Co., LLC:
Term Loan (First Lien), 2.75% – 2.76%, 7/31/13		723	656,472
Loan (Second Lien), 6.51%, 1/30/14		1,925	1,126,125
			1,782,597
Pharmaceuticals — 0.6%
Warner Chilcott Co., LLC, Term A Loan, 5.50%, 10/30/14		881	881,135
Warner Chilcott Corp., Term B-1 Loan, 5.75%, 4/30/15		2,755	2,754,568
			3,635,703
Professional Services — 0.2%
Booz Allen Hamilton, Inc., Term Loan C, 6.00%, 7/31/15		1,500	1,504,687
Real Estate Management & Development — 1.1%
Enclave, First Lien Term Loan, 6.14%, 3/01/12		3,000	325,689
Georgian Towers, Term Loan, 2.25% – 2.26%, 3/01/12		3,000	310,104
Pivotal Promontory, LLC, Second Lien Term Loan,
12.00%, 8/31/11 (b)(g)		750	37,500
Realogy Corp.:
Delayed Draw Term B Loan, 3.25%, 10/10/13		2,618	2,308,867
Initial Term B Loan, 3.25%, 10/10/13		982	866,236
Synthetic Letter of Credit, 3.23%, 10/10/13		264	233,218
Term Loan (Second Lien), 13.50%, 10/15/17		2,250	2,446,875
			6,528,489

	Par
Floating Rate Loan Interests (a)	(000)	Value
Software — 0.1%
Bankruptcy Management Solutions, Inc., Term Loan
(First Lien), 4.23%, 7/31/12	USD 935 $	631,293
Specialty Retail — 0.8%
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan,
2.98%, 10/21/13	1,018	981,507
Michaels Stores, Inc.:
Term Loan B, 2.50% -2.56%, 10/31/13	1,798	1,619,617
Term Loan B-1, 4.75% – 4.81%, 7/31/16	671	638,871
Orchard Supply Hardware, Term Loan B, 2.68%,
12/21/13	1,500	1,340,100
		4,580,095
Textiles, Apparel & Luxury Goods — 0.1%
St. John Knits International, Inc., Term Loan, 9.25%,
3/23/12	571	513,571
Trading Companies & Distributors — 0.2%
Beacon Sales Acquisition, Inc., Term B Loan,
2.23% – 2.25%, 9/30/13	1,160	1,089,933
Wireless Telecommunication Services — 0.6%
Digicel International Finance Ltd., Tranche A, 2.81%,
3/30/12	3,884	3,738,477
Total Floating Rate Loan Interests — 50.1%		302,441,912
Foreign Agency Obligations
Peru Government International Bond, 8.38%, 5/03/16	4,871	5,930,443
Turkey Government International Bond, 7.00%, 9/26/16	5,093	5,602,300
Total Foreign Agency Obligations — 1.9%		11,532,743
Non-Agency Mortgage Backed Securities
Commercial Mortgage-Backed Securities — 2.6%
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A2, 5.86%, 2/15/51 (a)(h)	15,000	15,576,712
Total Non-Agency Mortgage Backed Securities — 2.6%		15,576,712
	Beneficial
	Interest
Other Interests (i)	(000)
Auto Components — 0.9%
Dayco Products LLC Mark IV Industrials, Inc.	9	203,192
Delphi Debtor in Possession Holding Co. LLP,
Class B Membership Interests	—(j)	5,338,579
Lear Corp. Escrow	1,000	15,000
		5,556,771
Diversified Financial Services — 0.2%
J.G. Wentworth LLC, Preferred Equity Interests	1	1,257,920
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	8	1,525
Household Durables — 0.0%
Berkline Benchcraft Equity LLC	3	—
Total Other Interests — 1.1%		6,816,216

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 35

Schedule of Investments (continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Preferred Stocks		Shares	Value
Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (k)		45,243	$ —
Specialty Retail — 0.1%
Lazydays RV Center, Inc. (b)		224	223,800
Total Preferred Stocks — 0.1%			223,800
U.S. Government Sponsored		Par
Agency Securities		(000)
Mortgaged-Backed Securities — 22.1%
Fannie Mae Mortgage Backed Securities:
5.00%, 3/15/25 – 4/15/25 (l)	USD	121,000	127,354,002
5.50%, 12/01/28 – 11/01/33		5,780	6,119,189
5.50%, 3/01/32		226	240,118
5.50%, 7/01/33 (m)		15	15,433
Total U.S. Government Sponsored
Agency Securities — 22.1%			133,728,742
U.S. Treasury Obligations
U.S. Treasury Notes, 4.25%, 8/15/15		1,815	1,982,887
Total U.S. Treasury Obligations — 0.3%			1,982,887
Warrants (n)		Shares
Machinery — 0.0%
Synventive Molding Solutions (expires 1/15/13)		1	—
Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires
3/26/19)		51,701	—
Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration)		2	—
Total Warrants — 0.0%			—
Total Long-Term Investments
(Cost — $755,528,446) — 120.4%			727,565,598
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.10% (o)(p)		32,179,987	32,179,987
Total Short-Term Securities
(Cost — $32,179,987) — 5.3%			32,179,987
Options Purchased		Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price $942.86, Expires 12/21/19,
Broker Goldman Sachs Bank USA		46	8,740
Total Options Purchased
(Cost — $44,978) — 0.0%			8,740
Total Investments (Cost — $787,753,411*) — 125.7%			759,754,325
Liabilities in Excess of Other Assets — (25.7)%			(155,382,595)
Net Assets — 100.0%			$604,371,730

* The cost and unrealized appreciation (depreciation) of investments as of February 28,
2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost						$ 788,309,025
	Gross unrealized appreciation						$ 18,987,503
	Gross unrealized depreciation						(47,542,203)
	Net unrealized depreciation					$ (28,554,700)
(a) Variable rate security. Rate shown is as of report date.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Convertible security.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) All or a portion of security has been pledged as collateral in connection with
TALF Program.
(i) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(j) Amount is less than $1,000.
(k) Security is perpetual in nature and has no stated maturity date.
(l) Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:
Unrealized
	Counterparty					Value	Appreciation
	Goldman Sachs & Co.				$ 127,354,002		$ 182,315
(m) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(n) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
	Affiliate				Activity		Income
BlackRock Liquidity Funds, TempFund,
	Institutional Class				$ (64,491,579)		$ 41,202
(p) Represents the current yield as of report date.
•	Foreign currency exchange contracts as of February 28, 2010 were as follows:
Unrealized
	Currency		Currency			Settlement Appreciation
	Purchased			Sold	Counterparty	Date	(Depreciation)
	USD 30,670,173 EUR 21,311,000				Citibank NA	3/24/10	$ 1,653,301
	EUR	153,000	USD	209,882	Citibank NA	3/24/10	(1,149)
	GBP	601,200	USD	943,411	Citibank NA	4/21/10	(27,065)
	USD 1,593,960 GBP			988,000 Deutsche Bank AG 4/21/10			88,055
	USD 10,076,687 GBP			6,224,000	Morgan Stanley
					Capital Services, Inc. 4/21/10		590,097
	Total						$ 2,303,239
•	Financial futures contracts purchased as of February 28, 2010 were as follows:
					Expiration	Notional	Unrealized
	Contracts		Issue		Date	Value	Appreciation
	45	5-Year U.S. Treasury Bond			June 2010	USD 5,188,611 $ 28,377

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded) BlackRock Limited Duration Income Trust (BLW)

•	Credit default swaps on traded indexes — buy protection outstanding as of
	February 28, 2010 were as follows:
		Pay			Notional	Unrealized
		Fixed			Amount	Appreciation
	Issuer	Rate	Counterparty Expiration		(000)	(Depreciation)
	K. Hovnanian	5.00%	Goldman Sachs December
			Bank USA	2011	USD 800	$ (5,149)
	K. Hovnanian	5.00%	Goldman Sachs December
			Bank USA	2012	USD 600	4,118
	Total					$ (1,031)
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one
	or more of the industry sub-classifications used by one or more widely recognized
	market indexes or rating group indexes, and/or as defined by Fund management.
	This definition may not apply for purposes of this report, which may combine such
	industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of
	investments, which are as follows:
	• Level 1 — price quotations inactive markets/exchanges for identical assets
	and liabilities
	• Level 2 — other observable inputs (including, but not limited to: quoted prices for
	similar assets or liabilities in markets that are active, quoted prices for identical
	or similar assets or liabilities in markets that are not active, inputs other than
	quoted prices that are observable for the assets or liabilities (such as interest
	rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and
	default rates) or other market- corroborated inputs)
	• Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Fund’s own assumptions used in determining the face value of investments)
	The inputs or methodologies used for valuing securities are not necessarily an indi-
	cation of the risk associated with investing in those securities. For information about
	the Fund’s policy regarding valuation of investments and other significant accounting
	policies, please refer to the Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Fund’s investments:
Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Asset-Backed
Securities	—	$ 9,345,317	$ 2,766,839	$ 12,112,156
Common Stocks	$ 852,160	362,363	138,744	1,353,267
Corporate Bonds	—	238,424,471	3,372,692	241,797,163
Floating Rate
Loan Interests	—	228,933,277	73,508,635	302,441,912
Foreign Agency
Obligations	—	11,532,743	—	11,532,743
Non-Agency
Mortgage-Backed
Securities	—	15,576,712	—	15,576,712
Other Interests	—	15,000	6,801,216	6,816,216
Preferred Stocks	—	—	223,800	223,800
U.S. Government
Sponsored Agency
Securities	—	133,728,742	—	133,728,742
U.S. Treasury
Obligations	—	1,982,887	—	1,982,887
Short Term
Securities	32,179,987	—	—	32,179,987
Total	$ 33,032,147	$639,901,512	$ 86,811,926	$759,745,585
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	$ 28,377 $	2,344,311	$ 1,550	$ 2,374,238
Liabilities	—	(33,363)	(82,039)	(115,402)
Total	$ 28,377	$ 2,310,948	$ (80,489) $	2,258,836
[1] Other financial instruments are swaps, foreign currency exchange contracts, options and unfunded loan commitments. Swaps, foreign currency exchange contracts and unfunded loan commitments are shown at the unrealized appre-
ciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
			Investments in Securities
	Asset-Backed	Common	Corporate	Floating Rate	Other	Preferred
	Securities	Stocks	Bonds	Loan Interests	Interests	Stocks	Total
Balance, as of August 31, 2009	$ 2,668,212	$ 81,956	$ 6,270,943	$83,910,390	$ 504,368	—	$ 93,435,869
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain (loss)	—	—	(805,867)	(7,708,595)	(29,532)	—	(8,543,994)
Change in unrealized appreciation/depreciation[2]	98,627	4,558	6,679,827	20,096,018	2,571,581	—	29,450,611
Net purchases (sales)	—	—	(5,313,951)	(17,998,932)	—	—	(23,312,883)
Net transfers in/out of Level 3	—	52,230	(3,458,260)	(4,790,246)	3,754,799	$ 223,800	(4,217,677)
Balance, as of February 28, 2010	$ 2,766,839	$ 138,744	$ 3,372,692	$73,508,635	$ 6,801,216	$ 223,800	$ 86,811,926
[2] Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $14,894,205.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:
Other Financial
Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	$ 63,812	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in/out of Level 3	(62,262)	$ (82,039)
Balance as of February 28, 2010	$ 1,550	$ (82,039)
[3] Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 37

Statements of Assets and Liabilities
		BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate	BlackRock
	Defined	Income	Income	Limited
	Opportunity	Strategies	Strategies	Duration
	Credit Trust	Fund, Inc.	Fund, Inc.	Income Trust
February 28, 2010 (Unaudited)	(BHL)	(DVF)	(FRA)	(BLW)
Assets
Investments at value — unaffiliated[1]	$ 147,264,593	$ 160,134,341	$ 316,081,614	$ 727,574,338
Investments at value — affiliated[2]	2,618,127	1,615,121	1,442,325	32,179,987
Unrealized appreciation on foreign currency exchange contracts	756,237	410,722	974,775	2,331,453
Unrealized appreciation on unfunded loan commitments	7,410	3,737	7,813	1,550
Unrealized appreciation on swaps	—	—	1,712	4,118
Foreign currency at value[3]	214,110	199,081	1,619,118	1,090,253
Cash	—	—	496,388	—
Cash pledged as collateral in connection with swaps	—	2,200,000	—	—
Investments sold receivable	7,183,450	6,194,764	17,409,182	96,137,091
Interest receivable	1,142,398	1,766,095	3,820,307	8,256,672
Principal paydown receivable	144,438	195,776	183,355	820,421
Swap premium paid	—	4,463	—	91,170
Income receivable — affiliated	—	—	—	598
Dividends receivable	—	16,822	—	—
Swaps receivable	—	71,970	14,778	—
Commitment fees receivable	468	344	1,692	21
Margin variation receivable	—	—	—	11,250
Prepaid expenses	48,790	43,771	88,878	60,055
Other assets	—	63,900	—	492,614
Total assets	159,380,021	172,920,907	342,141,937	869,051,591
Liabilities
Bank overdraft	—	—	—	46,182
Loan payable	23,000,000	26,000,000	46,000,000	12,744,165
Unrealized depreciation on foreign currency exchange contracts	36,487	—	—	28,214
Unrealized depreciation on unfunded loan commitments	16,408	16,408	95,429	82,039
Unrealized depreciation on swaps	—	2,025,599	—	5,149
Investments purchased payable	15,367,817	17,245,895	33,932,956	251,044,772
Investment advisory fees payable	111,065	90,955	182,014	257,106
Swaps payable	—	92,073	—	13,611
Income dividends payable	76,964	—	—	96,812
Interest expense payable	47,667	58,931	115,970	56,940
Officer’s and Directors’ fees payable	218	215	738	141,088
Other affiliates payable	466	426	2,270	4,545
Other accrued expenses payable	214,878	93,987	104,864	157,342
Other liabilities	—	399,955	101,768	1,896
Total liabilities	38,871,970	46,024,444	80,536,009	264,679,861
Net Assets	$ 120,508,051	$ 126,896,463	$ 261,605,928	$ 604,371,730
Net Assets Consist of
Paid-in capital[4,5,6]	$ 127,810,765	$ 229,734,137	$ 349,990,822	$ 701,342,104
Undistributed (distributions in excess of) net investment income	(417,467)	(1,069,852)	(1,389,038)	671,459
Accumulated net realized loss	(8,843,702)	(79,799,548)	(68,976,767)	(72,426,242)
Net unrealized appreciation/depreciation	1,958,455	(21,968,274)	(18,019,089)	(25,215,591)
Net Assets	$ 120,508,051	$ 126,896,463	$ 261,605,928	$ 604,371,730
Net asset value	$ 13.38	$ 10.30	$ 14.24	$ 16.38
[1] Investment at cost — unaffiliated	$ 146,018,527	$ 180,502,330	$ 335,061,136	$ 755,573,424
[2] Investment at cost — affiliated	$ 2,618,127	$ 1,615,121	$ 1,442,325	$ 32,179,987
[3] Foreign currency at cost	$ 215,319	$ 200,369	$ 1,689,320	$ 1,088,344
[4] Par value per share	$ 0.001	$ 0.10	$ 0.10	$ 0.001
[5] Shares outstanding	9,008,704	12,322,083	18,371,617	36,889,650
[6] Shares authorized	unlimited	200 million	200 million	unlimited

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statements of Assets and Liabilities (concluded)
	BlackRock	BlackRock
	Senior Floating	Senior Floating
February 28, 2010 (Unaudited)	Rate Fund, Inc.	Rate Fund II, Inc.
Assets
Investment at value — Master Senior Floating Rate (the “Master LLC”)[1]	$ 306,223,524	$ 156,073,806
Capital shares sold receivable	506,830	698,675
Prepaid expenses	192,029	101,804
Total assets	306,922,383	156,874,285
Liabilities
Income dividends payable	1,065,616	501,379
Contributions payable to the Master LLC	506,830	698,675
Administration fees payable	58,069	47,175
Other affiliates payable	4,102	750
Officer’s and Directors’ fees payable	402	202
Other accrued expenses payable	146,633	61,885
Total liabilities	1,781,652	1,310,066
Net Assets	$ 305,140,731	$ 155,564,219
Net Assets Consist of
Paid-in capital[2]	$ 655,175,715	$ 224,431,161
Undistributed net investment income	1,030,342	4,358
Accumulated net realized loss allocated from the Master LLC	(328,655,275)	(59,386,708)
Net unrealized appreciation/depreciation allocated from the Master LLC	(22,410,051)	(9,484,592)
Net Assets	$ 305,140,731	$ 155,564,219
Net asset value	$ 7.54	$ 8.17
[1] Cost — investment in Master LLC	$ 328,633,575	$ 165,558,398
[2] Shares outstanding, par value $0.10 per share, 1 billion shares authorized	40,453,407	19,044,477

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 39

Statements of Operations
		BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate	BlackRock
	Defined	Income	Income	Limited
	Opportunity	Strategies	Strategies	Duration
	Credit Trust	Fund, Inc.	Fund, Inc.	Income Trust
Six Months Ended February 28, 2010 (Unaudited)	(BHL)	(DVF)	(FRA)	(BLW)
Investment Income
Interest	$ 4,640,353	$ 5,922,488	$ 10,024,717	$ 20,517,199
Facility and other fees	81,636	49,074	155,046	662,100
Income — affiliated	2,405	2,200	3,046	47,811
Total income	4,724,394	5,973,762	10,182,809	21,227,110
Expenses
Investment advisory	709,522	541,770	1,129,581	1,604,714
Borrowing costs[1]	84,610	74,834	137,203	12,195
Professional	72,797	53,219	66,464	65,563
Custodian	32,726	12,600	40,660	68,535
Printing	18,446	12,402	24,157	118,889
Accounting services	16,527	14,959	33,198	62,659
Transfer agent	10,497	13,762	16,437	6,074
Officer and Directors	6,852	6,802	12,496	43,260
Registration	4,879	4,543	4,035	6,016
Miscellaneous	26,750	25,504	49,097	51,047
Total expenses excluding interest expense	983,606	760,395	1,513,328	2,038,952
Interest expense	153,005	143,722	301,704	87,333
Total expenses	1,136,611	904,117	1,815,032	2,126,285
Less fees waived by advisor	(1,051)	(976)	(1,347)	(18,003)
Total expenses after fees waived	1,135,560	903,141	1,813,685	2,108,282
Net investment income	3,588,834	5,070,621	8,369,124	19,118,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(413,154)	(10,900,510)	(10,278,981)	(6,058,606)
Financial futures contracts	—	—	—	146,933
Swaps	—	(643,991)	(1,205,766)	(246,028)
Foreign currency transactions	(424,620)	(114,599)	(754,689)	(678,118)
	(837,774)	(11,659,100)	(12,239,436)	(6,835,819)
Net change in unrealized appreciation/depreciation on:
Investments	7,101,599	28,613,664	34,227,210	53,147,641
Financial futures contracts	—	—	—	6,300
Swaps	—	2,117,407	1,110,590	82,828
Foreign currency transactions	943,834	520,006	1,495,221	2,985,372
Unfunded loan commitments	(69,515)	(50,681)	(37,711)	(144,301)
	7,975,918	31,200,396	36,795,310	56,077,840
Total realized and unrealized gain	7,138,144	19,541,296	24,555,874	49,242,021
Net Increase in Net Assets Resulting from Operations	$ 10,726,978	$ 24,611,917	$ 32,924,998	$ 68,360,849
[1] See Note 9 of the Notes to Financial Statements for details of borrowings.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statements of Operations (concluded)
	BlackRock	Blackrock
	Senior Floating	Senior Floating
Six Months Ended February 28, 2010 (Unaudited)	Rate Fund, Inc.	Rate Fund II, Inc.
Investment Income
Net Investment income allocated from the Master LLC:
Interest	$ 9,697,203	$ 4,820,149
Income — affiliated	9,913	5,061
Facility and other fees	123,431	61,219
Expenses	(1,622,682)	(806,759)
Total income	8,207,865	4,079,670
Expenses
Administration	380,282	302,477
Transfer agent	143,097	42,519
Tender offer	63,697	35,241
Professional	49,836	29,513
Printing	44,650	24,128
Registration	18,835	13,828
Officer and Directors	481	243
Miscellaneous	6,729	6,417
Total expenses	707,607	454,366
Net investment income	7,500,258	3,625,304
Realized and Unrealized Gain (Loss) Allocated from the Master LLC
Net realized loss from investments, swaps and foreign currency transactions	(13,667,157)	(6,770,208)
Net change in unrealized appreciation/depreciation on investments, swaps and foreign currency transactions	30,014,754	14,797,879
Total realized and unrealized gain	16,347,597	8,027,671
Net Increase in Net Assets Resulting from Operations	$ 23,847,855	$ 11,652,975

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 41

Statements of Changes in Net Assets	BlackRock Defined Opportunity Credit Trust (BHL)
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 3,588,834	$ 7,823,996
Net realized loss	(837,774)	(6,261,039)
Net change in unrealized appreciation/depreciation	7,975,918	(7,306,747)
Net increase (decrease) in net assets resulting from operations	10,726,978	(5,743,790)
Dividends and Distributions to Shareholders From
Net investment income	(3,080,977)	(9,810,137)
Tax return of capital	—	(88,324)
Decrease in net assets resulting from dividends and distributions to shareholders	(3,080,977)	(9,898,461)
Capital Share Transactions
Reinvestment of dividends	—	809,153
Net Assets
Total increase (decrease) in net assets	7,646,001	(14,833,098)
Beginning of period	112,862,050	127,695,148
End of period	$ 120,508,051	$ 112,862,050
Distributions in excess of net investment income	$ (417,467)	$ (925,324)

	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 5,070,621	$ 12,960,138
Net realized loss	(11,659,100)	(51,026,972)
Net change in unrealized appreciation/depreciation	31,200,396	(8,137,200)
Net increase (decrease) in net assets resulting from operations	24,611,917	(46,204,034)
Dividends and Distributions to Shareholders From
Net investment income	(5,430,266)	(13,947,075)
Tax return of capital	—	(2,882,990)
Decrease in net assets resulting from dividends and distributions to shareholders	(5,430,266)	(16,830,065)
Capital Share Transactions
Reinvestment of dividends	158,417	883,415
Net Assets
Total increase (decrease) in net assets	19,340,068	(62,150,684)
Beginning of period	107,556,395	169,707,079
End of period	$ 126,896,463	$ 107,556,395
Distributions in excess of net investment income	$ (1,069,852)	$ (710,207)

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statements of Changes in Net Assets	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 8,369,124	$ 20,915,709
Net realized loss	(12,239,436)	(45,729,155)
Net change in unrealized appreciation/depreciation	36,795,310	(9,488,290)
Net increase (decrease) in net assets resulting from operations	32,924,998	(34,301,736)
Dividends to Shareholders From
Net investment income	(8,971,165)	(23,842,077)
Capital Share Transactions
Reinvestment of dividends	492,531	298,574
Net Assets
Total increase (decrease) in net assets	24,446,364	(57,845,239)
Beginning of period	237,159,564	295,004,803
End of period	$ 261,605,928	$ 237,159,564
Distributions in excess of net investment income	$ (1,389,038)	$ (786,997)

	BlackRock Limited Duration Income Trust (BLW)
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 19,118,828	$ 37,187,662
Net realized loss	(6,835,819)	(37,468,788)
Net change in unrealized appreciation/depreciation	56,077,840	(21,814,023)
Net increase (decrease) in net assets resulting from operations	68,360,849	(22,095,149)
Dividends and Distributions to Shareholders From
Net investment income	(15,493,653)	(42,793,064)
Capital Share Transactions
Reinvestment of dividends	—	—
Net Assets
Total increase (decrease) in net assets	52,867,196	(64,888,213)
Beginning of period	551,504,534	616,392,747
End of period	$ 604,371,730	$ 551,504,534
Undistributed (distributions in excess of) net investment income	$ 671,459	$ (2,953,716)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 43

Statements of Changes in Net Assets	BlackRock Senior Floating Rate Fund, Inc.
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 7,500,258	$ 17,486,074
Net realized loss	(13,667,157)	(34,004,504)
Net change in unrealized appreciation/depreciation	30,014,754	(11,952,665)
Net increase (decrease) in net assets resulting from operations	23,847,855	(28,471,095)
Dividends to Shareholders From
Net investment income	(7,718,970)	(17,470,993)
Capital Share Transactions
Net decrease in net assets resulting from capital share transactions	(22,650,549)	(41,795,738)
Net Assets
Total decrease in net assets	(6,521,664)	(87,737,826)
Beginning of period	311,662,395	399,400,221
End of period	$ 305,140,731	$ 311,662,395
Undistributed net investment income	$ 1,030,342	$ 1,249,054

	BlackRock Senior Floating Rate Fund II, Inc.
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 3,625,304	$ 7,880,750
Net realized loss	(6,770,208)	(15,895,082)
Net change in unrealized appreciation/depreciation	14,797,879	(4,973,635)
Net increase (decrease) in net assets resulting from operations	11,652,975	(12,987,967)
Dividends to Shareholders From
Net investment income	(3,734,675)	(8,332,675)
Capital Share Transactions
Net decrease in net assets resulting from capital share transactions	(2,701,126)	(14,969,362)
Net Assets
Total increase (decrease) in net assets	5,217,174	(36,290,004)
Beginning of period	150,347,045	186,637,049
End of period	$ 155,564,219	$ 150,347,045
Undistributed net investment income	$ 4,358	$ 113,729

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statements of Cash Flows
		BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate
	Defined	Income	Income
	Opportunity	Strategies	Strategies
	Credit Trust	Fund, Inc.	Fund, Inc.
February 28, 2010 (Unaudited)	(BHL)	(DVF)	(FRA)
Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$ 10,726,978	$ 24,611,917	$ 32,924,998
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease (increase) in interest receivable	(412,716)	502,591	(426,010)
Increase in cash pledged as collateral for swaps	—	(600,000)	—
Decrease in swap receivable	—	5,426	60,167
Increase in commitment fees receivable	(468)	(344)	(1,692)
Decrease in income receivable — affiliated	241	—	—
Decrease in other assets	106,457	17,692	61,990
Increase in other liabilties	—	—	101,768
Increase (decrease) in investment advisor payable	(3,474)	12,506	9,939
Increase in interest expense payable	22,687	40,235	77,480
Increase in other affiliates payable	36	60	1,420
Increase in accrued expenses payable	93,300	4,123	2,231
Decrease in swaps payable	—	(30,223)	(73,465)
Increase (decrease) in officer’s and directors’ payable	133	(43)	285
Decrease in deferred income	(120,455)	(80,469)	(79,562)
Swap premium received	—	50,292	234,207
Swap premium paid	—	(153,204)	(419,097)
Net realized and unrealized gain	(7,423,456)	(19,896,316)	(24,731,776)
Amortization of premium and discount on investments	(1,002,726)	(763,597)	(1,615,205)
Paid-in-kind income	(12,149)	(370,359)	(1,010,894)
Decrease in cash held as collateral on swaps	—	—	(100,000)
Proceeds from sales and paydowns of long-term securities	74,784,863	81,212,859	144,027,399
Purchases of long-term securities	(69,380,782)	(87,965,404)	(150,216,625)
Net proceeds (purchases) from sales of short-term investments	(2,618,127)	756,456	576,054
Cash provided by operating activities	4,760,342	(2,645,802)	(596,388)
Cash Used for Financing Activities
Cash receipts from borrowings	56,000,000	78,000,000	126,000,000
Cash payments from borrowings	(60,000,000)	(70,000,000)	(118,000,000)
Cash dividends paid to shareholders	(3,104,411)	(5,272,571)	(8,643,137)
Decrease in custodian bank payable	—	—	(43,905)
Cash used for financing activities	(7,104,411)	2,727,429	(687,042)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(1,277)	(1,702)	(77,217)
Cash
Net increase (decrease) in cash	(2,345,346)	79,925	(1,360,647)
Cash and foreign currency at beginning of period	2,559,456	119,156	3,476,153
Cash and foreign currency at end of period	$ 214,110	$ 199,081	$ 2,115,506
Cash Flow Information
Cash paid for interest	$ 130,318	$ 103,487	$ 224,224
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 45

Financial Highlights	BlackRock Defined Opportunity Credit Trust (BHL)
	Six Months		Period
	Ended		January 31,
	February 28,	Year Ended	2008[1]
	2010	August 31,	to August 31,
	(Unaudited)	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 12.53	$ 14.31	$ 14.33[2]
Net investment income[3]	0.40	0.87	0.47
Net realized and unrealized gain (loss)	0.79	(1.55)	0.21
Net increase (decrease) from investment operations	1.19	(0.68)	0.68
Dividends and distributions from:
Net investment income	(0.34)	(1.09)	(0.62)
Tax return of capital	—	(0.01)	(0.06)
Total dividends and distributions	(0.34)	(1.10)	(0.68)
Capital charges with respect to issuance of shares	—	—	(0.02)
Net asset value, end of period	$ 13.38	$ 12.53	$ 14.31
Market price, end of period	$ 12.62	$ 11.03	$ 12.66
Total Investment Return[4]
Based on net asset value	9.88%[5]	(2.16)%	4.79%[5]
Based on market price	17.73%[5]	(2.65)%	(11.44)%[5]
Ratios to Average Net Assets
Total expenses	1.95%[6]	2.39%	1.78%[6]
Total expenses after fees waived and paid indirectly and excluding interest expense	1.69%[6]	1.94%	1.48%[6]
Net investment income	6.16%[6]	8.11%	5.52%[6]
Supplemental Data
Net assets, end of period (000)	$ 120,508	$ 112,862	$ 127,695
Borrowings outstanding, end of period (000)	$ 23,000	$ 27,000	$ 38,500
Average borrowings outstanding, during the period (000)	$ 25,633	$ 31,141	$ 13,788
Portfolio turnover	56%	41%	18%
Asset coverage, end of period per $1,000	$ 6,239	$ 5,180	$ 4,317
[1] Commencement of operations.
[2] Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from initial offering price of $15.00 per share.
[3] Based on average shares outstanding.
[4] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights		BlackRock Diversified Income Strategies Fund, Inc. (DVF)
	Six Months					Period
	Ended					January 31,
	February 28,					2005[1] to
			Year Ended August 31,
	2010					August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.74	$ 13.94	$ 17.50	$ 18.70	$ 18.38	$ 19.10
Net investment income[2]	0.41	1.06	1.61	1.83	1.77	0.84
Net realized and unrealized gain (loss)	1.59	(4.88)	(3.41)	(1.23)	0.25	(0.77)
Net increase (decrease) from investment operations	2.00	(3.82)	(1.80)	0.60	2.02	0.07
Dividends and distributions from:
Net investment income	(0.44)	(1.14)	(1.72)	(1.80)	(1.70)	(0.75)
Tax return of capital	—	(0.24)	(0.04)	—	—	—
Total dividends and distributions	(0.44)	(1.38)	(1.76)	(1.80)	(1.70)	(0.75)
Capital charges with respect to issuance of shares	—	—	—	—	(0.00)[3]	(0.04)
Net asset value, end of period	$ 10.30	$ 8.74	$ 13.94	$ 17.50	$ 18.70	$ 18.38
Market price, end of period	$ 10.67	$ 8.80	$ 12.77	$ 17.16	$ 18.85	$ 17.53
Total Investment Return[4]
Based on net asset value	23.33%[5]	(23.82)%	(10.17)%	3.00%	11.99%	0.42%[5]
Based on market price	26.89%[5]	(16.27)%	(16.08)%	0.19%	18.36%	(8.53)%[5]
Ratios to Average Net Assets
Total expenses	1.50%[6]	2.47%	2.77%	3.66%	3.17%	2.48%[6]
Total expenses after fees waived and paid indirectly	1.50%[6]	2.47%	2.77%	3.66%	3.17%	2.20%[6]
Total expenses after fees waived and paid indirectly and excluding
interest expense	1.26%[6]	1.57%	1.23%	1.30%	1.29%	1.00%[6]
Net investment income	8.42%[6]	13.63%	10.40%	9.63%	9.57%	7.88%[6]
Supplemental Data
Net assets, end of period (000)	$ 126,896	$ 107,556	$ 169,707	$ 212,792	$ 224,156	$ 219,748
Borrowings outstanding, end of period (000)	$ 26,000	$ 18,000	$ 65,500	$ 72,000	$ 88,800	$ 101,400
Average borrowings outstanding, during the period (000)	$ 24,177	$ 28,247	$ 64,335	$ 95,465	$ 86,132	$ 75,543
Portfolio turnover	58%	45%	41%	72%	64%	17%
Asset coverage, end of period per $1,000	$ 5,881	$ 6,975	$ 3,591	$ 3,955	$ 3,524	$ 3,167
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 47

Financial Highlights		BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
	Six Months
	Ended
	February 28,
	2010			Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 12.93	$ 16.12	$ 18.25	$ 19.32	$ 19.35	$ 19.16
Net investment income[1]	0.46	1.14	1.45	1.54	1.40	1.23
Net realized and unrealized gain (loss)	1.34	(3.04)	(2.03)	(1.07)	(0.06)	0.08
Net increase (decrease) from investment operations	1.80	(1.90)	(0.58)	0.47	1.34	1.31
Dividends and distributions from:
Net investment income	(0.49)	(1.29)	(1.55)	(1.54)	(1.37)	(1.11)
Net realized gain	—	—	—	—	—	(0.01)
Total dividends and distributions	(0.49)	(1.29)	(1.55)	(1.54)	(1.37)	(1.12)
Net asset value, end of period	$ 14.24	$ 12.93	$ 16.12	$ 18.25	$ 19.32	$ 19.35
Market price, end of period	$ 15.64	$ 12.26	$ 14.49	$ 16.70	$ 17.49	$ 17.85
Total Investment Return[2]
Based on net asset value	14.12%[3]	(8.88)%	(2.56)%	2.74%	7.92%	7.27%
Based on market price	32.19%[3]	(3.88)%	(4.28)%	3.85%	5.91%	(2.47)%
Ratios to Average Net Assets
Total expenses	1.45%[4]	1.96%	2.61%	3.33%	2.54%	2.18%
Total expenses after fees waived and paid indirectly	1.45%[4]	1.96%	2.60%	3.33%	2.54%	2.18%
Total expenses after fees waived and paid indirectly and excluding
interest expense	1.21%[4]	1.31%	1.18%	1.20%	1.14%	1.22%
Net investment income	6.67%[4]	10.18%	8.49%	7.88%	7.30%	6.34%
Supplemental Data
Net assets, end of period (000)	$ 261,606	$ 237,160	$ 295,005	$ 334,065	$ 353,713	$ 354,114
Borrowings outstanding, end of period (000)	$ 46,000	$ 38,000	$ 101,500	$ 107,000	$ 135,200	$ 123,600
Average borrowings outstanding, during the period (000)	$ 50,740	$ 50,591	$ 102,272	$ 133,763	$ 101,916	$ 117,702
Portfolio turnover	51%	58%	49%	69%	57%	48%
Asset coverage, end of period per $1,000	$ 6,687	$ 7,241	$ 3,906	$ 4,122	$ 3,616	$ 3,865
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights				BlackRock Limited Duration Income Trust (BLW)
	Six Months		Period
	Ended		November 1,
	February 28,	Year Ended	2007 to
	2010	August 31,	August 31,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 14.95	$ 16.71	$ 18.52	$ 19.01	$ 19.17	$ 20.13	$ 19.74
Net investment income	0.51[1]	1.01[1]	1.14[1]	1.50	1.35	1.46	1.46
Net realized and unrealized gain (loss)	1.34	(1.61)	(1.76)	(0.49)	0.03	(0.94)	0.43
Net increase (decrease) from investment operations	1.85	(0.60)	(0.62)	1.01	1.38	0.52	1.89
Dividends and distributions from:
Net investment income	(0.42)	(1.16)	(1.19)	(1.41)	(1.52)	(1.33)	(1.49)
Net realized gain	—	—	—	(0.06)	—	(0.15)	(0.01)
Tax return of capital	—	—	—	(0.03)	(0.02)	—	—
Total dividends and distributions	(0.42)	(1.16)	(1.19)	(1.50)	(1.54)	(1.48)	(1.50)
Net asset value, end of period	$ 16.38	$ 14.95	$ 16.71	$ 18.52	$ 19.01	$ 19.17	$ 20.13
Market price, end of period	$ 15.64	$ 14.09	$ 14.57	$ 16.68	$ 18.85	$ 17.48	$ 19.95
Total Investment Return[2]
Based on net asset value	12.73%[3]	(1.57)%	(2.60)%[3]	5.66%	7.85%	2.93%	10.17%
Based on market price	14.21%[3]	6.40%	(5.70)%[3]	(4.03)%	17.31%	(5.30)%	14.64%
Ratios to Average Net Assets
Total expenses	0.73%[4]	0.72%	1.39%[4]	2.16%	2.20%	1.71%	1.26%
Total expenses after fees waived and before fees
paid indirectly	0.73%[4]	0.71%	1.39%[4]	2.16%	2.20%	1.71%	1.26%
Total expenses after fees waived and paid indirectly	0.73%[4]	0.71%	1.38%[4]	2.14%	2.19%	1.71%	1.25%
Total expenses after fees waived and paid indirectly and
excluding interest expense	0.70%[4]	0.69%	0.76%[4]	0.83%	0.91%	0.92%	0.90%
Net investment income	6.61%[4]	7.42%	7.84%[4]	7.92%	7.10%	7.42%	7.34%
Supplemental Data
Net assets, end of period (000)	$ 604,372	$ 551,505	$ 616,393	$ 638,109	$ 699,206	$ 704,961	$ 739,225
Borrowings outstanding, end of period (000)	$ 12,744	$ —	$ 64,538	$ 109,287	$ 220,000	$ 176,010	$ 159,416
Average borrowings outstanding, during the period (000)	$ 4,871	$ 11,705	$ 120,295	$ 172,040	$ 179,366	$ 186,660	$ 195,845
Portfolio turnover	156%[5]	287%[6]	191%[7]	65%	132%	70%	215%
Asset coverage, end of period per $1,000	$ 48,423	$ —	$ 10,551	$ 7,251	$ 4,178	$ 5,005	$ 5,637
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.
[5] Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 12%.
[6] Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 79%.
[7] Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 24%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 49

Financial Highlights				BlackRock Senior Floating Rate Fund, Inc.
	Six Months
	Ended
	February 28,
	2010			Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.16	$ 7.98	$ 8.60	$ 8.92	$ 9.01	$ 8.91
Net investment income[1]	0.18	0.39	0.51	0.60	0.52	0.37
Net realized and unrealized gain (loss)	0.39	(0.83)	(0.62)	(0.32)	(0.08)	0.10
Net increase (decrease) from investment operations	0.57	(0.44)	(0.11)	0.28	0.44	0.47
Dividends from net investment income	(0.19)	(0.38)	(0.51)	(0.60)	(0.53)	(0.37)
Net asset value, end of period	$ 7.54	$ 7.16	$ 7.98	$ 8.60	$ 8.92	$ 9.01
Total Investment Return[2]
Based on net asset value	7.97%[3]	(4.69)%	(1.32)%[4]	3.07%	4.97%	5.38%
Ratios to Average Net Assets[5]
Total expenses	1.53%[6]	1.53%	1.28%[4]	1.44%	1.43%	1.41%
Net investment income	4.93%[6]	5.97%	6.16%	6.67%	5.84%	4.11%
Supplemental Data
Net assets, end of period (000)	$ 305,141	$ 311,662	$ 399,400	$ 505,515	$ 601,807	$ 676,703
Portfolio turnover for the Master LLC	56%	47%	56%	46%	54%	53%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the early withdrawal charge, but do include the reinvestment of dividends and distributions. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the Fund’s shares exists.
[3] Aggregate total investment return.
[4] During the year ended August 31, 2008, the Fund recorded a refund related to overpayments of prior years’ tender offer fees, which increased net investment income per share $0.02 and increased total investment return 0.24%. The expense ratio excluding the refund was 1.46%.
[5] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6] Annualized.

See Notes to Financial Statements.

50 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights			BlackRock Senior Floating Rate Fund II, Inc.
	Six Months
	Ended
	February 28,
	2010			Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.76	$ 8.67	$ 9.35	$ 9.70	$ 9.79	$ 9.67
Net investment income[1]	0.19	0.41	0.54	0.63	0.56	0.39
Net realized and unrealized gain (loss)	0.42	(0.89)	(0.69)	(0.34)	(0.10)	0.11
Net increase (decrease) from investment operations	0.61	(0.48)	(0.15)	0.29	0.46	0.50
Dividends from net investment income	(0.20)	(0.43)	(0.53)	(0.64)	(0.55)	(0.38)
Net asset value, end of period	$ 8.17	$ 7.76	$ 8.67	$ 9.35	$ 9.70	$ 9.79
Total Investment Return[2]
Based on net asset value	7.88%[3]	(4.70)%	(1.61)%[4]	2.89%	4.90%	5.26%
Ratios to Average Net Assets[5]
Total expenses	1.67%[6]	1.68%	1.50%[4]	1.59%	1.57%	1.54%
Net investment income	4.79%[6]	5.79%	5.96%	6.53%	5.70%	4.03%
Supplemental Data
Net assets, end of period (000)	$ 155,564	$ 150,347	$ 186,637	$ 247,861	$ 322,202	$ 355,108
Portfolio turnover for the Master LLC	56%	47%	56%	46%	54%	53%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the early withdrawal charge, but do include the reinvestment of dividends and distributions. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the Fund’s shares exists.
[3] Aggregate total investment return.
[4] During the year ended August 31, 2008, the Fund recorded a refund related to overpayments of prior years’ tender offer fees, which increased net investment income per share $0.02 and increased total investment return 0.11%. The expense ratio excluding the refund was 1.64%.
[5] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 51

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Defined Opportunity Credit Trust (“BHL”), BlackRock Diversified
Income Strategies Fund, Inc. (“DVF”), BlackRock Floating Rate Income
Strategies Fund, Inc. (“FRA”), BlackRock Limited Duration Income Trust
(“BLW”), BlackRock Senior Floating Rate Fund, Inc. (“Senior Floating Rate”)
and BlackRock Senior Floating Rate Fund II, Inc. (“Senior Floating Rate II”)
(collectively, referred to as the “Funds” or individually as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the
“1940 Act”). BHL and BLW are organized as Delaware Statutory trusts. DVF,
FRA, Senior Floating Rate and Senior Floating Rate II are organized as
Maryland corporations. BHL, DVF, FRA and BLW are registered as diversi-
fied, closed-end management investment companies. Senior Floating Rate and Senior Floating Rate II are registered as continuously offered, nondiver-
sified, closed-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Boards of Directors and the Boards of Trustees of the Funds
are referred to throughout this report as the “Board of Directors” or the
“Board.” The Funds determine and make available for publication the net asset value of their shares on a daily basis.

Senior Floating Rate and Senior Floating Rate II seek to achieve their investment objectives by investing all their assets in the Master Senior
Floating Rate LLC (the “Master LLC”), which has the same investment objective and strategies as these Funds. The value of each Fund’s invest-
ment in the Master LLC reflects each Fund’s proportionate interest in the net assets of the Master LLC. The performance of each Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included else-
where in this report and should be read in conjunction with Senior Floating
Rate and Senior Floating Rate II’s financial statements. The percentage of the Master LLC owned by Senior Floating Rate and Senior Floating Rate II at February 28, 2010 was 66% and 34%, respectively.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of each Fund’s Board.
Floating rate loan interests are valued at the mean between the last avail-
able bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-
backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To be announced (“TBA”) commitments are valued at the current market value of the underlying securities. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Certain Funds value their investment in BlackRock Liquidity Series, LLC
Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money
Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange
Commission (“SEC”) under the 1940 Act. The Funds may withdraw up to
25% of their investment daily, although the manager of the Money Market
Series, in its sole discretion, may permit an investor to withdraw more than
25% on any one day.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swap-
tions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price

52 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If events (for example, a company announcement, market volatility or a natu-
ral disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value
Assets and be valued at their fair value, as determined in good faith by the
Board or by the investment advisor using a pricing service and/or proce-
dures approved by the Board.

Senior Floating Rate and Senior Floating Rate II record their investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, pre-
payment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, Senior Floating Rate and Senior Floating rate II’s investment in the Master LLC was classified as level 2. More relevant dis-
closure regarding fair value measurements relates to the Master LLC, which is disclosed in the Master LLC’s Schedule of Investments included else-
where in this report.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of in-
vestment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and ex-
penses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgaged-Backed Securities: Certain Funds may
invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securi-
ties may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Funds may purchase certain mortgage pass-through securities.
There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related sec-
urities and among the securities that they issue. For example, mortgage-
related securities guaranteed by the Government National Mortgage
Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal
National Mortgage Association (“FNMA”), including FNMA guaranteed
Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the
United States and are supported by the right of the issuer to borrow from the Treasury.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of
Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Forward Commitments and When-Issued Delayed Delivery Securities:
Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the pur-
chase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settle-
ment date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 53

Notes to Financial Statements (continued)

the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of
Investments, if any.

Preferred Stock: Certain Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convert-
ible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obliga-
tions of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest pay-
ments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loans: Certain Funds may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions, and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans gener-
ally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally
(i) the lending rate offered by one or more European banks, such as LIBOR
(London Inter Bank Offered Rate), (ii) the prime rate offered by one or more US banks or (iii) the certificate of deposit rate. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

The Funds earn and/or pay facility and other fees on floating rate loans.
Other fees earned/paid include commitment, amendment, consent and prepayment penalty fees. Facility, commitment and amendment fees are typically amortized over the term of the loan. Consent fees and various other fees are recorded as income. Prepayment penalty fees are recorded as realized gains. When a Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee.
On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower.
Other fees received by the Funds may include covenant waiver fees and covenant modification fees.

The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Funds may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral sup-
porting the loan in which it has purchased the Participation.

As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investments in loan participation interests involve the risk of insolvency of the financial interme-
diaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Mortgage Dollar Roll Transactions: Certain Funds may sell mortgage-
backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for dollar roll transac-
tions as purchases and sales and realize gains and losses on these trans-
actions. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or bro-
ker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Funds’ obligation to repurchase the securities.

TBA Commitments: Certain Funds may enter into TBA commitments to pur-
chase or sell securities for a fixed price at a future date. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets.

54 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Funds either deliver collateral or segregate assets in connection with certain investments
(e.g., dollar rolls, TBAs beyond normal settlement, financial futures con-
tracts, foreign currency exchange contracts and swaps), or certain borrow-
ings (e.g., reverse repurchase agreements and loan payable) each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit secu-
rities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Funds have determined the ex-dividend date.
Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities. Consent fees are compen-
sation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Senior Floating Rate and Senior Floating Rate II record daily their propor-
tionate share of the Master LLC’s income, expenses and realized and unre-
alized gains and losses. In addition, both Funds accrue their own expenses.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for the two periods ended August 31, 2009 for BHL, the four years ended August 31, 2009 for DVF, FRA, Senior Floating Rate and Senior Floating Rate II, and the two
years ended October 31, 2007 and the two periods ended August 31,
2009 for BLW. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance.
The impact of this guidance on the Funds’ financial statements and dis-
closures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve dis-
closure about fair value measurements which will require additional dis-
closures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about pur-
chases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in other certain
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and dis-
tributions from the BlackRock Closed-End Funds investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with the custodians whereby fees may be

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 55

Notes to Financial Statements (continued)

reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swap and Derivatives Asso-
ciation, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of col-
lateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the
Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-perform-
ance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For OTC options pur-
chased, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as options written obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause a Fund to accelerate payment of any net liability owed to the coun-
terparty. Counterparty risk related to exchange-traded financial futures con-
tracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates
(interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of finan-

cial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in mar-
ket value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the dif-
ference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the
US dollar.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to underlying instruments (equity risk)
and/or, in the case of options written, to generate gains from options pre-
miums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period.
When a Fund purchases (writes) an option, an amount equal to the pre-
mium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written).When an instru-
ment is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counter-
party, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

In purchasing and writing options, a Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid mar-
ket. Exercise of an option written could result in a Fund purchasing or

56 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

selling a security at a price different from the current market value. The
Funds may execute transactions in both listed and OTC options.

Swaps: Each Fund may enter into swap agreements, in which a Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is ter-
minated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the
Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agree-
ments, that the counterparty to the agreements may default on its obliga-
tion to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Credit default swaps — Each Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Funds enter into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit expo-
sure to an issuer to which it is not otherwise exposed (as seller of pro-
tection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accel-
erators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed peri-
odic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.
As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securi-
ties comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

• Interest rate swaps — Each Fund may enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional princi-
pal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium.
In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivative Instruments Categorized by Risk Exposure:
Values of Derivative Instruments as of February 28, 2010

Asset Derivatives

Statements of Assets
	and Liabilities Location	BHL	DVF	FRA	BLW
Interest rate contracts	Net unrealized appreciation/depreciation*	—	—	—	$ 28,377
Foreign currency exchange contracts	Unrealized appreciation on foreign
	currency exchange contracts	$ 756,237	$ 410,722	$ 974,774	2,331,453
Credit contracts	Unrealized appreciation on swaps	—	—	1,712	4,118
Equity contracts	Investments at value — unaffiliated**	—	2,470	3,800	8,740
Total	$ 756,237		$ 413,192	$ 980,286	$2,372,688
Liability Derivatives

Statements of Assets
	and Liabilities Location		BHL	DVF	BLW
Interest rate contracts	Net unrealized appreciation/depreciation*		—	$1,842,608	—
Foreign currency exchange contracts	Unrealized depreciation on foreign
	currency exchange contracts		$ 36,487	—	$ 28,214
Credit contracts	Unrealized depreciation on swaps		—	182,991	5,149
Total			$ 36,487	$2,025,599	$ 33,363
*	Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.
**	Includes options purchased at value as reported in the Schedules of Investments.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 57

Notes to Financial Statements (continued)
The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended February 28, 2010
	Net Realized Gain (Loss) from
	BHL	DVF	FRA	BLW
Interest rate contracts:
Financial futures contracts	—	—	—	$ 146,933
Foreign currency exchange contracts:
Foreign currency transactions	$ (369,932)	$ (128,085)	$ (759,427)	(767,789)
Credit contracts:
Swaps	—	(643,991)	(1,205,766)	(246,028)
Total	$ (369,932)	$ (772,076)	$(1,965,193)	$ (866,884)
	Net Change in Unrealized Appreciation/Depreciation on
	BHL	DVF	FRA	BLW
Interest rate contracts:
Financial futures contracts	—	—	—	$ 6,299
Swaps	—	$ (91,419)	—	—
Foreign currency exchange contracts:
Foreign currency transactions	$ 940,037	503,439	$1,354,167	2,808,305
Credit contracts:
Swaps	—	2,208,826	1,110,590	82,828
Equity contracts:
Options***	—	(10,530)	(16,200)	(37,260)
Total	$ 940,037	$ 2,610,316	$2,448,557	$ 2,860,172
*** Includes options purchased which are shown in the net change in unrealized appreciation/depreciation on investments.
For the six months ended February 28, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:
	BHL	DVF	FRA	BLW
Financial futures contracts:
Average number of contracts purchased	—	—	—	46
Average number of contracts sold	—	—	—	—
Average notional value of contracts purchased	—	—	—	$ 37,872
Average notional value of contracts sold	—	—	—	—
Foreign currency exchange contracts:
Average number of contracts—US dollars purchased	6	8	7	6
Average number of contracts—US dollars sold	1	1	—	1
Average US dollar amounts purchased	$14,477,955	$ 9,113,336	$19,496,844	$40,158,206
Average US dollar amounts sold	$ 635,924	$ 135,242	—	$ 576,646
Options purchased:
Average number of contracts	—	13	20	46
Average premium	—	$ 12,711	$ 19,556	$ 44,978
Credit default swaps:
Average number of contracts—buy protection	—	3	2	3
Average number of contracts—sell protection	—	2	1	—
Average notional value—buy protection	—	$ 787,500	$ 1,425,000	$ 2,250,000
Average notional value—sell protection	—	$ 7,211,269	$ 2,000,000	—
Interest rate swaps:
Average number of contracts—pays fixed rate	—	1	—	—
Average number of contracts—receives fixed rate	—	—	—	—
Average notional value—pays fixed rate	—	$20,000,000	—	—
Average notional value—receives fixed rate	—	—	—	—

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

BHL, DVF, FRA and BLW have entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’
investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee of each Fund’s average daily value of its respective net assets plus the proceeds of any outstanding borrowings at the following annual rates:

BHL	1.00%
DVF	0.75%
FRA	0.75%
BLW	0.55%

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager

58 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment comp-
anies. These amounts are included in fees waived by advisor in the
Statements of Operations. For the six months ended February 28, 2010, the amounts waived were as follows:

Fees Waived
by Manager
BHL	$ 1,051
DVF	$ 976
FRA	$ 1,347
BLW	$18,003

The Manager, on behalf of BHL, DVF, FRA and BLW has entered into a separate sub-advisory agreement with BlackRock Financial Management,
Inc. (“BFM”), an affiliate of the Manager, under which the Manager pays
BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Manager.

For the six months ended February 28, 2010, certain Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations.

Accounting
Services
BHL	$1,453
DVF	$1,289
FRA	$2,415
BLW	$5,260

Senior Floating Rate and Senior Floating Rate II have entered into an
Administration Agreement with the Manager. The administration fee paid to the Manager is calculated daily and paid monthly based on an annual rate of 0.25% and 0.40%, respectively, of the average daily value of these
Fund’s net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of these Funds.

Senior Floating Rate and Senior Floating Rate II entered into a separate
Distribution Agreement and Distribution Plan with BlackRock Investments,
LLC (“BRIL”), which is an affiliate of BlackRock.

For the six months ended February 28, 2010, BRIL received early with-
drawal charges for Senior Floating Rate and Senior Floating Rate II in the
amount of $154,083 and $22,869, respectively, relating to the tender of each Fund’s shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned sub-
sidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent for Senior Floating Rate and Senior Floating Rate
II. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of share-
holder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Senior Floating Rate and Senior Floating Rate II may earn income on posi-
tive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. These amounts are included in income — affiliated in the Statements of Operations.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments (including paydowns and mortgage dollar roll transactions and excluding short-term securities and US government securities) for the six months ended February 28, 2010, were as follows:

	Purchases	Sales
BHL	$ 79,601,150	$ 80,273,519
DVF	$ 100,130,378	$ 86,983,707
FRA	$ 167,412,050	$ 155,107,562
BLW	$1,149,665,741	$1,049,052,368

For the six months ended February 28, 2010, sales of US government securities for BLW were $3,482,797.

For the six months ended February 28, 2010, purchases and sales for BLW attributable to mortgage dollar rolls were $966,354,141 and
$968,993,352, respectively.

5. Commitments:

Certain Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loans
(“commitments”). Commitments may obligate the Funds to furnish tempo-
rary financing to a borrower until permanent financing can be arranged.
In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 28,
2010, the Funds had the following unfunded loan commitments:

Borrower
Value of
	Unfunded	Underlying
	Commitment	Loans
BHL	(000)	(000)
CloverHill	$ 232	$ 236
Delphi	$ 123	$ 107
New Vision	$ 99	$ 102
DVF
CII Investment	$ 196	$ 179
Delphi	$ 123	$ 127
FRA
CloverHill	$ 411	$ 419
Delphi A-1	$ 8	$ 7
Delphi A-2	$ 19	$ 17
Delphi B-1	$ 84	$ 72
Delphi B-2	$ 196	$ 169
Vought Aircraft	$1,148	$1,094
BLW
Delphi	$ 614	$ 532
New Vision	$ 50	$ 52

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 59

Notes to Financial Statements (continued)

6. Capital Loss Carryforwards:

As of August 31, 2009, the Funds had capital carry loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires August 31,	BHL	DVF	FRA	BLW
2013	—	—	$ 691,829	—
2014	—	$ 1,755,694	—	—
2015	—	2,237,399	—	—
2016	—	1,444,704	475,453	$ 21,933,927
2017	$ 1,063,204	20,249,830	20,954,032	9,996,868
Total	$ 1,063,204	$ 25,687,627	$ 22,121,314	$ 31,930,795
			Senior	Senior
			Floating Rate	Floating Rate
Expires August 31,			Fund	Fund II
2010			$ 87,904,309	$ 864,375
2011			53,409,203	17,719,049
2012			34,221,818	6,383,383
2013			56,166,095	—
2014			945,546	—
2015			2,561,691	—
2016			31,419,599	4,923,144
2017			16,221,457	7,728,284
Total			$282,849,718	$ 37,618,235

7. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open trans-
actions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Share Transactions:

BHL and BLW are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. DVF and FRA are authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to classify and reclassify any unissued shares without approval of
Common Shareholders.

During the six months ended February 28, 2010 and the year ended
August 31, 2009, the shares issued and outstanding increased by the following amounts as a result of dividend reinvestments:

	Six Months Ended	Year Ended
	February 28, 2010	August 31, 2009
BHL	—	84,923
DVF	15,929	129,277
FRA	34,797	31,791

Shares issued and outstanding remained constant during the six months ended February 28, 2010 and the year ended August 31, 2009 for BLW.

At February 28, 2010, the shares owned by affiliates of the Manager of the
Funds were as follows:

Shares
BHL	8,517
FRA	8,726
BLW	6,021

Transactions in capital shares, with respect to Senior Floating Rate and Senior Floating Rate II, were as follows:
	Six Months Ended		Year Ended
	February 28, 2010		August 31, 2009
Senior Floating Rate	Shares	Amount	Shares	Amount
Shares sold	975,726	$ 7,282,805	3,495,709	$ 22,066,554
Shares issued to shareholders in reinvestment of dividends	73,448	547,445	189,466	1,198,984
Total issued	1,049,174	7,830,250	3,685,175	23,265,538
Shares tendered	(4,116,162)	(30,480,799)	(10,231,989)	(65,061,276)
Net decrease	(3,066,988)	$ (22,650,549)	(6,546,814)	$ (41,795,738)
Senior Floating Rate II
Shares sold	940,702	$ 7,602,535	3,475,221	$ 23,697,009
Shares issued to shareholders in reinvestment of dividends	52,402	422,993	83,856	580,777
Total issued	993,104	8,025,528	3,559,077	24,277,786
Shares tendered	(1,335,186)	(10,726,654)	(5,697,156)	(39,247,148)
Net decrease	(342,082)	$ (2,701,126)	(2,138,079)	$ (14,969,362)

60 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (concluded)

9. Borrowings

On December 22, 2009, BLW borrowed under the Term Asset-Backed
Securities Loan Facility (“TALF”). The TALF program was launched by the
U.S. Department of Treasury and the Federal Reserve Board as a credit facility designed to restore liquidity to the market for asset-backed securi-
ties. The Federal Reserve Bank of New York (“FRBNY”) will provide up to $1 trillion in non-recourse loans to support the issuance of certain AAA-rated asset-backed securities and commercial mortgage-backed securities
(“Eligible Securities”). The Fund posted as collateral already-held Eligible
Securities, which were all commercial mortgage-backed securities, in return for non-recourse, 5-year term loans (“TALF loans”) in an amount equal to approximately 85% of the value of such Eligible Securities. The TALF loans are shown as loan payable on the Statements of Assets and Liabilities. The following is a summary of the outstanding TALF loans and related informa-
tion as of February 28, 2010:

	Aggregate				Value of
	Number	Amount	Maturity	Interest	Eligible
	of Loans	of Loans	Date(s)	Rates	Securities
BLW	1	$12,744,165	12/22/14	3.62%	$15,576,712

The non-recourse provision of the TALF loans allows the Fund to satisfy loan obligations with Eligible Securities, subject to certain conditions, even if the value of the Eligible Securities falls below the outstanding amount of the loan. The Fund can repay TALF loans prior to the maturity dates with no penalty. Principal and interest due on the loans will typically be paid with principal paydowns and interest received from the Eligible Securities. Credit agreements underlying each loan contain provisions to address instances in which interest payments on Eligible Securities fall short of amounts due to the FRBNY. The Fund paid to the FRBNY a one time administration fee of 0.20% of the amount borrowed, which was expensed as incurred in the current period by the Fund and is included in borrowing costs in the
Statements of Operations. The Fund also pays a financing fee equal to the 5-year LIBOR swap rate plus 1.00% on the outstanding loan amount payable monthly, which is included in interest expense in the Statements of Operations.

Since the Fund has the ability to potentially satisfy TALF loan obligations by surrendering Eligible Securities, potential losses by the Fund associated with the TALF loans are limited to the difference between the amount of
Eligible Securities posted at the time of loan initiation and the loan pro-
ceeds received by the Fund.

The Fund has elected to account for the outstanding TALF loans at fair value. The Fund elected to fair value its TALF loans to more closely align changes in the value of the TALF loans with changes in the value of the
Eligible Securities and to reduce the potential volatility in the Statements of Operations which could result if only the Eligible Securities were fair val-
ued. In fair valuing TALF loans, the Fund considers various factors such as observable market transactions, if available, changes in the value of Eligible
Securities, interest rate movements, and the potential likelihood and timing of loan repayments. Any change in unrealized gain or loss associated with fair valuing TALF loans will be reflected in the Statements of Operations. As of February 28, 2010, the fair value of the Fund’s TALF loan obligation was determined to be equal to its face value and as a result there were no unrealized gains or losses recorded by the Fund.

On March 5, 2009, BHL, DVF, and FRA entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement

(the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”).
The Funds have granted a security interest in substantially all of their assets to SSB. The agreement allowed for the following maximum commitment amounts:

Commitment Amount
BHL	$ 55,000,000
DVF	$ 50,000,000
FRA	$103,000,000

Advances are made by SSB to the Funds, at the Funds option (a) the higher of (i) 1.0% above the Fed Effective Rate and (ii) 1.0% above the
Overnight LIBOR or (b) 1.0% above 7-day, 30-day, 60-day or 90-day LIBOR.
In addition, the Funds pay a facility fee and a commitment fee based upon
SSB’s total commitment to the Funds. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Funds as of February 28, 2010 are shown in the
Statements of Assets and Liabilities as loan payable. The SSB Agreement was renewed for 364 days under substantially the same terms effective
March 4, 2010. The SSB Agreement allows for the following maximum commitment amounts:

Commitment Amount
BHL	$ 55,000,000
DVF	$ 55,000,000
FRA	$103,000,000

The Funds may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short—term borrowings is less than 300%.

For the six months ended February 28, 2010, the daily weighted average interest rates for funds with loans under the revolving credit agreements were as follows:

Daily Weighted
Average
Interest Rate
BHL	1.20%
DVF	1.20%
FRA	1.20%

For the six months ended February 28, 2010, the daily weighted average interest rates for funds with reverse repurchase agreements were as follows:

Daily Weighted
Average
Interest Rate
BLW	0.18%

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 31, 2010 to
Common Shareholders of record on March 15, 2010 as follows:

BHL	$0.0540
DVF	$0.0685
FRA	$0.0815
BLW	$0.0750

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 61

Master Portfolio Summary as of February 28, 2010 Master Senior Floating Rate LLC

Portfolio Composition
	Percent of
	Long-Term Investments
Asset Mix	2/28/2010	8/31/09
Floating Rate Loan Interests	82%	91%
Corporate Bonds	18	9

62 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (b)		39,151	$ 15,030
Wellman Holdings, Inc.		5,206	1,302
			16,332
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.	335,138		703,911
Ainsworth Lumber Co. Ltd. (b)	376,109		789,964
			1,493,875
Software — 0.0%
SIRVA		1,817	18,170
Total Common Stocks — 0.3%			1,528,377
		Par
Corporate Bonds		(000)
Building Products — 0.3%
Building Materials Corp. of America, 7.00%,
2/15/20 (b)	USD	1,425	1,425,000
Chemicals — 1.8%
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15 (b)(c)		2,555	1,660,565
10.00%, 3/31/15		2,515	1,634,464
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		1,110	1,037,850
Nalco Co., 8.25%, 5/15/17 (b)		1,015	1,083,513
Wellman Holdings, Inc. (c):
5.00%, 1/29/19		2,322	1,161,342
10.00%, 1/29/19		2,000	2,000,000
			8,577,734
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc., 7.63%, 8/15/16 (b)		1,600	1,616,000
The Geo Group, Inc., 7.75%, 10/15/17 (b)		1,050	1,063,125
			2,679,125
Communications Equipment — 0.1%
Brocade Communications Systems, Inc. (b):
6.63%, 1/15/18		275	277,750
6.88%, 1/15/20		190	193,800
			471,550
Consumer Finance — 0.5%
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		2,300	2,357,500
Containers & Packaging — 0.9%
Berry Plastics Escrow LLC, 8.25%, 11/15/15 (b)		1,700	1,695,750
Crown Americas LLC, 7.63%, 5/15/17 (b)		1,190	1,237,600
Owens-Brockway Glass Container, Inc., 7.38%,
5/15/16		1,210	1,249,325
			4,182,675
Diversified Financial Services — 0.9%
FCE Bank Plc:
7.88%, 2/15/11	GBP	100	153,624
7.13%, 1/16/12	EUR	1,300	1,754,575
7.13%, 1/15/13		200	266,885
GMAC, Inc., 8.30%, 2/12/15 (b)	USD	2,100	2,118,375
			4,293,459

		Par
Corporate Bonds		(000)	Value
Diversified Telecommunication Services — 1.4%
Cincinnati Bell, Inc., 8.25%, 10/15/17	USD	1,800	$ 1,800,000
PAETEC Holding Corp.:
8.88%, 6/30/17		373	375,797
8.88%, 6/30/17 (b)		2	2,015
Qwest Communications International, Inc., 8.00%,
10/01/15 (b)		1,200	1,242,000
Qwest Corp., 8.38%, 5/01/16		990	1,084,050
Windstream Corp., 7.88%, 11/01/17 (b)		2,250	2,199,375
			6,703,237
Energy Equipment & Services — 0.4%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		1,750	1,741,250
Food Products — 0.6%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		2,390	2,587,175
Health Care Providers & Services — 0.4%
DaVita, Inc., 6.63%, 3/15/13		1,660	1,664,150
Hotels Restaurants & Leisure — 0.9%
Icahn Enterprises LP (b):
7.75%, 1/15/16		1,125	1,057,500
8.00%, 1/15/18		2,250	2,115,000
MGM Mirage, 11.13%, 11/15/17 (b)		1,030	1,112,400
			4,284,900
Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		2,300	2,564,500
Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		245	253,575
IT Services — 0.3%
SunGard Data Systems, Inc., 4.88%, 1/15/14		1,429	1,334,329
Independent Power Producers & Energy Traders — 2.1%
Calpine Construction Finance Co. LP, 8.00%,
6/01/16 (b)		3,770	3,817,125
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		1,400	1,428,000
NRG Energy, Inc., 7.25%, 2/01/14		4,300	4,332,250
			9,577,375
Media — 1.4%
Clear Channel Worldwide Holdings, Inc., 9.25%,
12/15/17 (b)		3,675	3,770,550
UPC Germany GmbH, 8.13%, 12/01/17 (b)		2,750	2,750,000
			6,520,550
Paper & Forest Products — 2.1%
NewPage Corp.:
6.50%, 5/01/12 (e)		650	344,500
11.38%, 12/31/14		8,450	8,069,750
Verso Paper Holdings LLC, Series B, 4.00%, 8/01/14 (e)		1,670	1,348,525
			9,762,775
Real Estate Investment Trusts (REITs) — 0.2%
Omega Healthcare Investors, Inc., 7.50%, 2/15/20 (b)		1,100	1,111,000
Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	2,000	2,736,928
Wireless Telecommunication Services — 0.9%
Cricket Communications, Inc., 7.75%, 5/15/16	USD	4,250	4,319,063
Total Corporate Bonds — 17.1%			79,147,850

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the	CAD	Canadian Dollar	GBP	Pound Sterling
Schedule of Investments, the names and descriptions of	EUR	Euro	USD	US Dollar
many of the securities have been abbreviated according
to the following list:

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 63

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Aerospace & Defense — 0.9%
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 2.25%, 3/26/14	USD	121	$ 88,762
Term Loan, 2.23% – 2.25%, 3/26/14		1,985	1,460,696
TASC, Inc.:
Tranche A Term Loan, 5.50%, 12/18/14		850	853,542
Tranche B Term Loan, 5.75%, 12/18/15		1,650	1,661,000
			4,064,000
Airlines — 0.3%
Delta Air Lines, Inc., Credit-Linked Deposit Loan,
0.08% – 2.25%, 4/30/12		1,470	1,373,226
Auto Components — 2.5%
Affinion Group Holdings, Inc., Tranche B Term Loan,
2.73%, 10/17/12		851	825,852
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%,
8/07/14		6,315	5,783,011
Dana Holding Corp., Term Advance, 4.48% – 6.50%,
1/30/15		1,869	1,820,440
Exide Technologies, Term Loan, 3.91%, 5/15/12	EUR	575	704,293
Lear Corp., Loan (Closing Date Loan & Delayed
Draw Loan), 7.50%, 11/09/14	USD	2,375	2,379,928
			11,513,524
Automobiles — 0.9%
Ford Motor Co., Tranche B-1 Term Loan, 3.24% – 3.26%,
12/15/13		4,538	4,198,048
Building Products — 2.5%
Building Materials Corp. of America:
Second Lien Term Loan, 6.00%, 9/15/14		2,500	2,460,000
Term Loan Advance, 3.00%, 2/22/14		1,993	1,940,592
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		5,206	5,226,288
Momentive Performance Materials (Blitz 06-103 GmbH):
Tranche B-1 Term Loan, 2.50%, 12/04/13		967	882,614
Tranche B-2 Term Loan, 2.67%, 12/04/13	EUR	964	1,178,561
			11,688,055
Capital Markets — 0.5%
Marsico Parent Co., LLC, Term Loan, 5.25% – 7.25%,
12/15/14	USD	766	486,623
Nuveen Investments, Inc., Term Loan, 3.25% – 3.32%,
11/13/14		2,068	1,798,902
			2,285,525
Chemicals — 5.7%
Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		1,260	1,274,491
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1, 2.00% – 2.14%, 1/20/14		125	121,864
Facility B2, 1.98% – 2.00%, 1/20/14		1,831	1,780,234
Chemtura Corp. Debtor in Possession Return of Capital
Term Loan, 6.00%, 1/26/11		2,800	2,812,250
Edwards (Cayman Islands II) Ltd., Term Loan (First Lien),
2.25%, 5/31/14		731	582,258
Gentek Holding, LLC, Tranche B Term Loan, 7.00%,
10/29/14		1,300	1,306,500
Huish Detergents, Inc.:
Loan (Second Lien), 4.51%, 10/26/14		750	709,688
Tranche B Term Loan, 2.01%, 4/26/14		618	593,461
Matrix Acquisition Corp. (fka MacDermid, Inc.),
Tranche C Term Loan, 2.63%, 12/15/13	EUR	1,045	1,159,294
Nalco Co., Term Loan, 6.50%, 5/13/16	USD	3,607	3,632,123
PQ Corp. (fka Niagara Acquisition, Inc.), Original
Term Loan (First Lien), 3.48% – 3.50%, 7/30/14		4,942	4,522,290
Rockwood Specialties Group, Inc., Term Loan H, 6.00%,
5/15/14		2,681	2,688,764
Solutia Inc., Loan, 7.25%, 2/28/14		3,054	3,093,371
Tronox Worldwide LLC, Tranche B-1 Term Loan, 9.00%,
6/24/10		2,300	2,360,260
			26,636,848

		Par
Floating Rate Loan Interests		(000)	Value
Commercial Services & Supplies — 2.9%
Advanced Disposal Services, Inc., Term B Loan, 6.00%,
1/14/15	USD	1,300	$ 1,300,000
Alliance Laundry Systems LLC, Term Loan, 2.74%,
1/27/12		511	491,128
ARAMARK Corp.:
Letter of Credit Facility, 2.11%, 1/26/14		136	129,598
US Term Loan, 2.13%, 1/26/14		2,066	1,970,629
Casella Waste Systems, Inc, Term B Loan, 7.00%,
4/09/14		1,244	1,251,523
John Maneely Co., Term Loan, 3.50%, 12/09/13		954	893,962
Johnson Diversey, Inc. Term Loan B, 5.50%, 11/24/15		1,600	1,612,000
SIRVA Worldwide, Inc., Loan (Second Lien), 12.00%,
5/12/15		450	45,045
Synagro Technologies, Inc., Term Loan (First Lien),
2.23%, 4/02/14		2,702	2,382,380
West Corp., Incremental Term B-3 Loan, 7.25%,
10/24/13		3,434	3,468,123
			13,544,388
Construction & Engineering — 0.7%
Safway First Out Term Loan, 9.00%, 12/14/17		1,500	1,500,000
Welding Services Term Loan B, 9.35%, 12/16/13		1,495	1,502,394
			3,002,394
Consumer Finance — 1.5%
DaimlerChrysler Financial Services Americas LLC,
Term Loan (First Lien), 4.24% – 6.25%, 8/03/12		6,870	6,781,953
Containers & Packaging — 1.7%
Anchor Glass Term Loan B, 6.00%, 2/18/16		2,300	2,277,000
Berry Plastics Holding Corp., Term C Loan, 2.25%,
4/03/15		2,856	2,555,320
Graham Packaging Co., LP:
B Term Loan, 2.50%, 10/07/11		1,435	1,415,434
C Term Loan, 6.75%, 4/05/14		750	753,602
Smurfit-Stone Container, Revolving Credit:
0.01% – 4.50%, 11/01/09		313	311,791
0.20% – 5.00%, 11/12/09		104	103,487
Smurfit-Stone Container Canada, Inc.:
Tranche C, 2.50%, 11/01/11		135	133,408
Tranche C-1 Term Loan, 2.50%, 11/01/11		41	40,335
Smurfit-Stone Container Enterprises, Inc.:
Deposit Funded Facility, 4.50%, 11/01/10		63	62,208
Tranche B, 2.50%, 11/01/11		72	70,794
			7,723,379
Diversified Consumer Services — 2.0%
Coinmach Service Corp., Term Loan, 3.26%, 11/14/14		3,930	3,399,298
Laureate Education Term Loan B, 7.00%, 8/15/14		5,985	5,930,686
			9,329,984
Diversified Financial Services — 1.7%
CIT Group, Inc., Tranche 2A Term Loan, 9.50% – 9.75%,
1/20/12		3,303	3,382,998
Reynolds Group Holdings Inc., US Term Loan, 6.25%,
11/05/15		4,600	4,628,750
			8,011,748
Diversified Telecommunication Services — 2.0%
Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12		746	638,766
Hawaiian Telcom Communications, Inc., Tranche C
Term Loan, 4.75%, 5/30/14		1,629	1,225,546
Integra Telecom Holdings, Inc., Term Loan (First Lien),
10.50%, 8/31/13		2,030	2,028,655
Level 3 Communications, Incremental Term Loan, 7.59%,
3/13/14		1,975	1,779,558

See Notes to Financial Statements.

64 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Diversified Telecommunication Services (concluded)
US Telepacific Corp., Term Loan (Second Lien), 7.75%,
7/25/15	USD	875	$ 876,641
Wind Finance SL SA, Euro Facility (Second Lien),
7.67%, 12/17/14	EUR	2,000	2,712,380
			9,261,546
Electrical Equipment — 0.6%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14	USD	2,690	2,694,080
Electronic Equipment, Instruments &
Components — 1.2%
Flextronics International Ltd.:
A Closing Date Loan, 2.48% – 2.50%, 10/01/14		311	294,081
Term Loan B, 2.50%, 10/01/12		1,614	1,557,510
L-1 Identity Solutions Operating Co., Term Loan, 6.75%,
8/05/13		2,327	2,326,421
Safenet, Inc., Loan (Second Lien), 6.23%, 4/12/15		1,250	1,154,166
			5,332,178
Energy Equipment & Services – 0.5%
Dresser, Inc., Term Loan (Second Lien), 6.00%, 5/04/15		500	467,500
MEG Energy Corp., Tranche D Term Loan, 6.00%,
4/03/16		1,930	1,894,869
			2,362,369
Food & Staples Retailing — 3.6%
AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots),
Facility B1, 3.54%, 7/09/15	GBP	2,800	3,824,727
Bolthouse Farms, Inc. Term Loan B, 5.50%, 2/04/16	USD	1,900	1,900,000
DS Waters of America, Inc., Term Loan:
4.25%, 3/02/12		400	352,000
2.50%, 10/29/12		1,375	1,285,723
Pierre Foods Term Loan B, 8.50%, 9/30/14		1,254	1,250,865
Pilot Travel Centers Term Loan B, 3.50%, 11/18/15		3,500	3,516,226
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		3,175	3,289,300
SUPERVALU Inc., Term B Advance, 1.48%, 6/02/12		1,256	1,218,115
			16,636,956
Food Products — 3.2%
Dole Food Co., Inc.:
Credit-Linked Deposit, 7.89%, 4/12/13		442	442,020
Term Loan B, 5.50% , 2/10/17		1,618	1,618,456
Term Loan C, 5.50% , 2/10/17		3,882	3,884,294
Tranche B Term Loan, 8.00%, 4/12/13		607	606,922
Pilgrim’s Pride Corp. Term Loan A, 5.29%, 12/01/12		1,800	1,773,000
Pinnacle Foods Finance LLC, Tranche C Term Loan,
7.50%, 4/02/14		4,400	4,418,071
Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%,
4/12/13		1,969	1,969,175
			14,711,938
Health Care Equipment & Supplies — 1.3%
Biomet, Inc., Dollar Term Loan, 3.23% – 3.25%,
3/25/15		3,645	3,525,866
DJO Finance LLC (ReAble Therapeutics Finance LLC),
Term Loan, 3.23%, 5/20/14		2,654	2,564,509
Hologic, Inc., Tranche B Term Loan, 3.50%, 3/29/13	USD	121	120,193
			6,210,568
Health Care Providers & Services — 4.7%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.50%, 7/25/14		316	295,341
Funded Term Loan, 2.48% – 2.50%, 7/25/14		6,184	5,778,329
DaVita, Inc., Tranche B-1 Term Loan, 1.73% – 1.76%,
10/05/12		600	585,975
Fresenius SE:
Tranche B1 Term Loan, 6.75%, 9/10/14		2,080	2,090,614
Tranche B2 Term Loan, 6.75%, 9/10/14		1,313	1,319,869

		Par
Floating Rate Loan Interests		(000)	Value
Health Care Providers & Services (concluded)
HCA Inc., Tranche A-1 Term Loan, 1.75%, 11/16/12	USD	7,895	$ 7,456,219
HealthSouth Corp., Term Loan, 2.51%, 3/10/13		659	637,225
Vanguard Health Systems, Inc., Term Loan B, 5.00%,
1/29/16		3,400	3,404,250
			21,567,822
Health Care Technology — 1.0%
IMS Healthcare, Term Loan B, 5.25%, 2/16/16		4,400	4,417,600
Hotels Restaurants & Leisure — 4.2%
CCM Merger Inc. (Motor City Casino), Term B Loan,
8.50%, 7/13/12		1,688	1,662,946
Cedar Fair LP, Term Loan B, 4.00%, 2/04/16		1,750	1,747,267
Green Valley Ranch Gaming, LLC, Loan (Second Lien),
3.50%, 8/16/14		1,750	175,000
Harrah’s Operating Co., Inc.:
Term B-2 Loan, 3.25%, 1/28/15		1,856	1,498,045
Term B-4 Loan, 9.50%, 10/31/16		3,000	2,991,666
Lake at Las Vegas Joint Venture / LLV-1, LLC (a)(f):
Mezzanine, 20.00%, 10/01/10		8	74
Revolving Loan Credit-Linked Deposit Account,
14.35%, 6/20/12		361	3,611
Term Loan, 14.35% – 20.00%, 6/20/12		3,934	39,343
Penn National Gaming, Inc., Term Loan B,
1.98% – 2.00%, 10/03/12		1,653	1,619,142
QCE, LLC (Quiznos), Term Loan (Second Lien), 2.56%,
5/05/13		728	621,316
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		2,875	2,887,578
Six Flags Theme Parks, Inc., Term Loan, 4.50%, 6/13/15		4,750	4,706,062
VML US Finance LLC (aka Venetian Macau), Term B
Funded Project Loan, 4.76%, 5/27/13		1,355	1,289,649
			19,241,699
Household Durables — 0.2%
American Achievement Corp., Tranche B Term Loan,
6.25% -6.50%, 3/25/11		576	541,318
Jarden Corp., Term Loan B3, 2.75%, 1/24/12		595	590,485
			1,131,803
IT Services — 3.0%
Audio Visual Services Group, Inc.:
Loan (Second Lien), 5.76%, 8/28/14		1,616	161,556
Tranche B Term Loan (First Lien), 2.51%, 2/28/14		1,343	940,191
Ceridian Corp., US Term Loan, 3.23% – 3.25%,
11/09/14		2,213	1,935,010
First Data Corp., Initial Tranche B-2 Term Loan, 3.00%,
9/24/14		8,204	7,154,413
RedPrairie Corp., Term Loan B:
3.25%, 7/20/12		242	234,574
3.31%, 7/20/12		402	389,926
SunGard Data Systems, Inc., (Solar Capital Corp.),
Incremental Term Loan, 6.75%, 2/28/14		2,982	2,992,825
			13,808,495
Independent Power Producers & Energy Traders — 1.4%
Dynegy Holdings Inc.:
Term Letter of Credit Facility Term Loan, 3.98%,
4/02/13		1,897	1,850,999
Tranche B Term Loan, 3.98%, 4/02/13		153	149,005
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.73% – 3.75%,
10/10/14		4,412	3,547,996
Initial Tranche B-3 Term Loan, 3.73% – 3.75%,
10/10/14		1,126	901,043
			6,449,043
Industrial Conglomerates — 1.0%
Sequa Corp., Term Loan, 3.51% – 3.94%, 12/03/14		4,808	4,397,632

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 65

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Insurance — 0.4%
Alliant Holdings I, Inc., Term Loan, 3.25%, 8/21/14	USD	1,704	$ 1,608,572
Internet Software & Services — 0.0%
Channel Master Holdings, Inc. (a)(f)(g):
Revolver, 8.31%, 11/15/04		128	—
Term Loan, 9.00%, 11/15/04		1,014	—
			—
Leisure Equipment & Products — 0.4%
Fender Musical Instruments Corp.:
Delayed Draw Loan, 2.51%, 6/09/14		658	557,454
Initial Loan, 2.51%, 6/09/14		1,302	1,103,589
True Temper Sports Debtor in Possession Term Loan,
13.00%, 10/14/13		344	326,791
			1,987,834
Machinery — 1.8%
Accuride, Term Loan, 9.75%, 1/31/12		2,290	2,285,230
Bucyrus International, Term Loan C, 4.50%, 1/26/16		2,500	2,513,250
Oshkosh Truck Corp., Term B Loan, 6.25% – 6.26%,
12/06/13		3,591	3,587,756
			8,386,236
Media — 16.6%
Alpha Topco Ltd. (Formula One), Facility D, 3.82%,
6/30/14		1,000	873,889
Catalina Marketing Corp., Initial Term Loan, 2.98%,
10/01/14		433	417,414
Cengage Learning Acquisitions, Inc. (Thomson Learning),
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		7,500	7,424,895
Cequel Communications, LLC, Tranche A Term Loan
(Second Lien), 4.75%, 5/05/14		5,000	4,870,500
Charter Communications Operating, LLC, New Term Loan,
2.23%, 3/06/14		8,675	8,091,797
FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, 7/14/15		1,332	1,278,424
HMH Publishing Co. Ltd., Mezzanine, 17.50%, 11/14/14		1,186	146,269
Hanley-Wood, LLC (FSC Acquisition), Term Loan,
2.50% – 2.56%, 3/10/14		2,210	987,325
Harland Clarke Holdings Corp. (fka Clarke
American Corp.), Tranche B Term Loan,
2.73% – 2.75%, 6/30/14		2,272	1,987,045
Insight Midwest Holdings, LLC, B Term Loan, 2.25%,
4/07/14		2,075	1,992,324
Intelsat Corp. (fka PanAmSat Corp.):
Tranche B-2-A Term Loan, 2.73%, 1/03/14		575	546,439
Tranche B-2-B Term Loan, 2.73%, 1/03/14		574	546,116
Tranche B-2-C Term Loan, 2.73%, 1/03/14		574	546,116
Intelsat Subsidiary Holding Co. Ltd., Tranche B
Term Loan, 2.73%, 1/03/14		207	197,079
Lamar Media Corp.:
Series B Incremental Loan, 5.50% – 5.75%,
9/28/12		1,417	1,406,278
Series E Incremental Loan, 5.50% – 5.75%,
3/31/13		940	939,772
Term Loan, 5.50% 5.75%, 9/28/12		3,598	3,571,470
Local TV Finance, LLC, Term Loan, 2.26%, 5/07/13		689	595,675
MCC Iowa LLC (Mediacom Broadband Group),
Tranche E Term Loan, 6.50%, 1/03/16		2,382	2,400,919
MCNA Cable Holdings LLC (OneLink Communications),
Loan, 7.23%, 3/01/13 (h)		1,289	1,005,369
Mediacom Illinois, LLC (fka Mediacom
Communications, LLC), Tranche D Term Loan, 5.50%,
3/31/17		1,496	1,494,365
Metro-Goldwyn-Mayer Inc., Tranche B Term Loan,
20.50%, 4/09/12		1,421	853,895
Multicultural Radio Broadcasting, Inc., Term Loan,
2.98%, 12/18/12		494	392,112

		Par
Floating Rate Loan Interests		(000)	Value
Media (concluded)
New Vision Exit Term Loan, 13.00%, 10/01/12	USD	130	$ 130,212
Newsday, LLC, Floating Rate Term Loan, 6.50%, 8/01/13		2,500	2,506,250
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.23%, 8/09/13		446	419,995
Class B Dollar Term Loan, 3.98%, 5/01/16		4,123	3,992,251
Penton Media, Inc.:
Loan (Second Lien), 9.25%, 2/01/14 (a)(f)		500	66,666
Term Loan (First Lien), 2.48% – 2.50%, 2/01/13		486	354,962
Sinclair Television Group, Inc., Tranche B Term Loan,
6.50%, 10/29/15		2,250	2,261,250
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	3,400	4,575,616
Sunshine Acquisition Ltd. (aka HIT Entertainment),
Term Facility, 2.50%, 3/20/12	USD	4,243	3,730,465
TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		3,667	3,676,287
UPC Financing Partnership, Facility U, 4.99%,
12/31/17	EUR	2,100	2,664,080
Virgin Media Investment Holdings Ltd.:
B1 Facility, 4.17%, 7/30/12	GBP	653	985,603
B1 Facility, 4.43%, 7/30/12		906	1,366,091
B7 Facility, 4.40%, 9/03/12		4246	630,106
C Facility, 4.40% , 9/03/12		1,028	1,527,924
C Facility, 3.58%, 7/17/13		600	854,656
Worldcolor Press, Inc. and Worldcolor (USA) Corp.
(fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12		2,386	2,410,141
Yell Group Plc TPI, Term Loan A, 2.48%, 8/09/11		1,750	1,675,625
			76,393,667
Multi-Utilities — 0.6%
Energy Transfer Equity, LP, Term Loan, 1.98%, 11/01/12	USD	750	739,682
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
Synthetic Letter of Credit, 2.81%, 11/01/13		139	129,566
Term B Advance (First Lien), 2.75%, 11/01/13		1,528	1,425,749
Mach Gen, LLC, Synthetic Letter of Credit Loan
(First Lien), 2.25%, 2/22/13		69	63,604
USPF Holdings, LLC, Term Loan, 1.98%, 4/11/14		607	599,898
			2,958,499
Multiline Retail — 0.6%
Dollar General Corp.:
Tranche B-1 Term Loan, 2.98% – 3.00%, 7/07/14		1,963	1,904,868
Tranche B-2 Term Loan, 2.98%, 7/07/14		427	410,628
The Neiman Marcus Group Inc., Term Loan, 2.26%,
4/06/13		745	668,679
			2,984,175
Oil, Gas & Consumable Fuels — 0.8%
Big West Oil, LLC,:
Delayed Draw Loan, 4.50%, 1/26/15		1,517	1,487,145
Initial Advance Loan, 4.50% , 5/15/14		1,207	1,182,758
Initial Advance Loan, 9.75% , 5/15/14		1,075	1,080,375
			3,750,278
Paper & Forest Products — 0.8%
Georgia-Pacific LLC, Term Loan B:
2.24% – 2.25%, 12/20/12		1,342	1,310,469
2.25% – 2.26%, 12/23/12		2,615	2,553,743
			3,864,212
Personal Products — 0.5%
American Safety Razor Co., LLC:
Loan (Second Lien), 6.51%, 1/30/14		1,600	936,000
Term Loan (First Lien), 2.75% -2.76%, 7/31/13		824	747,515
Revlon Consumer Products Corp., Term Loan, 4.26%,
1/15/12		500	492,032
			2,175,547

See Notes to Financial Statements.

66 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value
Pharmaceuticals — 1.2%
Warner Chilcott Co., LLC, Term A Loan, 5.50%,
10/30/14	USD 1,729	$ 1,728,382
Warner Chilcott Corp., Term B-1 Loan, 5.75%, 4/30/15	3,836	3,834,495
		5,562,877
Professional Services — 0.5%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 7.50%,
7/31/15	2,362	2,377,152
Real Estate Management & Development — 1.0%
Mattamy Funding Partnership, Loan, 2.56%, 4/11/13	888	812,063
Realogy Corp.:
Delayed Draw Term Loan B, 3.25% , 10/10/13	1,197	1,055,482
Initial Term B Loan, 3.25% , 10/10/13	2,554	2,252,214
Synthetic Letter of Credit, 3.25%, 10/10/13	688	606,365
		4,726,124
Specialty Retail — 1.0%
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan,
2.98%, 10/21/13	611	588,904
General Nutrition Centers, Inc., Term Loan,
2.48% – 2.51%, 9/16/13	546	518,684
Michaels Stores, Inc.:
Term Loan B, 2.50% – 2.56%, 10/31/13	1,521	1,370,137
Term Loan B-1, 4.75% – 4.81%, 7/31/16	2,004	1,909,100
		4,386,825
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc., New Term Loan, 5.25%, 12/10/15	1,500	1,511,250
Trading Companies & Distributors — 0.2%
Beacon Sales Acquisition, Inc., Term B Loan,
2.23% – 2.25%, 9/30/13	928	871,947
Wireless Telecommunication Services — 1.5%
Digicel International Finance Ltd., Tranche A, 2.81%,
3/30/12	5,154	4,960,957
MetroPCS Wireless, Inc., Tranche B Term Loan, 2.50%,
11/03/13	2,214	2,133,430
		7,094,387
Total Floating Rate Loan Interests — 79.9%		369,016,383
	Beneficial
	Interest
Other Interests (i)	(000)
Diversified Financial Services — 0.4%
J.G. Wentworth LLC Preferred Equity Interests	1	1,944,443
Total Other Interests — 0.4%		1,944,443
Warrants (j)	Shares
Media — 0.0%
Cumulus Media (expires 12/31/19)	1,543	2,377
New Vision Holdings LLC (expires 9/30/14)	48,636	486
Total Warrants — 0.0%		2,863
Total Long-Term Investments
(Cost — $485,119,192) — 97.7%		451,639,916

Short-Term Securities						Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (k)(l)					36,095,866		$ 36,095,866
Total Short-Term Securities
(Cost — $36,095,866) — 7.8%							36,095,866
Total Investments (Cost — $521,215,058*) — 105.5%							487,735,782
Liabilities in Excess of Other Assets — (5.5)%							(25,438,452)
Net Assets — 100.0%							$462,297,330
* The cost and unrealized appreciation (depreciation) of investments as of February 28,
	2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost						$ 521,284,614
	Gross unrealized appreciation						$ 9,925,386
	Gross unrealized depreciation						(43,474,218)
	Net unrealized depreciation						$ (33,548,832)
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration to qualified
	institutional investors.
(c) Convertible security.
(d) Represents a payment-in-kind security which may pay interest/dividends in addi-
	tional face/shares.
(e) Variable rate security. Rate shown is as of report date.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) As a result of bankruptcy proceedings, the company did not repay the principal
	amount of the security upon maturity.
(h) Represents a payment-in-kind security which may pay interest/dividends in addi-
	tional par/shares.
(i) Other interests represent beneficial interest in liquidation trusts and other reorgani-
	zation entities and are non-income producing.
(j) Warrants entitle the Fund to purchase a predetermined number of shares of com-
	mon stock and are non-income producing. The purchase price and number of
	shares are subject to adjustment under certain conditions until the expiration date.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of
	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
					Net
	Affiliate				Activity		Income
	BlackRock Liquidity Funds, TempFund,
	Institutional Class				USD 2,487,443		$ 14,974
(l) Represents the current yield as of report date.
•	Foreign currency exchange contracts as of February 28, 2010 were as follows:
							Unrealized
	Currency			Currency		Settlement Appreciation
	Purchased			Sold	Counterparty	Date	(Depreciation)
	USD 19,197,704		EUR	13,292,500	CitiBank NA	3/24/10	$ 1,098,752
	GBP 1,438,500 USD			2,257,313	CitiBank NA	4/21/10	(64,758)
	USD	592,696	CAD	620,000 Goldman Sachs
					Bank USA	4/21/10	3,510
	USD	803,493	GBP	503,000	CitiBank NA	4/21/10	36,823
	USD 8,489,253 GBP			5,243,500	Morgan Stanley
					Capital
					Services, Inc.	4/21/10	497,135
	Total						$ 1,571,462
•	For Master LLC compliance purposes, the Master LLC’s industry classifications refer
	to any one or more of the industry sub-classifications used by one or more widely
	recognized market indexes or rating group indexes, and/or as defined by Master LLC
	management. This definition may not apply for purposes of this report, which may
	combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 67

Schedule of Investments (concluded) Master Senior Floating Rate LLC

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Master LLC’s own assumptions used in determining the face value of invest-
ments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 28, 2010 in determining the fair valuation of the Master LLC’s investments:
Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Common Stocks	$ 703,911	$ 789,964	$ 34,502	$ 1,528,377
Corporate Bonds	—	72,691,479	6,456,371	79,147,850
Floating Rate
Loan Interests	—	314,769,878	54,246,505	369,016,383
Other Interests	—	—	1,944,443	1,944,443
Warrants	—	2,377	486	2,863
Short-Term
Securities	36,095,866	—	—	36,095,866
Total	$36,799,777	$388,253,698	$62,682,307	$487,735,782
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	—	$ 1,636,220	$ 2,039	$ 1,638,259
Liabilities	—	(64,758)	(103,303)	(168,061)
Total	—	$ 1,571,462	$ (101,264) $	1,470,198
[1] Other financial instruments are unfunded loan commitments and foreign currency exchange contracts, which are shown at the unrealized appreciation/
depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
			Investments in Securities
	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interests	Warrants	Total
Balance, as of August 31, 2009	$ 16,332	$ 6,417,361	$ 97,288,159	$ 777,120	—	$104,498,972
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	(3,718)	(11,699,270)	(44,038)	—	(11,747,026)
Change in unrealized appreciation/depreciation[2]	—	3,717	23,786,736	1,211,361	—	25,001,814
Net purchases (sales)	—	39,011	(37,558,238)	—	—	(37,519,227)
Net transfers in/out of Level 3	18,170	—	(17,570,882)	—	$ 486	(17,552,226)
Balance, as of February 28, 2010	$ 34,502	$ 6,456,371	$ 54,246,505	$ 1,944,443	$ 486	$ 62,682,307
[2] Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on securites still held at February 28, 2010 was $11,128,072.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:
Other Financial
Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	—	$ (112,385)
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in/out of Level 3	$ 2,039	9,082
Balance as of February 28, 2010	$ 2,039	$ (103,303)
[3] Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

68 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statement of Assets and Liabilities	Master Senior Floating Rate LLC
February 28, 2010 (Unaudited)
Assets
Investments at value - unaffiliated (cost — $485,119,192)	$ 451,639,916
Investments at value - affiliated (cost — $36,095,866)	36,095,866
Unrealized appreciation on foreign currency exchange contracts	1,636,220
Unrealized appreciation on unfunded loan commitments	2,039
Cash	1,065,997
Foreign currency at value — (cost — $771,509)	767,029
Investments sold receivable	19,126,745
Interest receivable	4,637,475
Contributions receivable from investors	1,205,505
Principal paydown receivable	12,500
Commitment fees receivable	1,792
Prepaid expenses	18,214
Other assets	5,001
Total assets	516,214,299
Liabilities
Unrealized depreciation on foreign currency exchange contracts	64,758
Unrealized depreciation on unfunded loan commitments	103,303
Investments purchased payable	53,352,591
Investment advisory fees payable	332,834
Other affiliates payable	3,660
Officer's and Directors' fees payable	512
Other accrued expenses payable	55,284
Other liabilities	4,027
Total liabilities	53,916,969
Net Assets	$ 462,297,330
Net Assets Consist of
Investors' capital	$ 494,191,973
Net unrealized appreciation/depreciation	(31,894,643)
Net Assets	$ 462,297,330

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 69

Statement of Operations	Master Senior Floating Rate LLC
Six Months Ended February 28, 2010 (Unaudited)
Investment Income
Interest	$ 14,517,352
Income - affiliated	14,974
Facility and other fees	184,650
Total income	14,716,976
Expenses
Investment advisory	2,165,409
Professional	84,391
Accounting services	79,597
Custodian	24,279
Officer and Directors	21,782
Printing	3,190
Miscellaneous	41,472
Total expenses excluding interest expense	2,420,120
Interest expense	16,110
Total expenses	2,436,230
Less fees waived by advisor	(6,789)
Total expenses after fees waived	2,429,441
Net investment income	12,287,535
Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	(19,313,686)
Swaps	(500,317)
Foreign currency transactions	(623,362)
(20,437,365)
Net change in unrealized appreciation/depreciation on:
Investments	42,601,613
Swaps	290,086
Foreign currency transactions	1,909,813
Unfunded loan commitments	11,121
44,812,633
Total realized and unrealized gain	24,375,268
Net Increase in Net Assets Resulting from Operations	$ 36,662,803

Statement of Changes in Net Assets	Master Senior Floating Rate LLC
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 12,287,535	$ 27,640,754
Net realized loss	(20,437,365)	(49,899,586)
Net change in unrealized appreciation/depreciation	44,812,633	(16,926,300)
Net increase (decrease) in net assets resulting from operations	36,662,803	(39,185,132)
Capital Transactions
Proceeds from contributions	14,885,341	45,763,562
Value of withdrawals	(52,534,771)	(132,042,492)
Net decrease in net assets derived from capital transactions	(37,649,430)	(86,278,930)
Net Assets
Total decrease in net assets	(986,627)	(125,464,062)
Beginning of period	463,283,957	588,748,019
End of period	$ 462,297,330	$ 463,283,957
See Notes to Financial Statements.

70 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statement of Cash Flows	Master Senior Floating Rate LLC
Six Months Ended February 28, 2010 (Unaudited)
Cash Provided by Operating Activities
Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ 36,662,803
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(666,329)
Increase in commitment fees receivable	(1,792)
Decrease in other assets	184,285
Decrease in investment advisor payable	(34,691)
Increase in other affiliates payable	2,218
Decrease in accrued expenses payable	(54,809)
Decrease in deferred income	(142,136)
Decrease in swaps payable	(32,025)
Decrease in other liabilities	(11,575)
Decrease in officers and directors payable	(213)
Swap premium received	52,260
Realized and unrealized gain-net	(24,128,369)
Amortization of premium and discount on investments	(2,669,933)
Paid-in-kind income	(197,900)
Proceeds from sales and paydowns of long-term investments	256,294,242
Purchases of long-term investments	(222,971,306)
Net Purchases of short-term securities	(2,487,443)
Cash provided by operating activities	39,797,287
Cash Used for Financing Activities
Proceeds from issuance of Common Stock	14,428,091
Cash Payments on Common Stock	(52,534,771)
Cash receipts from borrowings	32,000,000
Cash payments from borrowings	(32,000,000)
Cash used for financing activities	(38,106,680)
Cash Impact From Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(4,465)
Cash
Net increase in cash	1,686,142
Cash at beginning of period	146,884
Cash at end of period	$ 1,833,026
Cash Flow Information
Cash paid for interest	$ 16,110

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 71

Financial Highlights				Master Senior Floating Rate LLC
	Six Months
	Ended
	February 28,
	2010			Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	8.21%[1]	(4.23)%	(1.08)%	3.49%	5.37%	5.78%
Ratios to Average Net Assets
Total expenses	1.07%[2]	1.05%	1.04%	1.04%	1.04%	1.01%
Total expenses after fees waived	1.07%[2]	1.05%	1.04%	1.04%	1.04%	1.01%
Total expenses after fees waived and excluding interest expense	1.06%[2]	1.04%	1.04%	1.02%	1.03%	1.01%
Net investment income	5.42%[2]	6.44%	6.41%	7.07%	6.22%	4.52%
Supplemental Data
Net assets, end of period (000)	$ 462,297	$ 463,284	$ 588,748	$ 758,328	$ 925,910	$ 1,032,819
Portfolio turnover	56%	47%	56%	46%	54%	53%
Average loan outstanding during the period (000)	$ 2,105	$ 420	—	$ 2,255	$ 1,932	—
[1] Aggregate total investment return.
[2] Annualized.

See Notes to Financial Statements.

72 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (Unaudited) Master Senior Floating Rate LLC

1. Organization and Significant Accounting Policies:

Master Senior Floating Rate LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s
Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC’s policy is to fair value its financial instruments at market value. The Master LLC values its bond investments on the basis of last available bid prices or current market quotations provided by deal-
ers or pricing services selected under the supervision of the Master LLC’s
Board. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such invest-
ments. Swap agreements are valued utilizing quotes received daily by the
Master LLC’s pricing service or through brokers which are derived using daily swap curves and trades of underlying securities. Investments in open-
end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Master LLC’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value deter-
minations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affet the value of such instruments, those instruments may be
Fair Value Assets and be valued at their fair value, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of in-
vestment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Master LLC reports foreign currency related transactions as compo-
nents of realized gains for financial reporting purposes, whereas such com-
ponents are treated as ordinary income for federal income tax purposes.

Floating Rate Loans: The Master LLC may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are gener-
ally (i) the lending rate offered by one or more European banks, such as
LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more US banks or (iii) the certificate of deposit rate. The Master LLC considers these investments to be investments in debt securities for pur-
poses of their investment policies.

The Master LLC earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent and prepayment penalty fees. Facility, commitment and amendment fees are typically amortized over the term of the loan. Consent fees and various other fees are recorded as income. Prepayment penalty fees are recorded as realized gains. When the Master LLC buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Master LLC may receive a commit-
ment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Master LLC may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Master LLC may include covenant waiver fees and covenant modification fees.

The Master LLC may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Master LLC may invest in such loans in the form of participations in loans

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 73

Notes to Financial Statements (continued) Master Senior Floating Rate LLC

(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Master LLC having a con-
tractual relationship only with the lender, not with the borrower. The Master
LLC will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Master LLC generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Master LLC may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Master LLC will assume the credit risk of both the borrower and the lender that is selling the Participation. The Master LLC’s invest-
ments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master LLC may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Master LLC either delivers collateral or segregates assets in connection with certain investments (e.g., swaps and foreign currency exchange contracts), the Master LLC will, con-
sistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit secu-
rities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income is recognized on the accrual basis. The Master LLC amor-
tizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master
LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limi-
tations on the Master LLC’s US federal tax returns remains open for each of the four years ended August 31, 2009. The statutes of limitations on the
Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Master LLC’s financial statements and dis-
closures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods begin-
ning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after
December 15, 2010, and for interim periods within those fiscal years. The impact of this guidance on the Master LLC’s financial statements and dis-
closures is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with its custo-
dian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the
Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Master LLC may engage in various portfolio investment strategies both to increase the return of the Master LLC and to economically hedge, or protect, its exposure to certain risks such as credit risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The
Master LLC may mitigate counterparty risk through master netting agree-
ments included within an International Swap and Derivatives Association,
Inc. (“ISDA”) Master Agreement between the Master LLC and each of its counterparties. The ISDA Master Agreement allows the Master LLC to offset

74 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued) Master Senior Floating Rate LLC with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon mini-
mum transfer amounts of up to $500,000. To the extent amounts due to the Master LLC from its counterparties are not fully collateralized contractu-
ally or otherwise, the Master LLC bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for infor-
mation with respect to collateral practices.

The Master LLC’s maximum risk of loss from counterparty credit risk on over-the counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Master
LLC. Certain ISDA Master Agreements allow counterparties to OTC deriva-
tives to terminate derivative contracts prior to maturity in the event the
Master LLC’s net assets decline by a stated percentage or the Master LLC fails to meet the terms of its ISDA Master Agreements, which would cause the Master LLC to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Master LLC may enter into for-
eign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date.
Foreign currency exchange contracts, when used by the Master LLC, help to manage the overall exposure to the foreign currency backing some of the investments held by the Master LLC. The contract is marked-to-market daily and the change in market value is recorded by the Master LLC as an unre-
alized gain or loss. When the contract is closed, the Master LLC records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Swaps: The Master LLC may enter into swap agreements, in which the
Master LLC and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master LLC are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master LLC will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master LLC’s basis in the contract, if any. Swap trans-
actions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Credit default swaps — The Master LLC may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master LLC enters into credit default agreements to provide a measure of protec-
tion against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master LLC may either buy or sell (write)
credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agree-
ments in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific pay-
ment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring).
Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-
down, principal or interest shortfall or default of all or individual under-
lying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master LLC will either receive from the seller an amount equal to the notional amount of the swap and deliver the refer-
enced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the
Master LLC will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

Derivatives Instruments Categorized by Risk Exposure:
Values of Derivative Instruments as of February 28, 2010

	Asset Derivatives	Liability Derivatives
	Statement	Statement
	of Assets and	of Assets and
	Liabilities	Liabilities
	Location Value	Location	Value
	Unrealized	Unrealized
	appreciation	depreciation
	on foreign	on foreign
	currency	curency
Foreign currency exchange	exchange	exchange
contracts	contracts $1,636,220	contracts	$64,758
The Effect of Derivative Instruments on the Statement of Operations
Six Months Ended February 28, 2010

Net Realized Gain (Loss) from

Foreign currency exchange contracts:
Foreign currency transactions		$ (516,772)
Credit contracts:
Swaps			(500,317)
Total		$(1,017,089)

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 75

Notes to Financial Statements (continued) Master Senior Floating Rate LLC

Net Change in Unrealized Appreciation/Depreciation on
Foreign currency exchange contracts:
Foreign currency transactions	$ 1,772,384
Credit contracts:
Swaps	290,086
Total	$ 2,062,470
For the six months ended February 28, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:
Foreign currency exchange contracts:
Average number of contracts—US dollars purchased	7
Average number of contracts—US dollars sold	1
Average US dollar amounts purchased	$28,717,937
Average US dollar amounts sold	$ 1,128,656

3. Investment Advisory Agreements and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC"), and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Master LLC’s portfo-
lio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee at an annual rate of 0.95% of the average daily value of the Master LLC’s net assets.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment compa-
nies. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended February 28, 2010, the Master LLC reimbursed the Manager $3,951 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, including paydowns and excluding short-term securities, for the six months ended February 28, 2010 were
$253,714,452 and $271,526,468, respectively.

5. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may bor-
row up to the maximum amount allowable under the Master LLC’s current
Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November
2009, the credit agreement was renewed with the following terms: 0.02%
upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October 31, 2009, a commit-
ment fee of 0.10% per annum on the Master LLC’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the
Fed Funds rate plus 1.25% per annum on amounts borrowed. For the six months ended February 28, 2010, the daily average weighted interest rate was 1.54%.

6. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to coun-
terparty risk, or the risk that an entity with which the Master LLC has unset-
tled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master
LLC’s exposure to credit and counterparty risks with respect to these finan-
cial assets is generally approximated by their value recorded in the Master
LLC’s Statement of Assets and Liabilities, less any collateral held by the
Master LLC.

76 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (concluded) Master Senior Floating Rate LLC

7. Commitments:

The Master LLC may invest in floating rate loans. In connection with these investments, the Mater LLC may also enter into unfunded corporate loans
(“commitments”). Commitments may obligate the Master LLC to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Master LLC earns a commitment fee, typically set as a percentage of the commitment amount.

Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period.
As of February 28, 2010, the Master LLC had the following unfunded loan commitments:

		Value of
	Unfunded	Underlying
	Commitment	Loan
Borrower	(000)	(000)
New Vision	$2,185	$2,082
Vought Aircraft Industries, Inc	$ 40	$ 42

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Master LLC through the date that the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne Ackerley, Fund President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial
Management, Inc.
New York, NY 10055

Custodians
State Street Bank and Trust Company1
Boston, MA 02111

The Bank of New York Mellon2
New York, NY 10286

Transfer Agents
Common Shares
Computershare Trust Company, N.A.1
Providence, RI 02940

PNC Global Investment Servicing
(U.S.) Inc.2
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher
& Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
1 For BHL, DVF, FRA, and BLW.
2 For Senior Floating Rate and
Senior Floating Rate II.

Effective January 1, 2010, Kent Dixon, a Director of the Funds, retired.

Effective March 31, 2010, G. Nicholas Beckwith, III, a Director of the Funds, resigned.

The Funds’ Board of Directors wishes both Mr. Dixon and Mr. Beckwith well.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 77

Additional Information

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to pro-
vide shareholders with a more stable level of dividend distributions, the
Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms
N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. Each Fund’s/Master
LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2)
at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

78 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Additional Information (concluded)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment results during the year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV for the calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

February 28, 2010
		Total Cumulative Distributions			% Breakdown of the Total Cumulative
		for the Fiscal Year-to-Date			Distributions for the Fiscal Year-to-Date
	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
BHL	$0.34200	—	—	$0.34200	100%	—	—	100%
DVF	$0.37571	—	$0.06529	$0.44100	85%	—	15%	100%
FRA	$0.42400	—	$0.06500	$0.48900	87%	—	13%	100%
BLW	$0.42000	—	—	$0.42000	100%	—	—	100%

Each Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder.
A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 79

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a represen-
tation of future performance. BlackRock Defined Opportunity Credit Trust, BlackRock Diversified Income Strategies Fund, Inc., BlackRock Floating Rate
Income Strategies Fund, Inc., BlackRock Limited Duration Income Trust, BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate
Fund II, Inc. leverage their Common Shares, which creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Defined Opportunity Credit Trust

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: April 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: April 28, 2010